UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Balanced Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Note to Shareholders:

Fidelity has recently changed the way VIP Balanced Portfolio invests in investment-grade debt securities and certain other types of investments. Rather than investing in investment-grade debt securities through a subportfolio, VIP Balanced Portfolio will now gain exposure to the investment-grade sector through its investment in a central fund.

A central fund is a mutual fund used by this fund and other Fidelity funds as an investment vehicle to gain exposure to a particular market sector - in this case, investment-grade debt. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt securities by investing directly in a central fund.

Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them. It is important to note that this new investment structure does not change the investment strategy of any of the VIP Portfolios.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

VIP Balanced Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,031.30	$ 3.07
HypotheticalA	$ 1,000.00	$ 1,021.77	$ 3.06
Service Class
Actual	$ 1,000.00	$ 1,031.70	$ 3.63
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 3.61
Service Class 2
Actual	$ 1,000.00	$ 1,030.60	$ 4.33
HypotheticalA	$ 1,000.00	$ 1,020.53	$ 4.31
Investor Class
Actual	$ 1,000.00	$ 1,030.40	$ 3.73
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.61%
Service Class	.72%
Service Class 2.86%
Investor Class	.74%

Semiannual Report

VIP Balanced Portfolio

Investment Changes

Top Five Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.8	1.1
General Electric Co.	1.3	1.6
Valero Energy Corp.	1.1	1.0
Bank of America Corp.	1.0	1.1
JPMorgan Chase & Co.	1.0	0.7
	6.2
Top Five Bond Issuers as of June 30, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.2	10.2
U.S. Treasury Obligations	6.3	5.0
Freddie Mac	1.4	1.4
CS First Boston Mortgage Securities Corp.	0.2	0.3
Wells Fargo Mortgage Backed Securities Trust	0.2	0.0
	17.3
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	15.5
Information Technology	9.9	11.1
Industrials	8.9	8.6
Energy	8.7	9.7
Health Care	7.3	7.6
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 65.3%		Stocks 68.0%
	Bonds 30.4%		Bonds 33.9%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets A (1.9)%
* Foreign investments	10.8%	** Foreign investments	9.9%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

VIP Balanced Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	19,800	$ 338,778
LKQ Corp. (a)	10,200	193,800
		532,578
Automobiles - 0.1%
Coachmen Industries, Inc.	11,300	134,922
Harley-Davidson, Inc.	5,400	296,406
		431,328
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A (a)	12,700	58,293
Service Corp. International (SCI)	24,400	198,616
Weight Watchers International, Inc.	2,800	114,492
		371,401
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	5,800	234,088
Carnival Corp. unit	6,500	271,310
Gaylord Entertainment Co. (a)	7,100	309,844
Greek Organization of Football Prognostics SA	7,800	282,371
Kerzner International Ltd. (a)	2,900	229,912
Kinki Nippon Tourist Co. Ltd. (e)	7,000	26,244
McDonald's Corp.	34,700	1,165,920
OSI Restaurant Partners, Inc.	9,000	311,400
Pinnacle Entertainment, Inc. (a)	5,000	153,250
Royal Caribbean Cruises Ltd.	10,300	393,975
Starwood Hotels & Resorts Worldwide, Inc.	6,100	368,074
Vail Resorts, Inc. (a)	1,300	48,230
WMS Industries, Inc. (a)	14,000	383,460
Yum! Brands, Inc.	4,400	221,188
		4,399,266
Household Durables - 0.5%
Cyrela Brazil Realty SA	18,000	299,183
D.R. Horton, Inc.	8,800	209,616
Fortune Brands, Inc.	700	49,707
Interface, Inc. Class A (a)	30,212	345,927
La-Z-Boy, Inc. (e)	11,200	156,800
Leggett & Platt, Inc.	5,000	124,900
Sealy Corp., Inc.	9,700	128,719
Sony Corp. sponsored ADR	4,300	189,372
Standard Pacific Corp.	6,400	164,480
The Stanley Works	4,000	188,880
		1,857,584
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	7,200	171,216
MarineMax, Inc. (a)	8,800	230,824
		402,040

	Shares	Value (Note 1)
Media - 1.8%
Citadel Broadcasting Corp.	10,900	$ 97,010
Clear Channel Communications, Inc.	10,000	309,500
EchoStar Communications Corp. Class A (a)	14,236	438,611
Gannett Co., Inc.	800	44,744
Lamar Advertising Co. Class A (a)	16,400	883,304
Liberty Global, Inc.:
Class A	10,500	225,750
Class C (a)	11,100	228,327
Live Nation, Inc. (a)	41,900	853,084
McGraw-Hill Companies, Inc.	5,200	261,196
Naspers Ltd. Class N sponsored ADR	8,600	145,598
News Corp. Class A	43,800	840,084
NTL, Inc.	35,062	873,044
Omnicom Group, Inc.	1,200	106,908
Radio One, Inc. Class D (non-vtg.) (a)	9,900	73,260
Salem Communications Corp. Class A (a)	4,400	57,244
The Walt Disney Co.	36,000	1,080,000
TVN SA (a)	8,056	243,407
Viacom, Inc. Class B (non-vtg.) (a)	700	25,088
		6,786,159
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	4,600	121,900
Family Dollar Stores, Inc.	20,800	508,144
Federated Department Stores, Inc.	15,400	563,640
Fred's, Inc. Class A	17,700	236,295
JCPenney Co., Inc.	6,300	425,313
Lotte Shopping Co. Ltd. GDR (a)(f)	8,500	165,305
Target Corp.	4,100	200,367
		2,220,964
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	1,800	52,020
Aeropostale, Inc. (a)	10,800	312,012
Best Buy Co., Inc.	5,250	287,910
Big 5 Sporting Goods Corp.	10,700	208,650
Chico's FAS, Inc. (a)	4,500	121,410
Circuit City Stores, Inc.	3,800	103,436
Daiki Co. Ltd.	7,100	82,526
Eddie Bauer Holdings, Inc. (a)	14,500	166,750
Gamestop Corp.:
Class A (a)	1,800	75,600
Class B (a)	2,100	71,925
Homac Corp.	7,700	126,713
Home Depot, Inc.	13,900	497,481
Kahma Co. Ltd.	2,700	73,148
Monro Muffler Brake, Inc.	800	26,048
O'Reilly Automotive, Inc. (a)	1,800	56,142
OfficeMax, Inc.	6,700	273,025
Pacific Sunwear of California, Inc. (a)	15,300	274,329
RadioShack Corp.	14,500	203,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	13,700	$ 333,184
TJX Companies, Inc.	10,500	240,030
		3,585,339
TOTAL CONSUMER DISCRETIONARY		20,586,659
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	7,500	152,775
Fomento Economico Mexicano SA de CV sponsored ADR	4,900	410,228
SABMiller PLC	11,500	207,274
The Coca-Cola Co.	7,700	331,254
		1,101,531
Food & Staples Retailing - 0.9%
CVS Corp.	21,600	663,120
Kroger Co.	13,700	299,482
Safeway, Inc.	17,900	465,400
Sysco Corp.	7,900	241,424
Wal-Mart de Mexico SA de CV Series V	54,100	148,692
Wal-Mart Stores, Inc.	27,700	1,334,309
Walgreen Co.	7,600	340,784
		3,493,211
Food Products - 0.6%
Azucarera Ebro Agricolas SA	7,200	147,824
Cadbury Schweppes PLC sponsored ADR	200	7,764
Corn Products International, Inc.	18,300	559,980
General Mills, Inc.	7,700	397,782
Global Bio-Chem Technology Group Co. Ltd.	290,000	123,225
Imperial Sugar Co.	1,600	37,952
Kellogg Co.	5,500	266,365
McCormick & Co., Inc. (non-vtg.)	5,600	187,880
Nestle SA (Reg.)	854	268,250
Tyson Foods, Inc. Class A	2,300	34,178
Wm. Wrigley Jr. Co.	8,375	379,890
		2,411,090
Household Products - 0.5%
Colgate-Palmolive Co.	10,900	652,910
Procter & Gamble Co.	21,340	1,186,504
		1,839,414
Personal Products - 0.5%
Alberto-Culver Co.	11,920	580,742
Avon Products, Inc.	28,000	868,000
Estee Lauder Companies, Inc. Class A	2,500	96,675
Playtex Products, Inc. (a)	19,000	198,170
		1,743,587

	Shares	Value (Note 1)
Tobacco - 1.0%
Altria Group, Inc.	51,150	$ 3,755,945
TOTAL CONSUMER STAPLES		14,344,778
ENERGY - 7.9%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	10,100	826,685
BJ Services Co.	18,600	693,036
Global Industries Ltd. (a)	14,100	235,470
GlobalSantaFe Corp.	7,000	404,250
Halliburton Co.	41,600	3,087,136
National Oilwell Varco, Inc. (a)	105,800	6,699,256
Noble Corp.	6,200	461,404
Pride International, Inc. (a)	111,900	3,494,637
Smith International, Inc.	4,800	213,456
Superior Energy Services, Inc. (a)	3,200	108,480
W-H Energy Services, Inc. (a)	2,000	101,660
Weatherford International Ltd. (a)	39,100	1,940,142
		18,265,612
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (a)	6,400	125,568
Cabot Oil & Gas Corp.	5,300	259,700
Canadian Natural Resources Ltd.	4,800	265,391
Chesapeake Energy Corp.	17,300	523,325
El Paso Corp.	21,000	315,000
Ellora Energy, Inc. (f)(g)	30,267	363,204
EnCana Corp.	6,800	358,061
Energy Partners Ltd. (a)(e)	25,400	481,330
EOG Resources, Inc.	2,700	187,218
Goodrich Petroleum Corp. (a)	3,600	102,204
Helix Energy Solutions Group, Inc. (a)	4,200	169,512
Holly Corp.	10,867	523,789
International Coal Group, Inc. (a)	24,000	172,560
Mariner Energy, Inc. (a)	1,800	33,066
Maritrans, Inc.	5,000	124,500
Massey Energy Co.	6,900	248,400
McMoRan Exploration Co. (a)(e)	8,600	151,360
OMI Corp.	9,600	207,840
Overseas Shipholding Group, Inc.	1,500	88,725
Penn Virginia Corp.	3,500	244,580
Petroleum Development Corp. (a)	4,400	165,880
Plains Exploration & Production Co. (a)	8,400	340,536
Quicksilver Resources, Inc. (a)	13,800	507,978
Range Resources Corp.	22,950	624,011
Southwestern Energy Co. (a)	9,800	305,368
SXR Uranium One, Inc. (a)	34,500	255,281
Tesoro Corp.	1,700	126,412
Ultra Petroleum Corp. (a)	6,900	408,963
Valero Energy Corp.	59,900	3,984,548
		11,664,310
TOTAL ENERGY		29,929,922
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 13.0%
Capital Markets - 1.2%
American Capital Strategies Ltd.	11,100	$ 371,628
Ameriprise Financial, Inc.	1,980	88,447
E*TRADE Financial Corp. (a)	40,500	924,210
Goldman Sachs Group, Inc.	2,200	330,946
Lazard Ltd. Class A	7,900	319,160
Lehman Brothers Holdings, Inc.	5,000	325,750
Merrill Lynch & Co., Inc.	20,900	1,453,804
Northern Trust Corp.	3,200	176,960
State Street Corp.	4,300	249,787
TD Ameritrade Holding Corp.	13,400	198,454
UBS AG (Reg.)	18	1,975
		4,441,121
Commercial Banks - 2.2%
ABN-AMRO Holding NV sponsored ADR	10,900	298,224
Absa Group Ltd.	2,300	32,174
Banca Popolare di Milano	9,900	126,198
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	15,300	315,180
Banco Nossa Caixa SA	14,700	307,452
Bank of Baroda	17,218	79,327
Bank of China Ltd. (H Shares)	303,000	137,528
China Construction Bank Corp. (H Shares)	872,000	398,596
Hanmi Financial Corp.	13,300	258,552
HSBC Holdings PLC sponsored ADR	4,600	406,410
ICICI Bank Ltd. sponsored ADR	16,200	383,130
Nara Bancorp, Inc.	8,700	163,125
National Australia Bank Ltd.	14,100	368,421
R&G Financial Corp. Class B	29,900	256,841
SVB Financial Group (a)	3,900	177,294
UCBH Holdings, Inc.	31,900	527,626
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,700	179,253
Unicredito Italiano Spa	43,500	340,716
Wachovia Corp.	46,900	2,536,352
Wells Fargo & Co.	10,000	670,800
Wilshire Bancorp, Inc.	14,500	261,290
Wintrust Financial Corp.	5,000	254,250
		8,478,739
Consumer Finance - 0.5%
Aiful Corp.	2,700	144,173
American Express Co.	8,200	436,404
Capital One Financial Corp. (e)	4,600	393,070
ORIX Corp.	990	241,822
SLM Corp.	10,000	529,200
		1,744,669
Diversified Financial Services - 3.4%
Bank of America Corp.	80,205	3,857,861
Citigroup, Inc.	62,900	3,034,296
FirstRand Ltd.	52,100	122,802

	Shares	Value (Note 1)
JPMorgan Chase & Co.	91,400	$ 3,838,800
Kotak Mahindra Bank Ltd. sponsored GDR (a)(f)	21,083	111,734
Moody's Corp.	900	49,014
PICO Holdings, Inc. (a)(j)	41,496	1,338,246
The NASDAQ Stock Market, Inc. (a)	13,082	391,152
		12,743,905
Insurance - 2.9%
ACE Ltd.	20,300	1,026,977
AFLAC, Inc.	11,700	542,295
AMBAC Financial Group, Inc.	4,600	373,060
American International Group, Inc.	58,350	3,445,568
Aspen Insurance Holdings Ltd.	13,700	319,073
Axis Capital Holdings Ltd.	3,300	94,413
Endurance Specialty Holdings Ltd.	5,600	179,200
Fidelity National Title Group, Inc. Class A	8,800	173,096
Hartford Financial Services Group, Inc.	10,900	922,140
IPC Holdings Ltd.	4,500	110,970
Lincoln National Corp.	1,400	79,016
MBIA, Inc.	8,200	480,110
Montpelier Re Holdings Ltd.	11,700	202,293
Navigators Group, Inc. (a)	1,600	70,112
PartnerRe Ltd.	6,800	435,540
Platinum Underwriters Holdings Ltd.	8,600	240,628
PXRE Group Ltd.	22,400	83,328
Scottish Re Group Ltd.	39,300	655,524
Specialty Underwriters' Alliance, Inc. (a)	9,100	60,788
T&D Holdings, Inc.	1,200	97,007
The St. Paul Travelers Companies, Inc.	14,349	639,678
Universal American Financial Corp. (a)	16,400	215,660
USI Holdings Corp. (a)	13,700	183,717
Willis Group Holdings Ltd.	1,900	60,990
XL Capital Ltd. Class A	6,900	422,970
		11,114,153
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.	1,300	115,284
Annaly Mortgage Management, Inc. (e)	22,100	283,101
BioMed Realty Trust, Inc.	1,900	56,886
Brandywine Realty Trust (SBI)	2,300	73,991
CapitalSource, Inc.	900	21,114
CBL & Associates Properties, Inc.	2,900	112,897
Corporate Office Properties Trust (SBI)	400	16,832
Developers Diversified Realty Corp.	7,200	375,696
Digital Realty Trust, Inc.	3,800	93,822
Duke Realty Corp.	3,400	119,510
Education Realty Trust, Inc.	4,406	73,360
Equity Lifestyle Properties, Inc.	900	39,447
Equity Office Properties Trust	10,600	387,006
Equity Residential (SBI)	3,400	152,082
General Growth Properties, Inc.	6,100	274,866
Highwoods Properties, Inc. (SBI)	2,300	83,214
HomeBanc Mortgage Corp., Georgia	15,800	125,452
Host Hotels & Resorts, Inc.	14,277	312,238
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania (REIT) (SBI)	5,400	$ 217,998
Ramco-Gershenson Properties Trust (SBI)	7,300	196,589
Reckson Associates Realty Corp.	3,000	124,140
Trizec Properties, Inc.	1,800	51,552
United Dominion Realty Trust, Inc. (SBI)	25,700	719,857
Ventas, Inc.	7,600	257,488
Vornado Realty Trust	2,600	253,630
		4,538,052
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	13,000	282,325
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	13,800	525,504
Doral Financial Corp.	28,700	183,967
Fannie Mae	25,700	1,236,170
Freddie Mac	24,400	1,391,044
Golden West Financial Corp., Delaware	2,500	185,500
Hudson City Bancorp, Inc.	18,800	250,604
KNBT Bancorp, Inc.	2,900	47,908
MGIC Investment Corp.	2,500	162,500
NetBank, Inc.	70,400	466,752
NewAlliance Bancshares, Inc.	15,500	221,805
Radian Group, Inc.	5,100	315,078
Sovereign Bancorp, Inc.	26,460	537,403
W Holding Co., Inc.	47,400	315,210
		5,839,445
TOTAL FINANCIALS		49,182,409
HEALTH CARE - 7.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	11,300	737,099
Biogen Idec, Inc. (a)	6,300	291,879
Cephalon, Inc. (a)	11,400	685,140
DUSA Pharmaceuticals, Inc. (a)	19,800	111,870
Genentech, Inc. (a)	3,100	253,580
MannKind Corp. (a)(e)	4,600	98,026
MedImmune, Inc. (a)	8,700	235,770
OSI Pharmaceuticals, Inc. (a)	10,700	352,672
PDL BioPharma, Inc. (a)	5,000	92,050
Vertex Pharmaceuticals, Inc. (a)	3,000	110,130
		2,968,216
Health Care Equipment & Supplies - 1.4%
Advanced Medical Optics, Inc. (a)	3,600	182,520
Alcon, Inc.	2,980	293,679
Aspect Medical Systems, Inc. (a)	14,700	256,368
Baxter International, Inc.	26,800	985,168
Becton, Dickinson & Co.	6,400	391,232
Boston Scientific Corp. (a)	21,539	362,717

	Shares	Value (Note 1)
C.R. Bard, Inc.	7,800	$ 571,428
Cooper Companies, Inc.	13,300	589,057
Cytyc Corp. (a)	5,100	129,336
Dade Behring Holdings, Inc.	17,230	717,457
Inverness Medical Innovations, Inc. (a)	6,400	180,672
Inverness Medical Innovations, Inc. (a)(j)	6,471	182,676
Kinetic Concepts, Inc. (a)	4,200	185,430
Medtronic, Inc.	2,500	117,300
		5,145,040
Health Care Providers & Services - 1.9%
Aetna, Inc.	7,100	283,503
Amedisys, Inc. (a)	3,500	132,650
Cardinal Health, Inc.	5,800	373,114
Caremark Rx, Inc.	7,200	359,064
Chemed Corp.	4,100	223,573
HCA, Inc.	2,000	86,300
Health Net, Inc. (a)	13,800	623,346
Humana, Inc. (a)	9,014	484,052
LHC Group, Inc.	1,800	35,856
Medco Health Solutions, Inc. (a)	11,600	664,448
Omnicare, Inc.	11,000	521,620
Sierra Health Services, Inc. (a)	4,400	198,132
Sunrise Senior Living, Inc. (a)	13,100	362,215
UnitedHealth Group, Inc.	54,400	2,436,032
WellPoint, Inc. (a)	7,400	538,498
		7,322,403
Health Care Technology - 0.3%
Cerner Corp. (a)	6,800	252,348
Eclipsys Corp. (a)	1,400	25,424
Emdeon Corp. (a)	34,800	431,868
IMS Health, Inc.	8,100	217,485
		927,125
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	18,700	688,160
Fisher Scientific International, Inc. (a)	5,500	401,775
Invitrogen Corp. (a)	4,200	277,494
Seracare Life Sciences, Inc. (a)	8,600	43,000
Thermo Electron Corp. (a)	6,100	221,064
Varian, Inc. (a)	7,500	311,325
Waters Corp. (a)	9,800	435,120
		2,377,938
Pharmaceuticals - 2.2%
Allergan, Inc.	1,857	199,182
Atherogenics, Inc. (a)	15,100	197,055
Barr Pharmaceuticals, Inc. (a)	7,300	348,137
Endo Pharmaceuticals Holdings, Inc. (a)	6,342	209,159
Forest Laboratories, Inc. (a)	8,200	317,258
Johnson & Johnson	36,300	2,175,096
Merck & Co., Inc.	5,700	207,651
MGI Pharma, Inc. (a)	16,000	344,000
New River Pharmaceuticals, Inc. (a)	10,400	296,400
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	16,600	$ 895,072
Pfizer, Inc.	47,300	1,110,131
Schering-Plough Corp.	14,200	270,226
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,700	622,323
Wyeth	25,000	1,110,250
		8,301,940
TOTAL HEALTH CARE		27,042,662
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.3%
DynCorp International, Inc. Class A	8,300	86,154
EADS NV	3,100	89,066
Essex Corp. (a)	4,917	90,571
General Dynamics Corp.	10,400	680,784
Hexcel Corp. (a)	35,234	553,526
Honeywell International, Inc.	23,000	926,900
L-3 Communications Holdings, Inc.	5,100	384,642
Lockheed Martin Corp.	2,700	193,698
Precision Castparts Corp.	8,150	487,044
Raytheon Co.	10,600	472,442
Raytheon Co. warrants 6/16/11 (a)	200	2,530
Rockwell Collins, Inc.	6,300	351,981
United Technologies Corp.	11,500	729,330
		5,048,668
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	11,200	562,240
FedEx Corp.	2,500	292,150
UTI Worldwide, Inc.	9,400	237,162
		1,091,552
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	9,500	265,095
AirTran Holdings, Inc. (a)	67,400	1,001,564
Frontier Airlines Holdings, Inc. (a)(e)	67,100	483,791
TAM SA (PN) sponsored ADR (ltd. vtg.)	6,700	182,240
		1,932,690
Building Products - 0.2%
Goodman Global, Inc.	8,600	130,548
Masco Corp.	16,200	480,168
		610,716
Commercial Services & Supplies - 0.7%
CDI Corp.	881	25,549
Cendant Corp.	37,200	605,988
Cintas Corp.	5,100	202,776
Clean Harbors, Inc. (a)	4,400	177,364
Comsys IT Partners, Inc. (a)	7,800	117,936
Covanta Holding Corp. (a)	19,000	335,350
DiamondCluster International, Inc. (a)	22,567	178,731

	Shares	Value (Note 1)
Kforce, Inc. (a)	2,700	$ 41,823
Steelcase, Inc. Class A	7,900	129,955
The Brink's Co.	9,500	535,895
Waste Management, Inc.	12,700	455,676
		2,807,043
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	22,400	540,960
Fluor Corp.	25,200	2,341,836
Hyundai Engineering & Construction Co. Ltd. (a)	5,430	248,978
Larsen & Toubro Ltd.	3,290	160,771
Nagarjuna Construction Co. Ltd.	5,427	30,205
Perini Corp. (a)	17,300	389,250
Punj Lloyd Ltd.	7,833	124,794
Shaw Group, Inc. (a)	23,500	653,300
URS Corp. (a)	5,000	210,000
		4,700,094
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	2,200	204,424
GrafTech International Ltd. (a)	21,500	124,700
		329,124
Industrial Conglomerates - 1.8%
General Electric Co.	145,800	4,805,568
McDermott International, Inc. (a)	9,500	431,965
Smiths Group PLC	19,069	314,247
Textron, Inc.	500	46,090
Tyco International Ltd.	47,100	1,295,250
		6,893,120
Machinery - 0.7%
Atlas Copco AB (B Shares)	19,800	514,564
Briggs & Stratton Corp.	9,800	304,878
Danaher Corp.	3,900	250,848
Deere & Co.	6,800	567,732
Flowserve Corp. (a)	3,500	199,150
Gardner Denver, Inc. (a)	3,500	134,750
Ingersoll-Rand Co. Ltd. Class A	4,200	179,676
SPX Corp.	7,400	414,030
		2,565,628
Marine - 0.1%
Alexander & Baldwin, Inc.	6,700	296,609
American Commercial Lines, Inc.	200	12,050
Kirby Corp. (a)	200	7,900
		316,559
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	10,000	792,500
Canadian National Railway Co.	3,200	139,776
Con-way, Inc.	300	17,379
Laidlaw International, Inc.	30,700	773,640
Norfolk Southern Corp.	17,200	915,384
		2,638,679
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
Interline Brands, Inc. (a)	2,700	$ 63,126
UAP Holding Corp.	12,400	270,444
United Rentals, Inc. (a)	4,200	134,316
WESCO International, Inc. (a)	26,900	1,856,100
		2,323,986
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	12,600	401,310
TOTAL INDUSTRIALS		31,659,169
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.0%
Andrew Corp. (a)	21,700	192,262
Blue Coat Systems, Inc. (a)	10,200	171,972
CIENA Corp. (a)	9,200	44,252
CommScope, Inc. (a)	1,800	56,556
Comverse Technology, Inc. (a)	1,800	35,586
Dycom Industries, Inc. (a)	32,500	691,925
Harris Corp.	9,100	377,741
Juniper Networks, Inc. (a)	10,600	169,494
Lucent Technologies, Inc. (a)	107,900	261,118
MasTec, Inc. (a)	34,700	458,387
Motorola, Inc.	32,600	656,890
Nortel Networks Corp. (a)	109,400	244,705
QUALCOMM, Inc.	8,400	336,588
		3,697,476
Computers & Peripherals - 1.3%
EMC Corp. (a)	37,100	406,987
Hewlett-Packard Co.	25,800	817,344
Imation Corp.	1,400	57,470
Intermec, Inc. (a)	1,900	43,586
M-Systems Flash Disk Pioneers Ltd. (a)	10,700	317,041
McDATA Corp. Class A (a)	20,900	85,272
NCR Corp. (a)	9,000	329,760
Seagate Technology	97,527	2,208,011
Sun Microsystems, Inc. (a)	50,700	210,405
Western Digital Corp. (a)	19,900	394,219
		4,870,095
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	14,700	463,932
Amphenol Corp. Class A	12,100	677,116
Avnet, Inc. (a)	14,600	292,292
Benchmark Electronics, Inc. (a)	5,500	132,660
CDW Corp.	3,200	174,880
Celestica, Inc. (sub. vtg.) (a)	46,800	443,139
CPI International, Inc.	1,700	24,650
Flextronics International Ltd. (a)	102,700	1,090,674
FLIR Systems, Inc. (a)	10,759	237,344
Ingram Micro, Inc. Class A (a)	25,700	465,941

	Shares	Value (Note 1)
Insight Enterprises, Inc. (a)	3,400	$ 64,770
M-Flex Electronix, Inc. (a)	1,400	46,466
Metrologic Instruments, Inc. (a)	6,800	102,068
Molex, Inc.	7,000	234,990
Orbotech Ltd. (a)	2,300	52,739
Solectron Corp. (a)	209,500	716,490
Symbol Technologies, Inc.	54,800	591,292
Tektronix, Inc.	8,600	253,012
Vishay Intertechnology, Inc. (a)	9,100	143,143
		6,207,598
Internet Software & Services - 0.6%
eBay, Inc. (a)	14,500	424,705
Google, Inc. Class A (sub. vtg.) (a)	2,560	1,073,485
VeriSign, Inc. (a)	2,300	53,291
Yahoo!, Inc. (a)	18,100	597,300
		2,148,781
IT Services - 0.2%
First Data Corp.	12,400	558,496
Satyam Computer Services Ltd. sponsored ADR	6,700	222,038
SI International, Inc. (a)	3,700	113,442
		893,976
Office Electronics - 0.2%
Xerox Corp. (a)	45,300	630,123
Semiconductors & Semiconductor Equipment - 3.2%
Actel Corp. (a)	2,300	33,005
Agere Systems, Inc. (a)	46,000	676,200
AMIS Holdings, Inc. (a)	27,900	279,000
Analog Devices, Inc.	13,400	430,676
Applied Micro Circuits Corp. (a)	41,100	112,203
Asat Holdings Ltd. sponsored ADR (a)	17,200	11,352
ASML Holding NV (NY Shares) (a)	25,900	523,698
ATI Technologies, Inc. (a)	22,900	333,861
ATMI, Inc. (a)	31,743	781,513
Axcelis Technologies, Inc. (a)	65,400	385,860
Credence Systems Corp. (a)	30,400	106,400
Cymer, Inc. (a)	8,500	394,910
Cypress Semiconductor Corp. (a)	35,000	508,900
DSP Group, Inc. (a)	11,600	288,260
Entegris, Inc. (a)	6,800	64,804
Exar Corp. (a)	16,700	221,609
Fairchild Semiconductor International, Inc. (a)	42,800	777,676
Freescale Semiconductor, Inc.:
Class A (a)	37,700	1,093,300
Class B (a)	31,300	920,220
Integrated Device Technology, Inc. (a)	7,300	103,514
Intel Corp.	22,800	432,060
Linear Technology Corp.	8,100	271,269
LSI Logic Corp. (a)	2,800	25,060
LTX Corp. (a)	56,800	398,168
Maxim Integrated Products, Inc.	9,600	308,256
Microchip Technology, Inc.	7,500	251,625
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	38,000	$ 906,300
Rudolph Technologies, Inc. (a)	23,076	334,602
Samsung Electronics Co. Ltd.	1,260	800,864
Spansion, Inc.	3,900	62,166
Teradyne, Inc. (a)	15,500	215,915
Verigy Ltd. (a)	5,500	86,735
Xilinx, Inc.	4,600	104,190
		12,244,171
Software - 1.5%
Activision, Inc. (a)	4,333	49,310
Amdocs Ltd. (a)	5,900	215,940
Ansoft Corp. (a)	4,000	81,920
BEA Systems, Inc. (a)	44,600	583,814
Cognos, Inc. (a)	10,900	309,661
Fair, Isaac & Co., Inc.	7,500	272,325
FileNET Corp. (a)	5,000	134,650
Hyperion Solutions Corp. (a)	10,600	292,560
JDA Software Group, Inc. (a)	11,000	154,330
Macrovision Corp. (a)	11,906	256,217
McAfee, Inc. (a)	7,300	177,171
Microsoft Corp.	61,100	1,423,630
Nintendo Co. Ltd.	4,400	738,300
Opsware, Inc. (a)	8,100	66,744
Quest Software, Inc. (a)	1,800	25,272
Symantec Corp. (a)	19,905	309,324
Take-Two Interactive Software, Inc. (a)	29,176	311,016
Wind River Systems, Inc. (a)	24,300	216,270
		5,618,454
TOTAL INFORMATION TECHNOLOGY		36,310,674
MATERIALS - 4.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	5,500	351,560
Airgas, Inc.	10,400	387,400
Albemarle Corp.	8,500	406,980
Ashland, Inc.	17,600	1,173,920
Bayer AG	4,000	183,640
Celanese Corp. Class A	28,200	575,844
Chemtura Corp.	64,900	606,166
Cytec Industries, Inc.	8,100	434,646
Georgia Gulf Corp.	9,200	230,184
Israel Chemicals Ltd.	61,500	245,652
Monsanto Co.	8,700	732,453
Mosaic Co. (a)	42,600	666,690
Praxair, Inc.	6,400	345,600
Rhodia SA (a)	124,859	249,163
Spartech Corp.	10,816	244,442
		6,834,340

	Shares	Value (Note 1)
Construction Materials - 0.1%
Texas Industries, Inc.	7,000	$ 371,700
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	44,500	745,820
Pactiv Corp. (a)	19,500	482,625
Smurfit-Stone Container Corp. (a)	23,602	258,206
		1,486,651
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	9,900	328,226
Alcoa, Inc.	47,400	1,533,864
Allegheny Technologies, Inc.	10,700	740,868
Aquarius Platinum Ltd. (Australia)	2,700	39,628
Boliden AB	14,500	267,003
Compass Minerals International, Inc.	14,800	369,260
Falconbridge Ltd.	19,820	1,043,999
Goldcorp, Inc.	23,100	696,332
IPSCO, Inc.	2,800	268,061
Meridian Gold, Inc. (a)	30,100	949,675
Newmont Mining Corp.	1,400	74,102
Oregon Steel Mills, Inc. (a)	8,797	445,656
RTI International Metals, Inc. (a)	8,900	496,976
Stillwater Mining Co. (a)	24,700	313,196
Sumitomo Metal Industries Ltd.	14,000	57,750
Teck Cominco Ltd. Class B (sub. vtg.)	8,900	534,016
Titanium Metals Corp. (a)	38,832	1,335,044
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	5,000	179,256
		9,672,912
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	5,200	323,700
TOTAL MATERIALS		18,689,303
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc.	14,873	188,143
AT&T, Inc.	102,270	2,852,310
BellSouth Corp.	13,900	503,180
Covad Communications Group, Inc. (a)(e)	257,200	516,972
Telenor ASA sponsored ADR	1,800	65,682
Verizon Communications, Inc.	77,200	2,585,428
		6,711,715
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	14,370	447,194
Bharti Airtel Ltd. (a)	12,245	105,532
Crown Castle International Corp. (a)	11,500	397,210
DigitalGlobe, Inc. (a)(f)	163	408
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	9,100	$ 513,058
Sprint Nextel Corp.	37,862	756,861
		2,220,263
TOTAL TELECOMMUNICATION SERVICES		8,931,978
UTILITIES - 2.4%
Electric Utilities - 0.7%
Ceske Energeticke Zavody AS	1,800	60,733
E.ON AG	1,400	161,070
Edison International	4,500	175,500
Entergy Corp.	3,800	268,850
Exelon Corp.	22,400	1,272,992
FirstEnergy Corp.	5,400	292,734
PPL Corp.	13,400	432,820
Reliant Energy, Inc. (a)	3,600	43,128
		2,707,827
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	94,200	1,737,990
Dynegy, Inc. Class A (a)	59,400	324,918
Mirant Corp. (a)	10,800	289,440
NRG Energy, Inc. (a)	7,100	342,078
TXU Corp.	35,300	2,110,587
		4,805,013
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	35,600	460,664
Dominion Resources, Inc.	10,700	800,253
PG&E Corp.	7,100	278,888
		1,539,805
TOTAL UTILITIES		9,052,645
TOTAL COMMON STOCKS (Cost $221,272,826)		245,730,199
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	4,400	124,916
XL Capital Ltd. 6.50%	11,700	245,583
		370,499
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	3,200	160,704

	Shares	Value (Note 1)
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	400	$ 98,516
TOTAL UTILITIES		259,220
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $656,960)		629,719
Corporate Bonds - 1.5%
	Principal Amount
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 260,000	346,949
Nonconvertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	10,000	5,550
Goodyear Tire & Rubber Co. 9% 7/1/15	20,000	19,050
		24,600
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	30,000	23,700
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	48,875
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (f)	20,000	19,800
		68,675
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	100,000	99,500
Mandalay Resort Group 6.5% 7/31/09	95,000	93,694
MGM MIRAGE 5.875% 2/27/14	90,000	80,663
Six Flags, Inc. 9.625% 6/1/14	15,000	13,650
		287,507
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	15,000	14,700
Media - 0.1%
Cablevision Systems Corp.:
8% 4/15/12	15,000	14,775
9.62% 4/1/09 (h)	90,000	94,950
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	78,900
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc. 7.625% 4/1/11	$ 40,000	$ 39,900
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	39,000	42,023
EchoStar DBS Corp. 7.125% 2/1/16 (f)	40,000	38,300
Houghton Mifflin Co. 9.875% 2/1/13	170,000	175,100
PanAmSat Corp. 9% 6/15/16 (f)(g)	50,000	50,500
		534,448
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	60,000	58,650
AutoNation, Inc. 7.0447% 4/15/13 (f)(h)	10,000	9,975
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	20,000	19,950
Sonic Automotive, Inc. 8.625% 8/15/13	110,000	109,175
		197,750
TOTAL CONSUMER DISCRETIONARY		1,151,380
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	40,000	40,400
Swift & Co. 10.125% 10/1/09	25,000	25,375
		65,775
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16 (f)	30,000	29,425
TOTAL CONSUMER STAPLES		95,200
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	20,000	18,300
Seabulk International, Inc. 9.5% 8/15/13	80,000	88,400
		106,700
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.:
6.5% 8/15/17	20,000	18,350
7.5% 6/15/14	40,000	39,900

	Principal Amount	Value (Note 1)
El Paso Corp.:
7.625% 9/1/08 (f)	$ 10,000	$ 10,122
7.75% 6/15/10 (f)	35,000	35,397
7.875% 6/15/12	85,000	86,381
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	10,000	9,075
Massey Energy Co. 6.875% 12/15/13	40,000	37,200
Petrohawk Energy Corp. 9.125% 7/15/13 (f)(g)	30,000	29,850
Plains Exploration & Production Co. 7.125% 6/15/14	25,000	24,625
Pogo Producing Co. 7.875% 5/1/13 (f)	15,000	15,038
Range Resources Corp. 7.375% 7/15/13	20,000	19,700
		325,638
TOTAL ENERGY		432,338
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ford Motor Credit Co.:
6.3744% 3/21/07 (h)	20,000	19,926
9.4725% 4/15/12 (h)	20,000	20,150
General Motors Acceptance Corp.:
6.75% 12/1/14	75,000	69,000
6.875% 9/15/11	35,000	33,338
6.875% 8/28/12	15,000	14,133
8% 11/1/31	25,000	23,813
		180,360
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (f)	20,000	20,350
Real Estate Investment Trusts - 0.0%
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	50,000	48,887
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16	30,000	28,500
		77,387
TOTAL FINANCIALS		278,097
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 7.25% 3/15/15	115,000	109,538
HCA, Inc. 6.375% 1/15/15	70,000	64,793
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	25,000	24,563
Psychiatric Solutions, Inc. 7.75% 7/15/15	25,000	24,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	$ 20,000	$ 21,200
Tenet Healthcare Corp. 9.875% 7/1/14	45,000	44,775
		289,369
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	30,000	8,664
8.3% 12/15/29 (d)	15,000	4,350
		13,014
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	20,000	19,425
Allied Waste North America, Inc.:
7.125% 5/15/16 (f)	30,000	28,350
8.5% 12/1/08	60,000	61,800
Corrections Corp. of America 6.75% 1/31/14	20,000	19,350
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	25,000	24,500
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	9,875
		163,300
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (f)	75,000	81,375
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	68,000	74,460
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (f)(h)	10,000	10,013
7.625% 5/15/14 (f)	20,000	19,500
Hertz Corp.:
8.875% 1/1/14 (f)	30,000	30,750
10.5% 1/1/16 (f)	15,000	15,900
		76,163
TOTAL INDUSTRIALS		408,312
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.125% 1/15/14	95,000	90,725

	Principal Amount	Value (Note 1)
Nortel Networks Corp.:
9.7581% 7/15/11 (f)(h)	$ 30,000	$ 30,525
10.125% 7/15/13 (f)	30,000	30,525
10.75% 7/15/16 (f)	30,000	30,825
		182,600
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	20,000	19,600
IT Services - 0.0%
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)	50,000	52,063
9.4306% 8/15/13 (f)(h)	30,000	31,500
		83,563
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	170,000	171,700
Xerox Corp. 7.125% 6/15/10	25,000	25,219
		196,919
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	30,000	28,350
Avago Technologies Finance Ltd. 10.125% 12/1/13 (f)	40,000	42,200
Freescale Semiconductor, Inc.:
7.125% 7/15/14	80,000	80,800
7.8183% 7/15/09 (h)	70,000	71,400
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.875% 12/15/11	25,000	22,625
		245,375
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (f)	20,000	19,200
SERENA Software, Inc. 10.375% 3/15/16 (f)	20,000	20,200
		39,400
TOTAL INFORMATION TECHNOLOGY		767,457
MATERIALS - 0.1%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	62,000	67,270
Lyondell Chemical Co. 9.5% 12/15/08	94,000	97,055
		164,325
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	90,000	92,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	$ 50,000	$ 50,375
8.75% 11/15/12	25,000	26,000
		76,375
Metals & Mining - 0.0%
Novelis, Inc. 7.25% 2/15/15 (f)(h)	20,000	19,200
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. 8.125% 5/15/11	120,000	120,600
TOTAL MATERIALS		473,200
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Embarq Corp. 7.082% 6/1/16	2,000	1,989
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	58,950
Qwest Corp.:
8.5794% 6/15/13 (h)	140,000	148,050
8.875% 3/15/12	45,000	47,475
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	20,000	21,200
Windstream Corp.:
8.125% 8/1/13 (f)(g)	20,000	20,400
8.625% 8/1/16 (f)(g)	30,000	30,600
		328,664
Wireless Telecommunication Services - 0.1%
Intelsat Ltd.:
6.5% 11/1/13	20,000	15,325
9.25% 6/15/16 (f)(g)	80,000	82,500
11.25% 6/15/16 (f)(g)	50,000	51,125
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (h)	70,000	70,875
Nextel Communications, Inc. 7.375% 8/1/15	160,000	164,615
Rogers Communications, Inc.:
6.375% 3/1/14	115,000	108,675
8.4544% 12/15/10 (h)	50,000	51,375
		544,490
TOTAL TELECOMMUNICATION SERVICES		873,154
UTILITIES - 0.2%
Electric Utilities - 0.0%
Mirant Americas Generation LLC 8.3% 5/1/11	30,000	29,700
Gas Utilities - 0.0%
Sonat, Inc. 6.625% 2/1/08	65,000	64,350

	Principal Amount	Value (Note 1)
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	$ 115,000	$ 122,331
9.5% 6/1/09	59,000	62,245
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (f)	20,000	19,250
NRG Energy, Inc.:
7.25% 2/1/14	50,000	48,875
7.375% 2/1/16	30,000	29,250
		281,951
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	85,000	88,400
8.9% 7/15/08	125,000	129,375
		217,775
TOTAL UTILITIES		593,776
TOTAL NONCONVERTIBLE BONDS		5,362,283
TOTAL CORPORATE BONDS (Cost $5,643,851)		5,709,232
Fixed-Income Funds - 28.9%
	Shares
Fidelity VIP Investment Grade Central Investment Portfolio (i) (Cost $112,227,725)	1,084,806	109,109,753
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 5.11% (b)	13,759,773	13,759,773
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	1,936,838	1,936,838
TOTAL MONEY MARKET FUNDS (Cost $15,696,611)		15,696,611
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $355,497,973)	376,875,514
NET OTHER ASSETS - 0.1%	274,655
NET ASSETS - 100%	$ 377,150,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,975,127 or 0.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,520,922 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06	$ 157,957
PICO Holdings, Inc.	5/5/06	$ 1,203,240
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 297,000
Fidelity Securities Lending Cash Central Fund	9,580
Fidelity Ultra-Short Central Fund	382,950
Fidelity VIP Investment Grade Central Investment Portfolio	99,044
Total	$ 788,574

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 14,495,499	$ 5,000,462	$ 19,493,750	$ -	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	108,485,904*	-	109,109,753	4.1%
Total	$ 14,495,499	$ 113,486,366	$ 19,493,750	$ 109,109,753
* $92,915,128 represents the value of shares received through in-kind contributions.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	17.4%
AAA,AA,A	6.6%
BBB	4.3%
BB	1.1%
B	0.6%
CCC,CC,C	0.1%
Not Rated	0.3%
Equities	65.3%
Short-Term Investments and Net Other Assets	4.3%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.2%
Canada	2.0%
Cayman Islands	1.4%
United Kingdom	1.0%
Others (individually less than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

VIP Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,873,994) - See accompanying schedule: Unaffiliated issuers (cost $227,573,637)	$ 252,069,150
Affiliated Central Funds (cost $127,924,336)	124,806,364
Total Investments (cost $355,497,973)		$ 376,875,514
Receivable for investments sold		3,455,703
Receivable for fund shares sold		381,584
Dividends receivable		231,967
Interest receivable		350,677
Prepaid expenses		660
Other receivables		3,786
Total assets		381,299,891

Liabilities
Payable to custodian bank	$ 31,175
Payable for investments purchased Regular delivery	1,220,455
Delayed delivery	622,089
Payable for fund shares redeemed	82,743
Accrued management fee	128,710
Distribution fees payable	9,405
Other affiliated payables	41,915
Other payables and accrued expenses	76,392
Collateral on securities loaned, at value	1,936,838
Total liabilities		4,149,722

Net Assets		$ 377,150,169
Net Assets consist of:
Paid in capital		$ 342,657,168
Undistributed net investment income		3,776,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,338,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,377,981
Net Assets		$ 377,150,169

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($270,727,266÷ 18,756,491 shares)	$ 14.43

Service Class: Net Asset Value, offering price and redemption price per share ($15,880,268 ÷ 1,105,380 shares)	$ 14.37

Service Class 2: Net Asset Value, offering price and redemption price per share ($38,202,042 ÷ 2,673,447 shares)	$ 14.29

Investor Class: Net Asset Value, offering price and redemption price per share ($52,340,593 ÷ 3,633,627 shares)	$ 14.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Balanced Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 1,590,434
Interest		2,370,712
Income from affiliated Central Funds		788,574
Total income		4,749,720

Expenses
Management fee	$ 772,234
Transfer agent fees	151,094
Distribution fees	61,262
Accounting and security lending fees	97,174
Independent trustees' compensation	702
Custodian fees and expenses	95,590
Registration fees	24
Audit	24,599
Legal	2,291
Miscellaneous	9,420
Total expenses before reductions	1,214,390
Expense reductions	(80,912)	1,133,478
Net investment income (loss)		3,616,242
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,180)	9,959,611
Affiliated Central Funds	(6,583)
Foreign currency transactions	(10,965)
Swap agreements	(93,766)
Total net realized gain (loss)		9,848,297
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,604)	(2,654,166)
Assets and liabilities in foreign currencies	516
Swap agreements	(38,099)
Total change in net unrealized appreciation (depreciation)		(2,691,749)
Net gain (loss)		7,156,548
Net increase (decrease) in net assets resulting from operations		$ 10,772,790

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,616,242	$ 7,312,973
Net realized gain (loss)	9,848,297	23,482,739
Change in net unrealized appreciation (depreciation)	(2,691,749)	(12,127,419)
Net increase (decrease) in net assets resulting from operations	10,772,790	18,668,293
Distributions to shareholders from net investment income	(7,200,897)	(8,716,691)
Distributions to shareholders from net realized gain	(11,938,214)	(241,563)
Total distributions	(19,139,111)	(8,958,254)
Share transactions - net increase (decrease)	36,143,847	(9,761,182)
Total increase (decrease) in net assets	27,777,526	(51,143)

Net Assets
Beginning of period	349,372,643	349,423,786
End of period (including undistributed net investment income of $3,776,153 and undistributed net investment income of $7,582,792, respectively)	$ 377,150,169	$ 349,372,643

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72	$ 14.45
Income from Investment Operations
Net investment income (loss) E	.15	.31	.36 H	.30	.36	.42
Net realized and unrealized gain (loss)	.31	.50	.39	1.78	(1.53)	(.63)
Total from investment operations	.46	.81	.75	2.08	(1.17)	(.21)
Distributions from net investment income	(.31)	(.37)	(.28)	(.36)	(.39)	(.52)
Distributions from net realized gain	(.50)	(.01)	-	-	-	-
Total distributions	(.81)	(.38)	(.28)	(.36)	(.39)	(.52)
Net asset value, end of period	$ 14.43	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72
Total Return B, C, D	3.13%	5.77%	5.47%	17.72%	(8.72)%	(1.58)%
Ratios to Average Net Assets F, I
Expenses before reductions	.61% A	.58%	.56%	.59%	.57%	.57%
Expenses net of fee waivers, if any	.61% A	.58%	.56%	.59%	.57%	.57%
Expenses net of all reductions	.56% A	.54%	.56%	.58%	.55%	.55%
Net investment income (loss)	1.99% A	2.22%	2.60%	2.32%	2.84%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 270,727	$ 276,343	$ 291,176	$ 295,656	$ 235,064	$ 264,608
Portfolio turnover rate G	76% A	140%	74%	102%	134%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66	$ 14.39
Income from Investment Operations
Net investment income (loss) E	.14	.30	.34 H	.28	.34	.41
Net realized and unrealized gain (loss)	.32	.48	.40	1.77	(1.51)	(.64)
Total from investment operations	.46	.78	.74	2.05	(1.17)	(.23)
Distributions from net investment income	(.29)	(.35)	(.27)	(.35)	(.38)	(.50)
Distributions from net realized gain	(.50)	(.01)	-	-	-	-
Total distributions	(.79)	(.36)	(.27)	(.35)	(.38)	(.50)
Net asset value, end of period	$ 14.37	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66
Total Return B, C, D	3.17%	5.61%	5.42%	17.53%	(8.75)%	(1.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.68%	.67%	.69%	.67%	.67%
Expenses net of fee waivers, if any	.72% A	.68%	.67%	.69%	.67%	.67%
Expenses net of all reductions	.67% A	.65%	.67%	.68%	.65%	.65%
Net investment income (loss)	1.88% A	2.12%	2.50%	2.22%	2.74%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,880	$ 18,181	$ 21,228	$ 21,903	$ 20,019	$ 25,455
Portfolio turnover rate G	76% A	140%	74%	102%	134%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.13	.27	.32 H	.26	.32	.38
Net realized and unrealized gain (loss)	.31	.50	.38	1.77	(1.51)	(.63)
Total from investment operations	.44	.77	.70	2.03	(1.19)	(.25)
Distributions from net investment income	(.27)	(.34)	(.25)	(.33)	(.37)	(.51)
Distributions from net realized gain	(.50)	(.01)	-	-	-	-
Total distributions	(.77)	(.35)	(.25)	(.33)	(.37)	(.51)
Net asset value, end of period	$ 14.29	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61
Total Return B, C, D	3.06%	5.53%	5.15%	17.41%	(8.93)%	(1.87)%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.83%	.82%	.84%	.83%	.83%
Expenses net of fee waivers, if any	.86% A	.83%	.82%	.84%	.83%	.83%
Expenses net of all reductions	.82% A	.80%	.82%	.84%	.81%	.81%
Net investment income (loss)	1.74% A	1.95%	2.35%	2.06%	2.58%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,202	$ 40,716	$ 37,020	$ 29,485	$ 18,577	$ 16,798
Portfolio turnover rate G	76% A	140%	74%	102%	134%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.13	.11
Net realized and unrealized gain (loss)	.31	.70
Total from investment operations	.44	.81
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(.50)	-
Total distributions	(.81)	-
Net asset value, end of period	$ 14.40	$ 14.77
Total Return B, C, D	3.04%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.76% A
Expenses net of fee waivers, if any	.74% A	.76% A
Expenses net of all reductions	.69% A	.73% A
Net investment income (loss)	1.86% A	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,341	$ 14,133
Portfolio turnover rate G	76% A	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as VIP Balanced Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, and affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 36,310,657
Unrealized depreciation	(11,634,749)
Net unrealized appreciation (depreciation)	$ 24,675,908
Cost for federal income tax purposes	$ 352,199,606

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

VIP Balanced Portfolio

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $112,302,632 and $107,188,463, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 8,749
Service Class 2	52,513
$ 61,262

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 95,508
Service Class	6,625
Service Class 2	15,473
Investor Class	33,488
$ 151,094

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in the Money Market Central Funds, the Ultra Short Central Fund and the Fidelity VIP Investment Grade CIP, which are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds seek preservation of capital and current income. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities. The Fidelity VIP Investment Grade CIP seeks a high level of income by normally investing in investment-grade debt securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

On June 23, 2006 the Fund completed a non-taxable exchange of securities with a value, including accrued interest, of $92,915,128 (which included $3,741,821 of unrealized depreciation) for 929,151 shares (each then valued at $100.00 per share) of the Fidelity VIP Investment Grade Central investment Portfolio, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,351 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $523 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

VIP Balanced Portfolio

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $9,580.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $80,539 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $373.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 70% of the total outstanding shares of the Fund and one of otherwise unaffiliated shareholder was the owner of record of 15% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ 5,648,168	$ 7,331,284
Service Class	346,499	507,567
Service Class 2	759,239	877,840
Investor Class	446,991	-
Total	$ 7,200,897	$ 8,716,691
From net realized gain
Initial Class	$ 9,229,031	$ 200,857
Service Class	599,479	14,502
Service Class 2	1,395,661	26,204
Investor Class	714,043	-
Total	$ 11,938,214	$ 241,563

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005A
Initial Class
Shares sold	616,096	1,236,357	$ 9,046,735	$ 17,375,383
Reinvestment of distributions	1,039,636	539,938	14,877,198	7,532,140
Shares redeemed	(1,598,766)	(3,374,047)	(23,456,373)	(47,380,600)
Net increase (decrease)	56,966	(1,597,752)	$ 467,560	$ (22,473,077)
Service Class
Shares sold	1,634	21,835	$ 23,502	$ 304,769
Reinvestment of distributions	66,384	37,586	945,978	522,069
Shares redeemed	(199,140)	(309,945)	(2,908,610)	(4,318,560)
Net increase (decrease)	(131,122)	(250,524)	$ (1,939,130)	$ (3,491,722)
Service Class 2
Shares sold	1,727,988	692,036	$ 25,468,519	$ 9,651,143
Reinvestment of distributions	151,860	65,368	2,154,900	904,044
Shares redeemed	(1,990,729)	(579,257)	(29,133,920)	(8,109,967)
Net increase (decrease)	(110,881)	178,147	$ (1,510,501)	$ 2,445,220
Investor Class
Shares sold	2,804,615	966,823	$ 41,002,519	$ 13,896,815
Reinvestment of distributions	81,248	-	1,161,035	-
Shares redeemed	(209,350)	(9,709)	(3,037,636)	(138,418)
Net increase (decrease)	2,676,513	957,114	$ 39,125,918	$ 13,758,397

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Balanced Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Balanced Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Balanced Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0806
1.705697.108

Fidelity® Variable Insurance Products

VIP Asset Manager Portfolio

VIP Asset Manager: Growth® Portfolio

VIP Balanced Portfolio

VIP High Income Portfolio

VIP Money Market Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Notes to Shareholders	<Click Here>
Shareholder Expense Example	<Click Here>	An example of shareholder expenses
VIP Asset Manager	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Asset Manager: Growth	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Balanced	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP High Income	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
VIP Money Market	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Notes to Shareholders:

VIP Asset Manager

  Effective July 1, 2006, the equity component of the fund's Composite benchmark will change from the Standard & Poor's 500SM Index to a mix of the Dow Jones Wilshire 5000 Composite IndexSM and the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index to better reflect the fund's investments in U.S. and foreign stocks.
  Fidelity has recently changed the way the VIP Asset Manager Portfolios invest in investment-grade debt securities and certain other types of investments. Rather than investing in investment-grade debt securities through a subportfolio, the VIP Asset Manager Portfolios will now gain exposure to the investment-grade sector through their investments in a central fund.

A central fund is a mutual fund used by this fund and other Fidelity funds as an investment vehicle to gain exposure to a particular market sector - in this case, investment-grade debt. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt securities by investing directly in a central fund.

Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them. It is important to note that this new investment structure does not change the investment strategy of any of the VIP Portfolios.

VIP Asset Manager: Growth

  Effective July 1, 2006, the equity component of the fund's Composite benchmark will change from the Standard & Poor's 500SM Index to a mix of the Dow Jones Wilshire 5000 Composite IndexSM and the Morgan Stanley Capital InternationalSM Europe, Australasia, Far East (MSCI® EAFE®) Index to better reflect the fund's investments in U.S. and foreign stocks.
  Fidelity has recently changed the way the VIP Asset Manager Portfolios invest in investment-grade debt securities and certain other types of investments. Rather than investing in investment-grade debt securities through a subportfolio, the VIP Asset Manager Portfolios will now gain exposure to the investment-grade sector through their investments in a central fund.

A central fund is a mutual fund used by this fund and other Fidelity funds as an investment vehicle to gain exposure to a particular market sector - in this case, investment-grade debt. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt securities by investing directly in a central fund.

Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them. It is important to note that this new investment structure does not change the investment strategy of any of the VIP Portfolios.

VIP Balanced

Fidelity has recently changed the way VIP Balanced Portfolio invests in investment-grade debt securities and certain other types of investments. Rather than investing in investment-grade debt securities through a subportfolio, VIP Balanced Portfolio will now gain exposure to the investment-grade sector through its investment in a central fund.

A central fund is a mutual fund used by this fund and other Fidelity funds as an investment vehicle to gain exposure to a particular market sector - in this case, investment-grade debt. Instead of multiple funds each investing in investment-grade debt securities individually, they can now take advantage of consolidating investments in a single, larger pool of investment-grade debt securities by investing directly in a central fund.

Shares of the central funds are offered only to other Fidelity mutual funds and accounts; investors cannot directly invest in them. It is important to note that this new investment structure does not change the investment strategy of any of the VIP Portfolios.

VIP High Income

Effective January 1, 2006, the fund changed its benchmark index to the Merrill Lynch® U.S. High Yield Master II Constrained Index because this index conforms more closely to the fund's investment strategy. The Constrained index includes all of the bonds in the former benchmark, the Merrill Lynch U.S. High Yield Master II Index, but imposes a 2% limit on any individual issuer. In Fidelity's view, the Constrained index represents a better measure of the high-yield market, as this index is more diversified than the unconstrained version and is less likely to be disrupted by rapid market changes.

If you have any questions, please call Fidelity or the insurance company that issued your policy.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
VIP Asset Manager
Initial Class
Actual	$ 1,000.00	$ 1,002.80	$ 3.18
HypotheticalA	$ 1,000.00	$ 1,021.62	$ 3.21
Service Class
Actual	$ 1,000.00	$ 1,002.30	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Service Class 2
Actual	$ 1,000.00	$ 1,001.40	$ 4.47
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Investor Class
Actual	$ 1,000.00	$ 1,001.90	$ 3.82
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86

VIP Asset Manager: Growth
Initial Class
Actual	$ 1,000.00	$ 993.60	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,020.98	$ 3.86
Service Class
Actual	$ 1,000.00	$ 993.30	$ 4.30
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
Service Class 2
Actual	$ 1,000.00	$ 991.70	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.59	$ 5.26
Investor Class
Actual	$ 1,000.00	$ 992.40	$ 4.59
HypotheticalA	$ 1,000.00	$ 1,020.18	$ 4.66
	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period * January 1, 2006 to June 30, 2006
VIP Balanced
Initial Class
Actual	$ 1,000.00	$ 1,031.30	$ 3.07
HypotheticalA	$ 1,000.00	$ 1,021.77	$ 3.06
Service Class
Actual	$ 1,000.00	$ 1,031.70	$ 3.63
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 3.61
Service Class 2
Actual	$ 1,000.00	$ 1,030.60	$ 4.33
HypotheticalA	$ 1,000.00	$ 1,020.53	$ 4.31
Investor Class
Actual	$ 1,000.00	$ 1,030.40	$ 3.73
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71

VIP High Income
Initial Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class
Actual	$ 1,000.00	$ 1,030.10	$ 3.98
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Service Class 2
Actual	$ 1,000.00	$ 1,028.80	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Initial Class R
Actual	$ 1,000.00	$ 1,030.00	$ 3.52
HypotheticalA	$ 1,000.00	$ 1,021.32	$ 3.51
Service Class R
Actual	$ 1,000.00	$ 1,030.10	$ 4.03
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R
Actual	$ 1,000.00	$ 1,028.80	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class
Actual	$ 1,000.00	$ 1,030.00	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91

VIP Money Market
Initial Class
Actual	$ 1,000.00	$ 1,022.60	$ 1.60
HypotheticalA	$ 1,000.00	$ 1,023.21	$ 1.61
Service Class
Actual	$ 1,000.00	$ 1,022.10	$ 2.16
HypotheticalA	$ 1,000.00	$ 1,022.66	$ 2.16
Service Class 2
Actual	$ 1,000.00	$ 1,021.30	$ 2.86
HypotheticalA	$ 1,000.00	$ 1,021.97	$ 2.86
Investor Class
Actual	$ 1,000.00	$ 1,022.30	$ 1.91
HypotheticalA	$ 1,000.00	$ 1,022.91	$ 1.91

A 5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Semiannual Report

Annualized Expense Ratio
VIP Asset Manager
Initial Class	.64%
Service Class	.75%
Service Class 2.90%
Investor Class	.77%
VIP Asset Manager: Growth
Initial Class	.77%
Service Class	.87%
Service Class 2	1.05%
Investor Class	.93%
VIP Balanced
Initial Class	.61%
Service Class	.72%
Service Class 2.86%
Investor Class	.74%
VIP High Income
Initial Class	.70%
Service Class	.79%
Service Class 2.95%
Initial Class R	.70%
Service Class R	.80%
Service Class 2R	.95%
Investor Class	.78%
VIP Money Market
Initial Class	.32%
Service Class	.43%
Service Class 2.57%
Investor Class	.38%

Semiannual Report

VIP Asset Manager Portfolio

Investment Changes

Top Five Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	1.6	1.1
General Electric Co.	1.3	1.3
Exxon Mobil Corp.	1.2	0.4
Valero Energy Corp.	1.0	0.0
Bank of America Corp.	1.0	1.3
	6.1
Top Five Bond Issuers as of June 30, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.6	8.9
U.S. Treasury Obligations	7.6	4.7
Freddie Mac	1.7	1.0
CS First Boston Mortgage Securities Corp.	0.4	0.1
Wells Fargo Mortgage Backed Securities Trust	0.3	0.2
	21.6
Top Five Market Sectors as of June 30, 2006
	% of fund' net assets	% of fund's net assets 6 months ago
Financials	17.6	13.7
Health Care	9.1	8.7
Consumer Staples	6.7	4.3
Energy	6.4	4.1
Consumer Discretionary	6.2	8.8
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stock Class and Equity Futures 50.4%		Stock Class and Equity Futures 52.8%
	Bond Class 40.6%		Bond Class 34.6%
	Short-Term Class 9.0%		Short-Term Class 12.6%
* Foreign investments	9.2%	** Foreign investments	10.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

VIP Asset Manager Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 0.5%
Fiat Spa (a)	135,300	$ 1,797,565
Renault SA	11,100	1,192,726
Toyota Motor Corp.	170,400	8,911,068
		11,901,359
Hotels, Restaurants & Leisure - 0.6%
Accor SA	11,400	693,999
Greek Organization of Football Prognostics SA	125,000	4,525,170
International Game Technology	190,100	7,212,394
		12,431,563
Household Durables - 0.2%
Koninklijke Philips Electronics NV (NY Shares)	45,700	1,423,098
Nexity	16,400	952,861
Sony Corp.	23,300	1,026,132
Steinhoff International Holdings Ltd.	107,400	319,803
		3,721,894
Internet & Catalog Retail - 0.3%
Submarino SA	293,000	5,884,621
Media - 1.1%
Comcast Corp. Class A (special) (a)(d)	524,800	17,202,944
News Corp. Class B	342,600	6,913,668
NTL, Inc.	66,450	1,654,605
		25,771,217
Multiline Retail - 0.8%
Federated Department Stores, Inc.	242,400	8,871,840
Kohl's Corp. (a)(d)	169,800	10,038,576
		18,910,416
Specialty Retail - 0.3%
Best Buy Co., Inc.	33,200	1,820,688
Circuit City Stores, Inc.	168,500	4,586,570
		6,407,258
TOTAL CONSUMER DISCRETIONARY		85,028,328
CONSUMER STAPLES - 6.4%
Beverages - 0.8%
PepsiCo, Inc.	253,000	15,190,120
Pernod Ricard SA	9,700	1,923,277
		17,113,397
Food & Staples Retailing - 1.2%
Aeon Co. Ltd.	97,200	2,132,156
Costco Wholesale Corp.	76,700	4,381,871
Shinsegae Co. Ltd.	1,167	584,300
Wal-Mart Stores, Inc.	424,200	20,433,714
		27,532,041
Food Products - 1.7%
Archer-Daniels-Midland Co.	274,000	11,310,720

	Shares	Value (Note 1)
Hershey Co.	78,900	$ 4,345,023
Kellogg Co.	277,000	13,415,110
Koninklijke Numico NV	32,200	1,445,366
Nestle SA sponsored ADR	88,300	6,878,570
		37,394,789
Household Products - 0.5%
Clorox Co.	179,200	10,925,824
Reckitt Benckiser PLC	34,200	1,277,743
		12,203,567
Personal Products - 1.0%
Avon Products, Inc.	582,600	18,060,600
Estee Lauder Companies, Inc. Class A	108,700	4,203,429
		22,264,029
Tobacco - 1.2%
Altria Group, Inc.	182,300	13,386,289
Reynolds American, Inc.	119,200	13,743,760
		27,130,049
TOTAL CONSUMER STAPLES		143,637,872
ENERGY - 5.0%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	68,900	5,639,465
Compagnie Generale de Geophysique SA (a)	8,400	1,449,538
GlobalSantaFe Corp.	76,000	4,389,000
Noble Corp.	44,700	3,326,574
Schlumberger Ltd. (NY Shares)	173,100	11,270,541
Transocean, Inc. (a)	53,200	4,273,024
		30,348,142
Oil, Gas & Consumable Fuels - 3.6%
Canadian Natural Resources Ltd.	43,400	2,399,577
EOG Resources, Inc.	49,200	3,411,528
Exxon Mobil Corp.	433,700	26,607,495
Hess Corp.	264,300	13,968,255
Norsk Hydro ASA	53,600	1,431,656
OMV AG	26,100	1,554,170
Quicksilver Resources, Inc. (a)	19,700	725,157
Talisman Energy, Inc.	123,100	2,148,157
Total SA sponsored ADR	31,700	2,076,984
Ultra Petroleum Corp. (a)	59,800	3,544,346
Valero Energy Corp.	333,600	22,191,072
		80,058,397
TOTAL ENERGY		110,406,539
FINANCIALS - 7.8%
Capital Markets - 0.6%
Daiwa Securities Group, Inc.	77,000	917,876
Greenhill & Co., Inc. (d)	129,700	7,880,572
Legg Mason, Inc.	5,700	567,264
Merrill Lynch & Co., Inc.	100	6,956
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Nikko Cordial Corp.	128,500	$ 1,644,081
UBS AG (NY Shares)	26,300	2,885,110
		13,901,859
Commercial Banks - 1.6%
Banca Intesa Spa	181,220	1,061,254
Bank of China Ltd. (H Shares)	1,792,000	813,366
BNP Paribas SA	20,300	1,943,687
Compass Bancshares, Inc.	76,800	4,270,080
Daegu Bank Co. Ltd.	43,620	781,638
Deutsche Postbank AG	13,300	957,172
Finansbank AS	160,000	778,515
HSBC Holdings PLC (Hong Kong) (Reg.)	58,800	1,038,996
Kookmin Bank sponsored ADR	12,500	1,038,250
Nedbank Group Ltd.	32,900	518,508
Raiffeisen International Bank Holding AG	26,600	2,310,414
Societe Generale Series A	16,500	2,427,282
Unicredito Italiano Spa	219,800	1,721,593
Wells Fargo & Co.	252,100	16,910,868
		36,571,623
Consumer Finance - 0.7%
Credit Saison Co. Ltd.	27,900	1,321,547
ORIX Corp.	7,520	1,836,871
SLM Corp.	239,900	12,695,508
		15,853,926
Diversified Financial Services - 2.0%
Bank of America Corp.	447,500	21,524,750
Citigroup, Inc.	425,800	20,540,592
FirstRand Ltd.	213,800	503,936
ING Groep NV (Certificaten Van Aandelen)	43,200	1,698,624
		44,267,902
Insurance - 2.8%
Allianz AG (Reg.)	10,900	1,722,200
American International Group, Inc.	231,000	13,640,550
AXA SA	53,200	1,746,251
AXA SA rights 6/30/06 (a)	53,200	44,915
Benfield Group PLC	123,800	789,389
Hartford Financial Services Group, Inc.	152,600	12,909,960
MetLife, Inc.	246,600	12,628,386
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	12,600	1,721,555
Prudential Financial, Inc.	211,900	16,464,630
T&D Holdings, Inc.	10,450	844,767
		62,512,603
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	50,000	1,085,864
TOTAL FINANCIALS		174,193,777

	Shares	Value (Note 1)
HEALTH CARE - 8.7%
Biotechnology - 1.7%
Celgene Corp. (a)	372,500	$ 17,667,675
Gilead Sciences, Inc. (a)	219,500	12,985,620
ImClone Systems, Inc. (a)	68,700	2,654,568
Neurocrine Biosciences, Inc. (a)	279,100	2,958,460
Theravance, Inc. (a)	21,100	482,768
		36,749,091
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	113,700	5,612,232
Synthes, Inc.	18,413	2,221,609
		7,833,841
Health Care Providers & Services - 1.9%
Aetna, Inc.	189,400	7,562,742
Laboratory Corp. of America Holdings (a)	68,500	4,262,755
Medco Health Solutions, Inc. (a)	191,500	10,969,120
Quest Diagnostics, Inc.	72,900	4,368,168
UnitedHealth Group, Inc.	353,500	15,829,730
		42,992,515
Life Sciences Tools & Services - 0.2%
Applera Corp. - Applied Biosystems Group	135,500	4,383,425
Pharmaceuticals - 4.5%
Allergan, Inc.	91,300	9,792,838
Elan Corp. PLC sponsored ADR (a)	636,400	10,627,880
Johnson & Johnson	589,400	35,316,848
Merck & Co., Inc.	511,000	18,615,730
New River Pharmaceuticals, Inc. (a)	83,000	2,365,500
Novartis AG:
(Reg.)	41,637	2,245,067
sponsored ADR	233,800	12,606,496
Roche Holding AG (participation certificate)	22,421	3,706,572
Sanofi-Aventis sponsored ADR	30,100	1,465,870
Teva Pharmaceutical Industries Ltd. sponsored ADR	141,000	4,454,190
		101,196,991
TOTAL HEALTH CARE		193,155,863
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.7%
BAE Systems PLC	246,900	1,688,478
Hexcel Corp. (a)	103,300	1,622,843
L-3 Communications Holdings, Inc.	166,100	12,527,262
		15,838,583
Airlines - 0.6%
Alaska Air Group, Inc. (a)	80,600	3,177,252
AMR Corp. (a)	133,100	3,383,402
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
JetBlue Airways Corp. (a)	213,600	$ 2,593,104
US Airways Group, Inc. (a)	88,200	4,457,628
		13,611,386
Building Products - 0.1%
Pfleiderer AG	48,900	1,373,036
Commercial Services & Supplies - 0.5%
Citiraya Industries Ltd. (a)	181,000	1
Techem AG	21,000	972,448
Waste Management, Inc.	290,100	10,408,788
		11,381,237
Electrical Equipment - 0.1%
Schneider Electric SA	11,600	1,209,356
Sumitomo Electric Industries Ltd.	86,100	1,261,120
		2,470,476
Industrial Conglomerates - 1.3%
General Electric Co.	848,400	27,963,264
Machinery - 0.4%
Atlas Copco AB (A Shares)	50,500	1,403,636
Caterpillar, Inc.	61,800	4,602,864
Fanuc Ltd.	12,200	1,096,054
Heidelberger Druckmaschinen AG	40,700	1,850,855
Metso Corp. sponsored ADR	18,500	669,145
		9,622,554
Marine - 0.2%
Kuehne & Nagel International AG	67,980	4,949,055
Road & Rail - 0.5%
Norfolk Southern Corp.	217,100	11,554,062
TOTAL INDUSTRIALS		98,763,653
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.5%
Corning, Inc. (a)	76,300	1,845,697
QUALCOMM, Inc.	127,700	5,116,939
Sandvine Corp. (e)	1,569,000	3,293,706
		10,256,342
Computers & Peripherals - 0.1%
M-Systems Flash Disk Pioneers Ltd. (a)	85,000	2,518,550
Electronic Equipment & Instruments - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	704,000	4,348,565
Hoya Corp.	35,800	1,273,376
		5,621,941
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	12,600	5,283,558
LoopNet, Inc. (a)	4,300	80,023
		5,363,581

	Shares	Value (Note 1)
IT Services - 0.5%
Infosys Technologies Ltd.	20,662	$ 1,386,601
MoneyGram International, Inc.	302,500	10,269,875
		11,656,476
Office Electronics - 0.1%
Neopost SA	15,500	1,766,639
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Semiconductor Engineering, Inc.	1,482,000	1,464,676
ATI Technologies, Inc. (a)	71,200	1,038,030
Atmel Corp. (a)	499,900	2,774,445
Broadcom Corp. Class A (a)	124,600	3,744,230
Hittite Microwave Corp.	74,900	2,708,384
Marvell Technology Group Ltd. (a)	93,500	4,144,855
Samsung Electronics Co. Ltd.	3,720	2,364,457
Spansion, Inc.	805,000	12,831,700
Trident Microsystems, Inc. (a)	171,600	3,256,968
		34,327,745
Software - 0.3%
BEA Systems, Inc. (a)	431,400	5,647,026
TOTAL INFORMATION TECHNOLOGY		77,158,300
MATERIALS - 1.5%
Chemicals - 0.8%
Monsanto Co.	159,200	13,403,048
Nitto Denko Corp.	25,200	1,794,888
Shin-Etsu Chemical Co. Ltd.	21,100	1,146,970
Syngenta AG (Switzerland)	10,693	1,420,030
Tokuyama Corp.	14,000	207,997
		17,972,933
Metals & Mining - 0.7%
AUR Resources, Inc.	196,100	3,126,919
BHP Billiton Ltd.	44,000	947,540
Titanium Metals Corp. (a)(d)	319,500	10,984,410
		15,058,869
TOTAL MATERIALS		33,031,802
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	644,200	17,966,738
Wireless Telecommunication Services - 1.1%
America Movil SA de CV Series L sponsored ADR	205,300	6,828,278
American Tower Corp. Class A (a)	293,900	9,146,168
NII Holdings, Inc. (a)	148,500	8,372,430
		24,346,876
TOTAL TELECOMMUNICATION SERVICES		42,313,614
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.1%
Electric Utilities - 0.1%
E.ON AG	23,200	$ 2,669,160
TOTAL COMMON STOCKS (Cost $936,893,410)		960,358,908
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.61% to 4.83% 7/6/06 to 9/7/06 (f) (Cost $8,855,150)	$ 8,910,000	8,858,274
Fixed-Income Funds - 42.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	703,100	70,429,527
Fidelity High Income Central Investment Portfolio 1 (g)	870,370	84,008,149
Fidelity VIP Investment Grade Central Investment Portfolio (g)	7,778,751	782,386,753
TOTAL FIXED-INCOME FUNDS (Cost $950,532,269)		936,824,429
Money Market Funds - 16.1%

Fidelity Cash Central Fund, 5.11% (b)	203,698,887	203,698,887
Fidelity Money Market Central Fund, 5.23% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	31,473,050	31,473,050
TOTAL MONEY MARKET FUNDS (Cost $359,032,099)		359,032,099
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $2,255,312,928)		2,265,073,710
NET OTHER ASSETS - (1.6)%		(36,169,822)
NET ASSETS - 100%		$ 2,228,903,888
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
128 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2006	$ 5,668,138	$ 327,932
55 FTSE 100 Index Contracts (United Kingdom)	Sept. 2006	5,683,824	241,672
481 S&P 500 Index Contracts	Sept. 2006	153,847,850	339,038
43 TOPIX 150 Index Contracts (Japan)	Sept. 2006	5,576,082	397,132
TOTAL EQUITY INDEX CONTRACTS		$ 170,775,894	$ 1,305,774

The face value of futures purchased as a percentage of net assets - 7.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,293,706 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,858,274.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,849,182
Fidelity Floating Rate Central Investment Portfolio	1,867,396
Fidelity High Income Central Investment Portfolio 1	5,062,872
Fidelity Money Market Central Fund	2,947,066
Fidelity Securities Lending Cash Central Fund	145,570
Fidelity Ultra-Short Central Fund	2,416,641
Fidelity VIP Investment Grade Central Investment Portfolio	706,352
Total	$ 18,995,079

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 46,624,748	$ 23,999,102	$ -	$ 70,429,527	5.6%
Fidelity High Income Central Investment Portfolio 1	144,892,045	-	60,972,296	84,008,149	12.4%
Fidelity Ultra-Short Central Fund	91,970,264	25,002,507	116,954,780	-	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	777,981,226 *	-	782,386,753	29.5%
Total	$ 283,487,057	$ 826,982,835	$ 177,927,076	$ 936,824,429

* $652,127,185 represents the value of shares received through in-kind contributions.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	21.1%
AAA, AA, A	6.7%
BBB	5.2%
BB	3.1%
B	2.8%
CCC, CC, C	0.4%
Not Rated	0.7%
Equities	50.9%
Short-Term Investments and Net Other Assets	9.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.8%
Switzerland	1.5%
Japan	1.2%
France	0.9%
Others (individually less than 1%)	5.6%
100.0%
The information in the above tables is based on the combined investments of the fund and it's pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $98,979,772 of which $24,358,272, $33,903,363 and $40,718,137 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,173,492) - See accompanying schedule: Unaffiliated issuers (cost $945,748,560)	$ 969,217,182
Affiliated Central Funds (cost $1,309,564,368)	1,295,856,528
Total Investments (cost $2,255,312,928)		$ 2,265,073,710
Foreign currency held at value (cost $63)		64
Receivable for investments sold		9,677,954
Receivable for fund shares sold		174,191
Dividends receivable		997,492
Interest receivable		3,638,275
Prepaid expenses		5,189
Other receivables		144,005
Total assets		2,279,710,880

Liabilities
Payable for fund shares redeemed	$ 17,847,080
Accrued management fee	963,864
Distribution fees payable	14,287
Payable for daily variation on futures contracts	59,669
Other affiliated payables	278,888
Other payables and accrued expenses	170,154
Collateral on securities loaned, at value	31,473,050
Total liabilities		50,806,992

Net Assets		$ 2,228,903,888
Net Assets consist of:
Paid in capital		$ 2,149,532,981
Undistributed net investment income		29,891,761
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		38,422,622
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,056,524
Net Assets		$ 2,228,903,888

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,133,327,234 ÷ 145,286,374 shares)	$ 14.68

Service Class: Net Asset Value, offering price and redemption price per share ($24,228,260 ÷ 1,660,146 shares)	$ 14.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($50,004,201 ÷ 3,454,678 shares)	$ 14.47

Investor Class: Net Asset Value, offering price and redemption price per share ($21,344,193 ÷ 1,456,562 shares)	$ 14.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 6,374,478
Interest		15,022,332
Income from affiliated Central Funds		18,995,079
Total income		40,391,889

Expenses
Management fee	$ 6,247,631
Transfer agent fees	823,725
Distribution fees	85,301
Accounting and security lending fees	385,236
Independent trustees' compensation	4,711
Appreciation in deferred trustee compensation account	2,854
Custodian fees and expenses	134,480
Audit	45,193
Legal	14,966
Miscellaneous	89,561
Total expenses before reductions	7,833,658
Expense reductions	(355,270)	7,478,388
Net investment income (loss)		32,913,501
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	146,004,578
Affiliated Central Funds	2,479,218
Foreign currency transactions	(215,152)
Futures contracts	(1,466,722)
Swap agreements	(283,195)
Total net realized gain (loss)		146,518,727
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $11,602)	(169,147,135)
Assets and liabilities in foreign currencies	8,864
Futures contracts	2,642,458
Swap agreements	(461,547)
Total change in net unrealized appreciation (depreciation)		(166,957,360)
Net gain (loss)		(20,438,633)
Net increase (decrease) in net assets resulting from operations		$ 12,474,868

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,913,501	$ 67,685,100
Net realized gain (loss)	146,518,727	73,859,634
Change in net unrealized appreciation (depreciation)	(166,957,360)	(43,876,379)
Net increase (decrease) in net assets resulting from operations	12,474,868	97,668,355
Distributions to shareholders from net investment income	(65,774,370)	(72,542,784)
Distributions to shareholders from net realized gain	-	(931,463)
Total distributions	(65,774,370)	(73,474,247)
Share transactions - net increase (decrease)	(215,186,983)	(347,778,441)
Total increase (decrease) in net assets	(268,486,485)	(323,584,333)

Net Assets
Beginning of period	2,497,390,373	2,820,974,706
End of period (including undistributed net investment income of $29,891,761 and undistributed net investment income of $63,399,938, respectively)	$ 2,228,903,888	$ 2,497,390,373

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51	$ 16.01
Income from Investment Operations
Net investment income (loss) E	.21	.38	.36 H	.36	.46	.51
Net realized and unrealized gain (loss)	(.16)	.21	.42	1.83	(1.69)	(1.13)
Total from investment operations	.05	.59	.78	2.19	(1.23)	(.62)
Distributions from net investment income	(.41)	(.39)	(.39)	(.48)	(.53)	(.64)
Distributions from net realized gain	-	(.01)	-	-	-	(.24)
Total distributions	(.41)	(.40) J	(.39)	(.48)	(.53)	(.88)
Net asset value, end of period	$ 14.68	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Total Return B, C, D	.28%	4.04%	5.47%	17.97%	(8.73)%	(4.15)%
Ratios to Average Net Assets F, I
Expenses before reductions	.64% A	.64%	.66%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.64% A	.64%	.66%	.63%	.63%	.64%
Expenses net of all reductions	.61% A	.63%	.65%	.62%	.61%	.63%
Net investment income (loss)	2.73% A	2.60%	2.53%	2.71%	3.49%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,133,327	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945	$ 3,547,730
Portfolio turnover rate G	121%	44%	66%	82%	140%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distribution of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41	$ 15.91
Income from Investment Operations
Net investment income (loss) E	.20	.36	.34 H	.34	.44	.49
Net realized and unrealized gain (loss)	(.16)	.21	.42	1.83	(1.68)	(1.12)
Total from investment operations	.04	.57	.76	2.17	(1.24)	(.63)
Distributions from net investment income	(.39)	(.37)	(.38)	(.46)	(.51)	(.63)
Distributions from net realized gain	-	(.01)	-	-	-	(.24)
Total distributions	(.39)	(.38) J	(.38)	(.46)	(.51)	(.87)
Net asset value, end of period	$ 14.59	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Total Return B, C, D	.23%	3.93%	5.36%	17.91%	(8.85)%	(4.24)%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.74%	.77%	.74%	.74%	.74%
Expenses net of fee waivers, if any	.75% A	.74%	.77%	.74%	.74%	.74%
Expenses net of all reductions	.72% A	.73%	.76%	.73%	.72%	.73%
Net investment income (loss)	2.62% A	2.50%	2.41%	2.59%	3.38%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,228	$ 29,382	$ 33,118	$ 32,087	$ 25,692	$ 31,324
Portfolio turnover rate G	121%	44%	66%	82%	140%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distribution of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio
Financial Statements - continued

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36	$ 15.89
Income from Investment Operations
Net investment income (loss) E	.18	.34	.32 H	.32	.41	.46
Net realized and unrealized gain (loss)	(.16)	.21	.41	1.81	(1.67)	(1.11)
Total from investment operations	.02	.55	.73	2.13	(1.26)	(.65)
Distributions from net investment income	(.37)	(.37)	(.36)	(.45)	(.51)	(.64)
Distributions from net realized gain	-	(.01)	-	-	-	(.24)
Total distributions	(.37)	(.37) J	(.36)	(.45)	(.51)	(.88)
Net asset value, end of period	$ 14.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Total Return B, C, D	.14%	3.85%	5.18%	17.66%	(9.03)%	(4.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.90%	.93%	.91%	.90%	.90%
Expenses net of fee waivers, if any	.90% A	.90%	.93%	.91%	.90%	.90%
Expenses net of all reductions	.87% A	.89%	.92%	.89%	.88%	.89%
Net investment income (loss)	2.47% A	2.34%	2.25%	2.43%	3.22%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,004	$ 51,574	$ 36,763	$ 22,456	$ 16,367	$ 11,993
Portfolio turnover rate G	121%	44%	66%	82%	140%	108%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distribution of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss) E	.19	.16
Net realized and unrealized gain (loss)	(.16)	.24
Total from investment operations	.03	.40
Distributions from net investment income	(.41)	-
Net asset value, end of period	$ 14.65	$ 15.03
Total Return B, C, D	.19%	2.73%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.82% A
Expenses net of fee waivers, if any	.77% A	.82% A
Expenses net of all reductions	.74% A	.81% A
Net investment income (loss)	2.60% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,344	$ 9,322
Portfolio turnover rate G	121%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

VIP Asset Manager: Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	2.4	1.6
General Electric Co.	1.9	1.9
Exxon Mobil Corp.	1.8	0.6
Valero Energy Corp.	1.5	0.0
Bank of America Corp.	1.5	2.0
Wal-Mart Stores, Inc.	1.4	2.4
Citigroup, Inc.	1.4	1.0
Merck & Co., Inc.	1.3	0.0
Avon Products, Inc.	1.2	0.1
AT&T, Inc.	1.2	2.9
	15.6
Market Sectors as of June 30, 2006
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	13.0	12.1
Financials	11.2	15.4
Consumer Staples	9.7	6.0
Energy	7.5	3.7
Industrials	6.6	4.9
Consumer Discretionary	5.7	8.4
Information Technology	5.2	11.3
Telecommunication Services	2.8	4.6
Materials	2.2	0.4
Utilities	0.1	0.3
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stock Class and Equity Futures 69.7%		Stock Class and Equity Futures 72.6%
	Bond Class 26.4%		Bond Class 19.2%
	Short-Term Class 3.9%		Short-Term Class 8.2%
* Foreign investments	14.7%	** Foreign investments	9.3%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata shares of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

VIP Asset Manager: Growth Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 0.7%
Fiat Spa (a)	16,000	$ 212,572
Renault SA	1,300	139,689
Toyota Motor Corp.	27,100	1,417,195
		1,769,456
Hotels, Restaurants & Leisure - 0.9%
Accor SA	1,400	85,228
Greek Organization of Football Prognostics SA	21,000	760,229
International Game Technology	31,000	1,176,140
		2,021,597
Household Durables - 0.2%
Koninklijke Philips Electronics NV (NY Shares)	5,100	158,814
Nexity	1,900	110,392
Sony Corp. sponsored ADR	2,800	123,312
Steinhoff International Holdings Ltd.	12,800	38,114
		430,632
Internet & Catalog Retail - 0.4%
Submarino SA	50,800	1,020,269
Media - 1.8%
Comcast Corp. Class A (special) (a)(d)	86,700	2,842,026
News Corp. Class B	55,700	1,124,026
NTL, Inc.	7,850	195,465
		4,161,517
Multiline Retail - 1.3%
Federated Department Stores, Inc.	38,400	1,405,440
Kohl's Corp. (a)(d)	27,800	1,643,536
		3,048,976
Specialty Retail - 0.4%
Best Buy Co., Inc.	5,300	290,652
Circuit City Stores, Inc.	27,600	751,272
		1,041,924
TOTAL CONSUMER DISCRETIONARY		13,494,371
CONSUMER STAPLES - 9.7%
Beverages - 1.2%
PepsiCo, Inc.	40,800	2,449,632
Pernod Ricard SA	1,200	237,931
		2,687,563
Food & Staples Retailing - 1.8%
Aeon Co. Ltd.	11,500	252,261
Costco Wholesale Corp.	12,300	702,699
Shinsegae Co. Ltd.	138	69,095
Wal-Mart Stores, Inc.	68,200	3,285,194
		4,309,249
Food Products - 2.5%
Archer-Daniels-Midland Co.	43,700	1,803,936
Hershey Co.	12,800	704,896

	Shares	Value (Note 1)
Kellogg Co.	44,300	$ 2,145,449
Koninklijke Numico NV	3,800	170,571
Nestle SA sponsored ADR	14,200	1,106,180
		5,931,032
Household Products - 0.8%
Clorox Co.	28,700	1,749,839
Reckitt Benckiser PLC	4,100	153,180
		1,903,019
Personal Products - 1.5%
Avon Products, Inc.	94,300	2,923,300
Estee Lauder Companies, Inc. Class A	17,400	672,858
		3,596,158
Tobacco - 1.9%
Altria Group, Inc.	29,200	2,144,156
Reynolds American, Inc.	19,200	2,213,760
		4,357,916
TOTAL CONSUMER STAPLES		22,784,937
ENERGY - 7.5%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	10,800	883,980
Compagnie Generale de Geophysique SA (a)	1,000	172,564
GlobalSantaFe Corp.	12,300	710,325
Noble Corp.	8,200	610,244
Schlumberger Ltd. (NY Shares)	28,300	1,842,613
Transocean, Inc. (a)	9,800	787,136
		5,006,862
Oil, Gas & Consumable Fuels - 5.4%
Canadian Natural Resources Ltd.	5,100	281,978
EOG Resources, Inc.	8,800	610,192
Exxon Mobil Corp.	69,400	4,257,690
Hess Corp.	42,600	2,251,410
Norsk Hydro ASA	6,360	169,876
OMV AG	3,100	184,595
Quicksilver Resources, Inc. (a)	3,800	139,878
Talisman Energy, Inc.	14,600	254,777
Total SA Series B	3,780	247,666
Ultra Petroleum Corp. (a)	10,500	622,335
Valero Energy Corp.	53,900	3,585,428
		12,605,825
TOTAL ENERGY		17,612,687
FINANCIALS - 11.2%
Capital Markets - 0.8%
Daiwa Securities Group, Inc.	9,000	107,284
Greenhill & Co., Inc. (d)	20,700	1,257,732
Legg Mason, Inc.	600	59,712
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Nikko Cordial Corp.	14,500	$ 185,519
UBS AG (NY Shares)	3,100	340,070
		1,950,317
Commercial Banks - 2.2%
Banca Intesa Spa	21,500	125,908
Bank of China Ltd. (H Shares)	187,000	84,877
BNP Paribas SA	2,400	229,795
Compass Bancshares, Inc.	12,300	683,880
Daegu Bank Co. Ltd.	5,520	98,914
Deutsche Postbank AG	1,600	115,148
Finansbank AS	17,000	82,717
HSBC Holdings PLC (Hong Kong) (Reg.)	6,800	120,156
Kookmin Bank sponsored ADR	1,300	107,978
Raiffeisen International Bank Holding AG	4,300	373,488
Societe Generale Series A	2,000	294,216
Unicredito Italiano Spa	26,000	203,646
Wells Fargo & Co.	40,300	2,703,324
		5,224,047
Consumer Finance - 1.0%
Credit Saison Co. Ltd.	3,200	151,575
ORIX Corp.	890	217,396
SLM Corp.	38,400	2,032,128
		2,401,099
Diversified Financial Services - 3.0%
Bank of America Corp.	71,500	3,439,150
Citigroup, Inc.	68,100	3,285,144
FirstRand Ltd.	25,300	59,633
ING Groep NV (Certificaten Van Aandelen)	5,100	200,532
		6,984,459
Insurance - 4.1%
Allianz AG (Reg.)	1,300	205,400
American International Group, Inc.	37,000	2,184,850
AXA SA	6,100	200,228
AXA SA rights 6/30/06 (a)	6,100	5,150
Benfield Group PLC	12,000	76,516
Hartford Financial Services Group, Inc.	24,400	2,064,240
MetLife, Inc.	39,500	2,022,795
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,500	204,947
Prudential Financial, Inc.	33,800	2,626,260
T&D Holdings, Inc.	1,300	105,091
		9,695,477
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	6,000	130,304
TOTAL FINANCIALS		26,385,703

	Shares	Value (Note 1)
HEALTH CARE - 13.0%
Biotechnology - 2.5%
Celgene Corp. (a)	56,200	$ 2,665,566
Gilead Sciences, Inc. (a)	35,100	2,076,516
ImClone Systems, Inc. (a)	12,700	490,728
Neurocrine Biosciences, Inc. (a)(d)	46,300	490,780
Theravance, Inc. (a)	2,300	52,624
		5,776,214
Health Care Equipment & Supplies - 0.5%
Hologic, Inc. (a)	19,000	937,840
Synthes, Inc.	2,180	263,027
		1,200,867
Health Care Providers & Services - 2.9%
Aetna, Inc.	30,100	1,201,893
Laboratory Corp. of America Holdings (a)	11,000	684,530
Medco Health Solutions, Inc. (a)	30,800	1,764,224
Quest Diagnostics, Inc.	11,700	701,064
UnitedHealth Group, Inc.	57,900	2,592,762
		6,944,473
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	21,700	701,995
Pharmaceuticals - 6.8%
Allergan, Inc.	15,000	1,608,900
Elan Corp. PLC sponsored ADR (a)	102,500	1,711,750
Johnson & Johnson	94,700	5,674,424
Merck & Co., Inc.	81,700	2,976,331
New River Pharmaceuticals, Inc. (a)	13,900	396,150
Novartis AG:
(Reg.)	4,927	265,664
sponsored ADR	37,400	2,016,608
Roche Holding AG (participation certificate)	2,653	438,586
Sanofi-Aventis sponsored ADR	3,600	175,320
Teva Pharmaceutical Industries Ltd. sponsored ADR	21,500	679,185
		15,942,918
TOTAL HEALTH CARE		30,566,467
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.1%
BAE Systems PLC	28,200	192,852
Hexcel Corp. (a)	16,300	256,073
L-3 Communications Holdings, Inc.	27,300	2,058,966
		2,507,891
Airlines - 0.9%
Alaska Air Group, Inc. (a)	13,500	532,170
AMR Corp. (a)	21,000	533,820
JetBlue Airways Corp. (a)	34,200	415,188
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	400	$ 6,548
US Airways Group, Inc. (a)	14,600	737,884
		2,225,610
Building Products - 0.1%
Pfleiderer AG	5,550	155,835
Commercial Services & Supplies - 0.8%
Techem AG	2,000	92,614
Waste Management, Inc.	48,600	1,743,768
		1,836,382
Electrical Equipment - 0.1%
Schneider Electric SA	1,300	135,531
Sumitomo Electric Industries Ltd.	10,200	149,401
		284,932
Industrial Conglomerates - 1.9%
General Electric Co.	136,600	4,502,336
Machinery - 0.6%
Atlas Copco AB (A Shares)	5,800	161,210
Caterpillar, Inc.	9,800	729,904
Fanuc Ltd.	1,400	125,777
Heidelberger Druckmaschinen AG	4,900	222,830
Metso Corp. sponsored ADR	2,400	86,808
		1,326,529
Marine - 0.3%
Kuehne & Nagel International AG	10,778	784,656
Road & Rail - 0.8%
Norfolk Southern Corp.	34,700	1,846,734
TOTAL INDUSTRIALS		15,470,905
INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.7%
Corning, Inc. (a)	14,200	343,498
QUALCOMM, Inc.	20,700	829,449
Sandvine Corp. (e)	258,400	542,443
		1,715,390
Computers & Peripherals - 0.0%
M-Systems Flash Disk Pioneers Ltd. (a)	3,800	112,594
Electronic Equipment & Instruments - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	118,000	728,879
Hoya Corp.	4,200	149,390
		878,269
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	2,200	922,526
LoopNet, Inc. (a)	400	7,444
		929,970

	Shares	Value (Note 1)
IT Services - 0.8%
Infosys Technologies Ltd.	2,447	$ 164,215
MoneyGram International, Inc.	48,300	1,639,785
		1,804,000
Office Electronics - 0.1%
Neopost SA	1,800	205,158
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Semiconductor Engineering, Inc.	175,000	172,954
ATI Technologies, Inc. (a)	8,700	126,838
Atmel Corp. (a)	97,600	541,680
Broadcom Corp. Class A (a)	20,950	629,548
Hittite Microwave Corp.	12,500	452,000
Marvell Technology Group Ltd. (a)	16,200	718,146
Samsung Electronics Co. Ltd.	440	279,667
Spansion, Inc. (d)	132,300	2,108,862
Trident Microsystems, Inc. (a)	31,100	590,278
		5,619,973
Software - 0.4%
BEA Systems, Inc. (a)	69,000	903,210
TOTAL INFORMATION TECHNOLOGY		12,168,564
MATERIALS - 2.2%
Chemicals - 1.2%
Monsanto Co.	25,200	2,121,588
Nitto Denko Corp.	3,000	213,677
Shin-Etsu Chemical Co. Ltd.	2,500	135,897
Syngenta AG sponsored ADR	6,300	167,328
Tokuyama Corp.	2,000	29,714
		2,668,204
Metals & Mining - 1.0%
AUR Resources, Inc.	33,300	530,986
BHP Billiton Ltd. sponsored ADR	2,700	116,289
Titanium Metals Corp. (a)	50,300	1,729,314
		2,376,589
TOTAL MATERIALS		5,044,793
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	103,100	2,875,459
Wireless Telecommunication Services - 1.6%
America Movil SA de CV Series L sponsored ADR	27,000	898,020
American Tower Corp. Class A (a)	49,800	1,549,776
NII Holdings, Inc. (a)	24,100	1,358,758
		3,806,554
TOTAL TELECOMMUNICATION SERVICES		6,682,013
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.1%
Electric Utilities - 0.1%
E.ON AG	2,700	$ 310,635
TOTAL COMMON STOCKS (Cost $147,052,038)		150,521,075
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.61% to 4.8% 7/6/06 to 9/7/06 (f) (Cost $894,710)	$ 900,000	895,007
Fixed-Income Funds - 27.5%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	70,521	7,064,089
Fidelity High Income Central Investment Portfolio 1 (g)	145,783	14,070,940
Fidelity VIP Investment Grade Central Investment Portfolio (g)	432,178	43,468,507
TOTAL FIXED-INCOME FUNDS (Cost $64,860,212)		64,603,536
Money Market Funds - 10.4%

Fidelity Cash Central Fund, 5.11% (b)	17,352,548	17,352,548
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	7,228,250	7,228,250
TOTAL MONEY MARKET FUNDS (Cost $24,580,798)		24,580,798
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $237,387,758)		240,600,416
NET OTHER ASSETS - (2.3)%		(5,521,407)
NET ASSETS - 100%		$ 235,079,009
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
86 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2006	$ 4,028,610	$ (2,009)
38 FTSE 100 Index Contracts (United Kingdom)	Sept. 2006	4,093,979	(153)
17 S&P 500 Index Contracts	Sept. 2006	5,437,450	11,983
TOTAL EQUITY INDEX CONTRACTS		$ 13,560,039	$ 9,821

The face value of futures purchased as a percentage of net assets - 5.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $542,443 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $895,007.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 604,811
Fidelity Floating Rate Central Investment Portfolio	213,618
Fidelity High Income Central Investment Portfolio 1	778,036
Fidelity Securities Lending Cash Central Fund	11,373
Fidelity Ultra-Short Central Fund	85,552
Fidelity VIP Investment Grade Central Investment Portfolio	39,342
Total	$ 1,732,732

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 4,991,240	$ 4,499,921	$ 2,400,201	$ 7,064,089	0.6%
Fidelity High Income Central Investment Portfolio 1	22,060,795	-	7,996,795	14,070,940	2.1%
Fidelity Ultra-Short Central Fund	2,799,003	3,000,317	5,799,059	-	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	43,223,878*	-	43,468,507	1.6%
Total	$ 29,851,038	$ 50,724,116	$ 16,196,055	$ 64,603,536

* $36,336,844 represents the value of shares received through in-kind contributions.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	11.0%
AAA,AA,A	4.0%
BBB	2.4%
BB	3.5%
B	3.9%
CCC,CC,C	0.8%
Not Rated	0.6%
Equities	69.7%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.6%
Switzerland	2.1%
Japan	1.8%
Canada	1.2%
Others (individually less than 1%)	9.3%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $58,627,384 of which $38,871,131, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,201,516) - See accompanying schedule: Unaffiliated issuers (cost $147,946,748)	$ 151,416,082
Affiliated Central Funds (cost $89,441,010)	89,184,334
Total Investments (cost $237,387,758)		$ 240,600,416
Foreign currency held at value (cost $5)		5
Receivable for investments sold		1,584,494
Receivable for fund shares sold		4,073
Dividends receivable		174,567
Interest receivable		289,668
Prepaid expenses		572
Other receivables		11,378
Total assets		242,665,173

Liabilities
Payable for fund shares redeemed	$ 127,926
Accrued management fee	109,741
Distribution fees payable	1,663
Payable for daily variation on futures contracts	18,208
Other affiliated payables	21,561
Other payables and accrued expenses	78,815
Collateral on securities loaned, at value	7,228,250
Total liabilities		7,586,164

Net Assets		$ 235,079,009
Net Assets consist of:
Paid in capital		$ 271,049,766
Undistributed net investment income		2,811,097
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(42,004,349)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,222,495
Net Assets		$ 235,079,009

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($218,204,286 ÷ 17,272,117 shares)	$ 12.63

Service Class: Net Asset Value, offering price and redemption price per share ($5,185,591 ÷ 413,177 shares)	$ 12.55

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,988,347 ÷ 479,672 shares)	$ 12.48

Investor Class: Net Asset Value, offering price and redemption price per share ($5,700,785 ÷ 452,275 shares)	$ 12.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 934,858
Interest		630,587
Income from affiliated Central Funds		1,732,732
Total income		3,298,177

Expenses
Management fee	$ 744,175
Transfer agent fees	95,121
Distribution fees	10,487
Accounting and security lending fees	54,522
Independent trustees' compensation	516
Custodian fees and expenses	44,619
Registration fees	97
Audit	37,768
Legal	1,666
Interest	1,432
Miscellaneous	29,769
Total expenses before reductions	1,020,172
Expense reductions	(82,087)	938,085
Net investment income (loss)		2,360,092
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,659)	18,453,543
Affiliated Central Funds	252,441
Foreign currency transactions	(44,408)
Futures contracts	(933)
Swap agreements	(17,907)
Total net realized gain (loss)		18,642,736
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,552)	(21,372,597)
Assets and liabilities in foreign currencies	2,569
Futures contracts	158,692
Swap agreements	(5,504)
Total change in net unrealized appreciation (depreciation)		(21,216,840)
Net gain (loss)		(2,574,104)
Net increase (decrease) in net assets resulting from operations		$ (214,012)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,360,092	$ 5,539,180
Net realized gain (loss)	18,642,736	10,457,059
Change in net unrealized appreciation (depreciation)	(21,216,840)	(6,151,309)
Net increase (decrease) in net assets resulting from operations	(214,012)	9,844,930
Distributions to shareholders from net investment income	(5,395,505)	(7,156,575)
Share transactions - net increase (decrease)	(33,066,893)	(47,376,524)
Total increase (decrease) in net assets	(38,676,410)	(44,688,169)

Net Assets
Beginning of period	273,755,419	318,443,588
End of period (including undistributed net investment income of $2,811,097 and undistributed net investment income of $5,885,132, respectively)	$ 235,079,009	$ 273,755,419

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56	$ 14.41
Income from Investment Operations
Net investment income (loss) E	.12	.24	.26 G	.26	.32	.32
Net realized and unrealized gain (loss)	(.20)	.25	.47	2.06	(2.23)	(1.31)
Total from investment operations	(.08)	.49	.73	2.32	(1.91)	(.99)
Distributions from net investment income	(.26)	(.30)	(.28)	(.32)	(.32)	(.39)
Distributions from net realized gain	-	-	-	-	-	(.47)
Total distributions	(.26)	(.30)	(.28)	(.32)	(.32)	(.86)
Net asset value, end of period	$ 12.63	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Total Return B, C, D	(.64)%	3.89%	5.98%	23.34%	(15.53)%	(7.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.74%	.75%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.77% A	.74%	.75%	.73%	.73%	.73%
Expenses net of all reductions	.70% A	.72%	.74%	.72%	.69%	.72%
Net investment income (loss)	1.81% A	1.93%	2.15%	2.33%	2.88%	2.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 218,204	$ 260,968	$ 306,137	$ 335,285	$ 284,298	$ 399,273
Portfolio turnover rate , I	153%	43%	57%	65%	149%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amounts do not include the portfolio activity of the underlying funds.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47	$ 14.32
Income from Investment Operations
Net investment income (loss) E	.11	.23	.25 G	.24	.30	.31
Net realized and unrealized gain (loss)	(.19)	.24	.46	2.05	(2.20)	(1.32)
Total from investment operations	(.08)	.47	.71	2.29	(1.90)	(1.01)
Distributions from net investment income	(.25)	(.28)	(.27)	(.31)	(.30)	(.37)
Distributions from net realized gain	-	-	-	-	-	(.47)
Total distributions	(.25)	(.28)	(.27)	(.31)	(.30)	(.84)
Net asset value, end of period	$ 12.55	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47
Total Return B, C, D	(.67)%	3.79%	5.85%	23.15%	(15.54)%	(7.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.87% A	.84%	.88%	.85%	.84%	.83%
Expenses net of fee waivers, if any	.87% A	.84%	.88%	.85%	.84%	.83%
Expenses net of all reductions	.80% A	.82%	.87%	.84%	.80%	.82%
Net investment income (loss)	1.71% A	1.83%	2.02%	2.21%	2.77%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,186	$ 5,604	$ 5,907	$ 6,692	$ 6,105	$ 9,542
Portfolio turnover rate I	153%	43%	57%	65%	149%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amounts do not include the portfolio activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43	$ 14.30
Income from Investment Operations
Net investment income (loss) E	.10	.20	.22 G	.22	.28	.28
Net realized and unrealized gain (loss)	(.20)	.25	.46	2.05	(2.21)	(1.30)
Total from investment operations	(.10)	.45	.68	2.27	(1.93)	(1.02)
Distributions from net investment income	(.23)	(.25)	(.26)	(.29)	(.29)	(.38)
Distributions from net realized gain	-	-	-	-	-	(.47)
Total distributions	(.23)	(.25)	(.26)	(.29)	(.29)	(.85)
Net asset value, end of period	$ 12.48	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43
Total Return B, C, D	(.83)%	3.65%	5.63%	23.03%	(15.83)%	(7.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	1.03%	1.06%	1.05%	1.03%	1.00%
Expenses net of fee waivers, if any	1.05% A	1.03%	1.06%	1.05%	1.03%	1.00%
Expenses net of all reductions	.98% A	1.02%	1.05%	1.04%	.99%	.99%
Net investment income (loss)	1.53% A	1.64%	1.84%	2.01%	2.58%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,988	$ 5,854	$ 6,399	$ 6,694	$ 4,044	$ 5,213
Portfolio turnover rate I	153%	43%	57%	65%	149%	111%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amounts do not include the portfolio activity of the underlying funds.

Financial Highlights - Investor Class

	Six months ended June 30, 2006
	(Unaudited)	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.96	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.11	.10
Net realized and unrealized gain (loss)	(.20)	.26
Total from investment operations	(.09)	.36
Distributions from net investment income	(.27)	-
Net asset value, end of period	$ 12.60	$ 12.96
Total Return B, C, D	(.76)%	2.86%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.96% A
Expenses net of fee waivers, if any	.93% A	.96% A
Expenses net of all reductions	.87% A	.94% A
Net investment income (loss)	1.64% A	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,701	$ 1,330
Portfolio turnover rate I	153%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amounts do not include the portfolio activity of the underlying funds.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

VIP Balanced Portfolio

Investment Changes

Top Five Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	1.8	1.1
General Electric Co.	1.3	1.6
Valero Energy Corp.	1.1	1.0
Bank of America Corp.	1.0	1.1
JPMorgan Chase & Co.	1.0	0.7
	6.2
Top Five Bond Issuers as of June 30, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.2	10.2
U.S. Treasury Obligations	6.3	5.0
Freddie Mac	1.4	1.4
CS First Boston Mortgage Securities Corp.	0.2	0.3
Wells Fargo Mortgage Backed Securities Trust	0.0
	17.3
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.5	15.5
Information Technology	9.9	11.1
Industrials	8.9	8.6
Energy	8.7	9.7
Health Care	7.3	7.6
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 65.3%		Stocks 68.0%
	Bonds 30.4%		Bonds 33.9%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets A (1.9)%
* Foreign investments	10.8%	** Foreign investments	9.9%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Semiannual Report

VIP Balanced Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	19,800	$ 338,778
LKQ Corp. (a)	10,200	193,800
		532,578
Automobiles - 0.1%
Coachmen Industries, Inc.	11,300	134,922
Harley-Davidson, Inc.	5,400	296,406
		431,328
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A (a)	12,700	58,293
Service Corp. International (SCI)	24,400	198,616
Weight Watchers International, Inc.	2,800	114,492
		371,401
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	5,800	234,088
Carnival Corp. unit	6,500	271,310
Gaylord Entertainment Co. (a)	7,100	309,844
Greek Organization of Football Prognostics SA	7,800	282,371
Kerzner International Ltd. (a)	2,900	229,912
Kinki Nippon Tourist Co. Ltd. (e)	7,000	26,244
McDonald's Corp.	34,700	1,165,920
OSI Restaurant Partners, Inc.	9,000	311,400
Pinnacle Entertainment, Inc. (a)	5,000	153,250
Royal Caribbean Cruises Ltd.	10,300	393,975
Starwood Hotels & Resorts Worldwide, Inc.	6,100	368,074
Vail Resorts, Inc. (a)	1,300	48,230
WMS Industries, Inc. (a)	14,000	383,460
Yum! Brands, Inc.	4,400	221,188
		4,399,266
Household Durables - 0.5%
Cyrela Brazil Realty SA	18,000	299,183
D.R. Horton, Inc.	8,800	209,616
Fortune Brands, Inc.	700	49,707
Interface, Inc. Class A (a)	30,212	345,927
La-Z-Boy, Inc. (e)	11,200	156,800
Leggett & Platt, Inc.	5,000	124,900
Sealy Corp., Inc.	9,700	128,719
Sony Corp. sponsored ADR	4,300	189,372
Standard Pacific Corp.	6,400	164,480
The Stanley Works	4,000	188,880
		1,857,584
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	7,200	171,216
MarineMax, Inc. (a)	8,800	230,824
		402,040

	Shares	Value (Note 1)
Media - 1.8%
Citadel Broadcasting Corp.	10,900	$ 97,010
Clear Channel Communications, Inc.	10,000	309,500
EchoStar Communications Corp. Class A (a)	14,236	438,611
Gannett Co., Inc.	800	44,744
Lamar Advertising Co. Class A (a)	16,400	883,304
Liberty Global, Inc.:
Class A	10,500	225,750
Class C (a)	11,100	228,327
Live Nation, Inc. (a)	41,900	853,084
McGraw-Hill Companies, Inc.	5,200	261,196
Naspers Ltd. Class N sponsored ADR	8,600	145,598
News Corp. Class A	43,800	840,084
NTL, Inc.	35,062	873,044
Omnicom Group, Inc.	1,200	106,908
Radio One, Inc. Class D (non-vtg.) (a)	9,900	73,260
Salem Communications Corp. Class A (a)	4,400	57,244
The Walt Disney Co.	36,000	1,080,000
TVN SA (a)	8,056	243,407
Viacom, Inc. Class B (non-vtg.) (a)	700	25,088
		6,786,159
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	4,600	121,900
Family Dollar Stores, Inc.	20,800	508,144
Federated Department Stores, Inc.	15,400	563,640
Fred's, Inc. Class A	17,700	236,295
JCPenney Co., Inc.	6,300	425,313
Lotte Shopping Co. Ltd. GDR (a)(f)	8,500	165,305
Target Corp.	4,100	200,367
		2,220,964
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	1,800	52,020
Aeropostale, Inc. (a)	10,800	312,012
Best Buy Co., Inc.	5,250	287,910
Big 5 Sporting Goods Corp.	10,700	208,650
Chico's FAS, Inc. (a)	4,500	121,410
Circuit City Stores, Inc.	3,800	103,436
Daiki Co. Ltd.	7,100	82,526
Eddie Bauer Holdings, Inc. (a)	14,500	166,750
Gamestop Corp.:
Class A (a)	1,800	75,600
Class B (a)	2,100	71,925
Homac Corp.	7,700	126,713
Home Depot, Inc.	13,900	497,481
Kahma Co. Ltd.	2,700	73,148
Monro Muffler Brake, Inc.	800	26,048
O'Reilly Automotive, Inc. (a)	1,800	56,142
OfficeMax, Inc.	6,700	273,025
Pacific Sunwear of California, Inc. (a)	15,300	274,329
RadioShack Corp.	14,500	203,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	13,700	$ 333,184
TJX Companies, Inc.	10,500	240,030
		3,585,339
TOTAL CONSUMER DISCRETIONARY		20,586,659
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	7,500	152,775
Fomento Economico Mexicano SA de CV sponsored ADR	4,900	410,228
SABMiller PLC	11,500	207,274
The Coca-Cola Co.	7,700	331,254
		1,101,531
Food & Staples Retailing - 0.9%
CVS Corp.	21,600	663,120
Kroger Co.	13,700	299,482
Safeway, Inc.	17,900	465,400
Sysco Corp.	7,900	241,424
Wal-Mart de Mexico SA de CV Series V	54,100	148,692
Wal-Mart Stores, Inc.	27,700	1,334,309
Walgreen Co.	7,600	340,784
		3,493,211
Food Products - 0.6%
Azucarera Ebro Agricolas SA	7,200	147,824
Cadbury Schweppes PLC sponsored ADR	200	7,764
Corn Products International, Inc.	18,300	559,980
General Mills, Inc.	7,700	397,782
Global Bio-Chem Technology Group Co. Ltd.	290,000	123,225
Imperial Sugar Co.	1,600	37,952
Kellogg Co.	5,500	266,365
McCormick & Co., Inc. (non-vtg.)	5,600	187,880
Nestle SA (Reg.)	854	268,250
Tyson Foods, Inc. Class A	2,300	34,178
Wm. Wrigley Jr. Co.	8,375	379,890
		2,411,090
Household Products - 0.5%
Colgate-Palmolive Co.	10,900	652,910
Procter & Gamble Co.	21,340	1,186,504
		1,839,414
Personal Products - 0.5%
Alberto-Culver Co.	11,920	580,742
Avon Products, Inc.	28,000	868,000
Estee Lauder Companies, Inc. Class A	2,500	96,675
Playtex Products, Inc. (a)	19,000	198,170
		1,743,587

	Shares	Value (Note 1)
Tobacco - 1.0%
Altria Group, Inc.	51,150	$ 3,755,945
TOTAL CONSUMER STAPLES		14,344,778
ENERGY - 7.9%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	10,100	826,685
BJ Services Co.	18,600	693,036
Global Industries Ltd. (a)	14,100	235,470
GlobalSantaFe Corp.	7,000	404,250
Halliburton Co.	41,600	3,087,136
National Oilwell Varco, Inc. (a)	105,800	6,699,256
Noble Corp.	6,200	461,404
Pride International, Inc. (a)	111,900	3,494,637
Smith International, Inc.	4,800	213,456
Superior Energy Services, Inc. (a)	3,200	108,480
W-H Energy Services, Inc. (a)	2,000	101,660
Weatherford International Ltd. (a)	39,100	1,940,142
		18,265,612
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. (a)	6,400	125,568
Cabot Oil & Gas Corp.	5,300	259,700
Canadian Natural Resources Ltd.	4,800	265,391
Chesapeake Energy Corp.	17,300	523,325
El Paso Corp.	21,000	315,000
Ellora Energy, Inc. (f)(g)	30,267	363,204
EnCana Corp.	6,800	358,061
Energy Partners Ltd. (a)(e)	25,400	481,330
EOG Resources, Inc.	2,700	187,218
Goodrich Petroleum Corp. (a)	3,600	102,204
Helix Energy Solutions Group, Inc. (a)	4,200	169,512
Holly Corp.	10,867	523,789
International Coal Group, Inc. (a)	24,000	172,560
Mariner Energy, Inc. (a)	1,800	33,066
Maritrans, Inc.	5,000	124,500
Massey Energy Co.	6,900	248,400
McMoRan Exploration Co. (a)(e)	8,600	151,360
OMI Corp.	9,600	207,840
Overseas Shipholding Group, Inc.	1,500	88,725
Penn Virginia Corp.	3,500	244,580
Petroleum Development Corp. (a)	4,400	165,880
Plains Exploration & Production Co. (a)	8,400	340,536
Quicksilver Resources, Inc. (a)	13,800	507,978
Range Resources Corp.	22,950	624,011
Southwestern Energy Co. (a)	9,800	305,368
SXR Uranium One, Inc. (a)	34,500	255,281
Tesoro Corp.	1,700	126,412
Ultra Petroleum Corp. (a)	6,900	408,963
Valero Energy Corp.	59,900	3,984,548
		11,664,310
TOTAL ENERGY		29,929,922
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 13.0%
Capital Markets - 1.2%
American Capital Strategies Ltd.	11,100	$ 371,628
Ameriprise Financial, Inc.	1,980	88,447
E*TRADE Financial Corp. (a)	40,500	924,210
Goldman Sachs Group, Inc.	2,200	330,946
Lazard Ltd. Class A	7,900	319,160
Lehman Brothers Holdings, Inc.	5,000	325,750
Merrill Lynch & Co., Inc.	20,900	1,453,804
Northern Trust Corp.	3,200	176,960
State Street Corp.	4,300	249,787
TD Ameritrade Holding Corp.	13,400	198,454
UBS AG (Reg.)	18	1,975
		4,441,121
Commercial Banks - 2.2%
ABN-AMRO Holding NV sponsored ADR	10,900	298,224
Absa Group Ltd.	2,300	32,174
Banca Popolare di Milano	9,900	126,198
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	15,300	315,180
Banco Nossa Caixa SA	14,700	307,452
Bank of Baroda	17,218	79,327
Bank of China Ltd. (H Shares)	303,000	137,528
China Construction Bank Corp. (H Shares)	872,000	398,596
Hanmi Financial Corp.	13,300	258,552
HSBC Holdings PLC sponsored ADR	4,600	406,410
ICICI Bank Ltd. sponsored ADR	16,200	383,130
Nara Bancorp, Inc.	8,700	163,125
National Australia Bank Ltd.	14,100	368,421
R&G Financial Corp. Class B	29,900	256,841
SVB Financial Group (a)	3,900	177,294
UCBH Holdings, Inc.	31,900	527,626
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,700	179,253
Unicredito Italiano Spa	43,500	340,716
Wachovia Corp.	46,900	2,536,352
Wells Fargo & Co.	10,000	670,800
Wilshire Bancorp, Inc.	14,500	261,290
Wintrust Financial Corp.	5,000	254,250
		8,478,739
Consumer Finance - 0.5%
Aiful Corp.	2,700	144,173
American Express Co.	8,200	436,404
Capital One Financial Corp. (e)	4,600	393,070
ORIX Corp.	990	241,822
SLM Corp.	10,000	529,200
		1,744,669
Diversified Financial Services - 3.4%
Bank of America Corp.	80,205	3,857,861
Citigroup, Inc.	62,900	3,034,296
FirstRand Ltd.	52,100	122,802

	Shares	Value (Note 1)
JPMorgan Chase & Co.	91,400	$ 3,838,800
Kotak Mahindra Bank Ltd. sponsored GDR (a)(f)	21,083	111,734
Moody's Corp.	900	49,014
PICO Holdings, Inc. (a)(j)	41,496	1,338,246
The NASDAQ Stock Market, Inc. (a)	13,082	391,152
		12,743,905
Insurance - 2.9%
ACE Ltd.	20,300	1,026,977
AFLAC, Inc.	11,700	542,295
AMBAC Financial Group, Inc.	4,600	373,060
American International Group, Inc.	58,350	3,445,568
Aspen Insurance Holdings Ltd.	13,700	319,073
Axis Capital Holdings Ltd.	3,300	94,413
Endurance Specialty Holdings Ltd.	5,600	179,200
Fidelity National Title Group, Inc. Class A	8,800	173,096
Hartford Financial Services Group, Inc.	10,900	922,140
IPC Holdings Ltd.	4,500	110,970
Lincoln National Corp.	1,400	79,016
MBIA, Inc.	8,200	480,110
Montpelier Re Holdings Ltd.	11,700	202,293
Navigators Group, Inc. (a)	1,600	70,112
PartnerRe Ltd.	6,800	435,540
Platinum Underwriters Holdings Ltd.	8,600	240,628
PXRE Group Ltd.	22,400	83,328
Scottish Re Group Ltd.	39,300	655,524
Specialty Underwriters' Alliance, Inc. (a)	9,100	60,788
T&D Holdings, Inc.	1,200	97,007
The St. Paul Travelers Companies, Inc.	14,349	639,678
Universal American Financial Corp. (a)	16,400	215,660
USI Holdings Corp. (a)	13,700	183,717
Willis Group Holdings Ltd.	1,900	60,990
XL Capital Ltd. Class A	6,900	422,970
		11,114,153
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc.	1,300	115,284
Annaly Mortgage Management, Inc. (e)	22,100	283,101
BioMed Realty Trust, Inc.	1,900	56,886
Brandywine Realty Trust (SBI)	2,300	73,991
CapitalSource, Inc.	900	21,114
CBL & Associates Properties, Inc.	2,900	112,897
Corporate Office Properties Trust (SBI)	400	16,832
Developers Diversified Realty Corp.	7,200	375,696
Digital Realty Trust, Inc.	3,800	93,822
Duke Realty Corp.	3,400	119,510
Education Realty Trust, Inc.	4,406	73,360
Equity Lifestyle Properties, Inc.	900	39,447
Equity Office Properties Trust	10,600	387,006
Equity Residential (SBI)	3,400	152,082
General Growth Properties, Inc.	6,100	274,866
Highwoods Properties, Inc. (SBI)	2,300	83,214
HomeBanc Mortgage Corp., Georgia	15,800	125,452
Host Hotels & Resorts, Inc.	14,277	312,238
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania (REIT) (SBI)	5,400	$ 217,998
Ramco-Gershenson Properties Trust (SBI)	7,300	196,589
Reckson Associates Realty Corp.	3,000	124,140
Trizec Properties, Inc.	1,800	51,552
United Dominion Realty Trust, Inc. (SBI)	25,700	719,857
Ventas, Inc.	7,600	257,488
Vornado Realty Trust	2,600	253,630
		4,538,052
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	13,000	282,325
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	13,800	525,504
Doral Financial Corp.	28,700	183,967
Fannie Mae	25,700	1,236,170
Freddie Mac	24,400	1,391,044
Golden West Financial Corp., Delaware	2,500	185,500
Hudson City Bancorp, Inc.	18,800	250,604
KNBT Bancorp, Inc.	2,900	47,908
MGIC Investment Corp.	2,500	162,500
NetBank, Inc.	70,400	466,752
NewAlliance Bancshares, Inc.	15,500	221,805
Radian Group, Inc.	5,100	315,078
Sovereign Bancorp, Inc.	26,460	537,403
W Holding Co., Inc.	47,400	315,210
		5,839,445
TOTAL FINANCIALS		49,182,409
HEALTH CARE - 7.2%
Biotechnology - 0.8%
Amgen, Inc. (a)	11,300	737,099
Biogen Idec, Inc. (a)	6,300	291,879
Cephalon, Inc. (a)	11,400	685,140
DUSA Pharmaceuticals, Inc. (a)	19,800	111,870
Genentech, Inc. (a)	3,100	253,580
MannKind Corp. (a)(e)	4,600	98,026
MedImmune, Inc. (a)	8,700	235,770
OSI Pharmaceuticals, Inc. (a)	10,700	352,672
PDL BioPharma, Inc. (a)	5,000	92,050
Vertex Pharmaceuticals, Inc. (a)	3,000	110,130
		2,968,216
Health Care Equipment & Supplies - 1.4%
Advanced Medical Optics, Inc. (a)	3,600	182,520
Alcon, Inc.	2,980	293,679
Aspect Medical Systems, Inc. (a)	14,700	256,368
Baxter International, Inc.	26,800	985,168
Becton, Dickinson & Co.	6,400	391,232
Boston Scientific Corp. (a)	21,539	362,717

	Shares	Value (Note 1)
C.R. Bard, Inc.	7,800	$ 571,428
Cooper Companies, Inc.	13,300	589,057
Cytyc Corp. (a)	5,100	129,336
Dade Behring Holdings, Inc.	17,230	717,457
Inverness Medical Innovations, Inc. (a)	6,400	180,672
Inverness Medical Innovations, Inc. (a)(j)	6,471	182,676
Kinetic Concepts, Inc. (a)	4,200	185,430
Medtronic, Inc.	2,500	117,300
		5,145,040
Health Care Providers & Services - 1.9%
Aetna, Inc.	7,100	283,503
Amedisys, Inc. (a)	3,500	132,650
Cardinal Health, Inc.	5,800	373,114
Caremark Rx, Inc.	7,200	359,064
Chemed Corp.	4,100	223,573
HCA, Inc.	2,000	86,300
Health Net, Inc. (a)	13,800	623,346
Humana, Inc. (a)	9,014	484,052
LHC Group, Inc.	1,800	35,856
Medco Health Solutions, Inc. (a)	11,600	664,448
Omnicare, Inc.	11,000	521,620
Sierra Health Services, Inc. (a)	4,400	198,132
Sunrise Senior Living, Inc. (a)	13,100	362,215
UnitedHealth Group, Inc.	54,400	2,436,032
WellPoint, Inc. (a)	7,400	538,498
		7,322,403
Health Care Technology - 0.3%
Cerner Corp. (a)	6,800	252,348
Eclipsys Corp. (a)	1,400	25,424
Emdeon Corp. (a)	34,800	431,868
IMS Health, Inc.	8,100	217,485
		927,125
Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc. (a)	18,700	688,160
Fisher Scientific International, Inc. (a)	5,500	401,775
Invitrogen Corp. (a)	4,200	277,494
Seracare Life Sciences, Inc. (a)	8,600	43,000
Thermo Electron Corp. (a)	6,100	221,064
Varian, Inc. (a)	7,500	311,325
Waters Corp. (a)	9,800	435,120
		2,377,938
Pharmaceuticals - 2.2%
Allergan, Inc.	1,857	199,182
Atherogenics, Inc. (a)	15,100	197,055
Barr Pharmaceuticals, Inc. (a)	7,300	348,137
Endo Pharmaceuticals Holdings, Inc. (a)	6,342	209,159
Forest Laboratories, Inc. (a)	8,200	317,258
Johnson & Johnson	36,300	2,175,096
Merck & Co., Inc.	5,700	207,651
MGI Pharma, Inc. (a)	16,000	344,000
New River Pharmaceuticals, Inc. (a)	10,400	296,400
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	16,600	$ 895,072
Pfizer, Inc.	47,300	1,110,131
Schering-Plough Corp.	14,200	270,226
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,700	622,323
Wyeth	25,000	1,110,250
		8,301,940
TOTAL HEALTH CARE		27,042,662
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.3%
DynCorp International, Inc. Class A	8,300	86,154
EADS NV	3,100	89,066
Essex Corp. (a)	4,917	90,571
General Dynamics Corp.	10,400	680,784
Hexcel Corp. (a)	35,234	553,526
Honeywell International, Inc.	23,000	926,900
L-3 Communications Holdings, Inc.	5,100	384,642
Lockheed Martin Corp.	2,700	193,698
Precision Castparts Corp.	8,150	487,044
Raytheon Co.	10,600	472,442
Raytheon Co. warrants 6/16/11 (a)	200	2,530
Rockwell Collins, Inc.	6,300	351,981
United Technologies Corp.	11,500	729,330
		5,048,668
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	11,200	562,240
FedEx Corp.	2,500	292,150
UTI Worldwide, Inc.	9,400	237,162
		1,091,552
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	9,500	265,095
AirTran Holdings, Inc. (a)	67,400	1,001,564
Frontier Airlines Holdings, Inc. (a)(e)	67,100	483,791
TAM SA (PN) sponsored ADR (ltd. vtg.)	6,700	182,240
		1,932,690
Building Products - 0.2%
Goodman Global, Inc.	8,600	130,548
Masco Corp.	16,200	480,168
		610,716
Commercial Services & Supplies - 0.7%
CDI Corp.	881	25,549
Cendant Corp.	37,200	605,988
Cintas Corp.	5,100	202,776
Clean Harbors, Inc. (a)	4,400	177,364
Comsys IT Partners, Inc. (a)	7,800	117,936
Covanta Holding Corp. (a)	19,000	335,350
DiamondCluster International, Inc. (a)	22,567	178,731

	Shares	Value (Note 1)
Kforce, Inc. (a)	2,700	$ 41,823
Steelcase, Inc. Class A	7,900	129,955
The Brink's Co.	9,500	535,895
Waste Management, Inc.	12,700	455,676
		2,807,043
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	22,400	540,960
Fluor Corp.	25,200	2,341,836
Hyundai Engineering & Construction Co. Ltd. (a)	5,430	248,978
Larsen & Toubro Ltd.	3,290	160,771
Nagarjuna Construction Co. Ltd.	5,427	30,205
Perini Corp. (a)	17,300	389,250
Punj Lloyd Ltd.	7,833	124,794
Shaw Group, Inc. (a)	23,500	653,300
URS Corp. (a)	5,000	210,000
		4,700,094
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	2,200	204,424
GrafTech International Ltd. (a)	21,500	124,700
		329,124
Industrial Conglomerates - 1.8%
General Electric Co.	145,800	4,805,568
McDermott International, Inc. (a)	9,500	431,965
Smiths Group PLC	19,069	314,247
Textron, Inc.	500	46,090
Tyco International Ltd.	47,100	1,295,250
		6,893,120
Machinery - 0.7%
Atlas Copco AB (B Shares)	19,800	514,564
Briggs & Stratton Corp.	9,800	304,878
Danaher Corp.	3,900	250,848
Deere & Co.	6,800	567,732
Flowserve Corp. (a)	3,500	199,150
Gardner Denver, Inc. (a)	3,500	134,750
Ingersoll-Rand Co. Ltd. Class A	4,200	179,676
SPX Corp.	7,400	414,030
		2,565,628
Marine - 0.1%
Alexander & Baldwin, Inc.	6,700	296,609
American Commercial Lines, Inc.	200	12,050
Kirby Corp. (a)	200	7,900
		316,559
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	10,000	792,500
Canadian National Railway Co.	3,200	139,776
Con-way, Inc.	300	17,379
Laidlaw International, Inc.	30,700	773,640
Norfolk Southern Corp.	17,200	915,384
		2,638,679
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.6%
Interline Brands, Inc. (a)	2,700	$ 63,126
UAP Holding Corp.	12,400	270,444
United Rentals, Inc. (a)	4,200	134,316
WESCO International, Inc. (a)	26,900	1,856,100
		2,323,986
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	12,600	401,310
TOTAL INDUSTRIALS		31,659,169
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.0%
Andrew Corp. (a)	21,700	192,262
Blue Coat Systems, Inc. (a)	10,200	171,972
CIENA Corp. (a)	9,200	44,252
CommScope, Inc. (a)	1,800	56,556
Comverse Technology, Inc. (a)	1,800	35,586
Dycom Industries, Inc. (a)	32,500	691,925
Harris Corp.	9,100	377,741
Juniper Networks, Inc. (a)	10,600	169,494
Lucent Technologies, Inc. (a)	107,900	261,118
MasTec, Inc. (a)	34,700	458,387
Motorola, Inc.	32,600	656,890
Nortel Networks Corp. (a)	109,400	244,705
QUALCOMM, Inc.	8,400	336,588
		3,697,476
Computers & Peripherals - 1.3%
EMC Corp. (a)	37,100	406,987
Hewlett-Packard Co.	25,800	817,344
Imation Corp.	1,400	57,470
Intermec, Inc. (a)	1,900	43,586
M-Systems Flash Disk Pioneers Ltd. (a)	10,700	317,041
McDATA Corp. Class A (a)	20,900	85,272
NCR Corp. (a)	9,000	329,760
Seagate Technology	97,527	2,208,011
Sun Microsystems, Inc. (a)	50,700	210,405
Western Digital Corp. (a)	19,900	394,219
		4,870,095
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	14,700	463,932
Amphenol Corp. Class A	12,100	677,116
Avnet, Inc. (a)	14,600	292,292
Benchmark Electronics, Inc. (a)	5,500	132,660
CDW Corp.	3,200	174,880
Celestica, Inc. (sub. vtg.) (a)	46,800	443,139
CPI International, Inc.	1,700	24,650
Flextronics International Ltd. (a)	102,700	1,090,674
FLIR Systems, Inc. (a)	10,759	237,344
Ingram Micro, Inc. Class A (a)	25,700	465,941

	Shares	Value (Note 1)
Insight Enterprises, Inc. (a)	3,400	$ 64,770
M-Flex Electronix, Inc. (a)	1,400	46,466
Metrologic Instruments, Inc. (a)	6,800	102,068
Molex, Inc.	7,000	234,990
Orbotech Ltd. (a)	2,300	52,739
Solectron Corp. (a)	209,500	716,490
Symbol Technologies, Inc.	54,800	591,292
Tektronix, Inc.	8,600	253,012
Vishay Intertechnology, Inc. (a)	9,100	143,143
		6,207,598
Internet Software & Services - 0.6%
eBay, Inc. (a)	14,500	424,705
Google, Inc. Class A (sub. vtg.) (a)	2,560	1,073,485
VeriSign, Inc. (a)	2,300	53,291
Yahoo!, Inc. (a)	18,100	597,300
		2,148,781
IT Services - 0.2%
First Data Corp.	12,400	558,496
Satyam Computer Services Ltd. sponsored ADR	6,700	222,038
SI International, Inc. (a)	3,700	113,442
		893,976
Office Electronics - 0.2%
Xerox Corp. (a)	45,300	630,123
Semiconductors & Semiconductor Equipment - 3.2%
Actel Corp. (a)	2,300	33,005
Agere Systems, Inc. (a)	46,000	676,200
AMIS Holdings, Inc. (a)	27,900	279,000
Analog Devices, Inc.	13,400	430,676
Applied Micro Circuits Corp. (a)	41,100	112,203
Asat Holdings Ltd. sponsored ADR (a)	17,200	11,352
ASML Holding NV (NY Shares) (a)	25,900	523,698
ATI Technologies, Inc. (a)	22,900	333,861
ATMI, Inc. (a)	31,743	781,513
Axcelis Technologies, Inc. (a)	65,400	385,860
Credence Systems Corp. (a)	30,400	106,400
Cymer, Inc. (a)	8,500	394,910
Cypress Semiconductor Corp. (a)	35,000	508,900
DSP Group, Inc. (a)	11,600	288,260
Entegris, Inc. (a)	6,800	64,804
Exar Corp. (a)	16,700	221,609
Fairchild Semiconductor International, Inc. (a)	42,800	777,676
Freescale Semiconductor, Inc.:
Class A (a)	37,700	1,093,300
Class B (a)	31,300	920,220
Integrated Device Technology, Inc. (a)	7,300	103,514
Intel Corp.	22,800	432,060
Linear Technology Corp.	8,100	271,269
LSI Logic Corp. (a)	2,800	25,060
LTX Corp. (a)	56,800	398,168
Maxim Integrated Products, Inc.	9,600	308,256
Microchip Technology, Inc.	7,500	251,625
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	38,000	$ 906,300
Rudolph Technologies, Inc. (a)	23,076	334,602
Samsung Electronics Co. Ltd.	1,260	800,864
Spansion, Inc.	3,900	62,166
Teradyne, Inc. (a)	15,500	215,915
Verigy Ltd. (a)	5,500	86,735
Xilinx, Inc.	4,600	104,190
		12,244,171
Software - 1.5%
Activision, Inc. (a)	4,333	49,310
Amdocs Ltd. (a)	5,900	215,940
Ansoft Corp. (a)	4,000	81,920
BEA Systems, Inc. (a)	44,600	583,814
Cognos, Inc. (a)	10,900	309,661
Fair, Isaac & Co., Inc.	7,500	272,325
FileNET Corp. (a)	5,000	134,650
Hyperion Solutions Corp. (a)	10,600	292,560
JDA Software Group, Inc. (a)	11,000	154,330
Macrovision Corp. (a)	11,906	256,217
McAfee, Inc. (a)	7,300	177,171
Microsoft Corp.	61,100	1,423,630
Nintendo Co. Ltd.	4,400	738,300
Opsware, Inc. (a)	8,100	66,744
Quest Software, Inc. (a)	1,800	25,272
Symantec Corp. (a)	19,905	309,324
Take-Two Interactive Software, Inc. (a)	29,176	311,016
Wind River Systems, Inc. (a)	24,300	216,270
		5,618,454
TOTAL INFORMATION TECHNOLOGY		36,310,674
MATERIALS - 4.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	5,500	351,560
Airgas, Inc.	10,400	387,400
Albemarle Corp.	8,500	406,980
Ashland, Inc.	17,600	1,173,920
Bayer AG	4,000	183,640
Celanese Corp. Class A	28,200	575,844
Chemtura Corp.	64,900	606,166
Cytec Industries, Inc.	8,100	434,646
Georgia Gulf Corp.	9,200	230,184
Israel Chemicals Ltd.	61,500	245,652
Monsanto Co.	8,700	732,453
Mosaic Co. (a)	42,600	666,690
Praxair, Inc.	6,400	345,600
Rhodia SA (a)	124,859	249,163
Spartech Corp.	10,816	244,442
		6,834,340

	Shares	Value (Note 1)
Construction Materials - 0.1%
Texas Industries, Inc.	7,000	$ 371,700
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	44,500	745,820
Pactiv Corp. (a)	19,500	482,625
Smurfit-Stone Container Corp. (a)	23,602	258,206
		1,486,651
Metals & Mining - 2.5%
Agnico-Eagle Mines Ltd.	9,900	328,226
Alcoa, Inc.	47,400	1,533,864
Allegheny Technologies, Inc.	10,700	740,868
Aquarius Platinum Ltd. (Australia)	2,700	39,628
Boliden AB	14,500	267,003
Compass Minerals International, Inc.	14,800	369,260
Falconbridge Ltd.	19,820	1,043,999
Goldcorp, Inc.	23,100	696,332
IPSCO, Inc.	2,800	268,061
Meridian Gold, Inc. (a)	30,100	949,675
Newmont Mining Corp.	1,400	74,102
Oregon Steel Mills, Inc. (a)	8,797	445,656
RTI International Metals, Inc. (a)	8,900	496,976
Stillwater Mining Co. (a)	24,700	313,196
Sumitomo Metal Industries Ltd.	14,000	57,750
Teck Cominco Ltd. Class B (sub. vtg.)	8,900	534,016
Titanium Metals Corp. (a)	38,832	1,335,044
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	5,000	179,256
		9,672,912
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	5,200	323,700
TOTAL MATERIALS		18,689,303
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc.	14,873	188,143
AT&T, Inc.	102,270	2,852,310
BellSouth Corp.	13,900	503,180
Covad Communications Group, Inc. (a)(e)	257,200	516,972
Telenor ASA sponsored ADR	1,800	65,682
Verizon Communications, Inc.	77,200	2,585,428
		6,711,715
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	14,370	447,194
Bharti Airtel Ltd. (a)	12,245	105,532
Crown Castle International Corp. (a)	11,500	397,210
DigitalGlobe, Inc. (a)(f)	163	408
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	9,100	$ 513,058
Sprint Nextel Corp.	37,862	756,861
		2,220,263
TOTAL TELECOMMUNICATION SERVICES		8,931,978
UTILITIES - 2.4%
Electric Utilities - 0.7%
Ceske Energeticke Zavody AS	1,800	60,733
E.ON AG	1,400	161,070
Edison International	4,500	175,500
Entergy Corp.	3,800	268,850
Exelon Corp.	22,400	1,272,992
FirstEnergy Corp.	5,400	292,734
PPL Corp.	13,400	432,820
Reliant Energy, Inc. (a)	3,600	43,128
		2,707,827
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	94,200	1,737,990
Dynegy, Inc. Class A (a)	59,400	324,918
Mirant Corp. (a)	10,800	289,440
NRG Energy, Inc. (a)	7,100	342,078
TXU Corp.	35,300	2,110,587
		4,805,013
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	35,600	460,664
Dominion Resources, Inc.	10,700	800,253
PG&E Corp.	7,100	278,888
		1,539,805
TOTAL UTILITIES		9,052,645
TOTAL COMMON STOCKS (Cost $221,272,826)		245,730,199
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	4,400	124,916
XL Capital Ltd. 6.50%	11,700	245,583
		370,499
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	3,200	160,704

	Shares	Value (Note 1)
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	400	$ 98,516
TOTAL UTILITIES		259,220
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $656,960)		629,719
Corporate Bonds - 1.5%
	Principal Amount
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 260,000	346,949
Nonconvertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	10,000	5,550
Goodyear Tire & Rubber Co. 9% 7/1/15	20,000	19,050
		24,600
Automobiles - 0.0%
General Motors Corp. 8.375% 7/15/33	30,000	23,700
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	48,875
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (f)	20,000	19,800
		68,675
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	100,000	99,500
Mandalay Resort Group 6.5% 7/31/09	95,000	93,694
MGM MIRAGE 5.875% 2/27/14	90,000	80,663
Six Flags, Inc. 9.625% 6/1/14	15,000	13,650
		287,507
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	15,000	14,700
Media - 0.1%
Cablevision Systems Corp.:
8% 4/15/12	15,000	14,775
9.62% 4/1/09 (h)	90,000	94,950
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	80,000	78,900
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc. 7.625% 4/1/11	$ 40,000	$ 39,900
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	39,000	42,023
EchoStar DBS Corp. 7.125% 2/1/16 (f)	40,000	38,300
Houghton Mifflin Co. 9.875% 2/1/13	170,000	175,100
PanAmSat Corp. 9% 6/15/16 (f)(g)	50,000	50,500
		534,448
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	60,000	58,650
AutoNation, Inc. 7.0447% 4/15/13 (f)(h)	10,000	9,975
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	20,000	19,950
Sonic Automotive, Inc. 8.625% 8/15/13	110,000	109,175
		197,750
TOTAL CONSUMER DISCRETIONARY		1,151,380
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	40,000	40,400
Swift & Co. 10.125% 10/1/09	25,000	25,375
		65,775
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16 (f)	30,000	29,425
TOTAL CONSUMER STAPLES		95,200
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	20,000	18,300
Seabulk International, Inc. 9.5% 8/15/13	80,000	88,400
		106,700
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.:
6.5% 8/15/17	20,000	18,350
7.5% 6/15/14	40,000	39,900

	Principal Amount	Value (Note 1)
El Paso Corp.:
7.625% 9/1/08 (f)	$ 10,000	$ 10,122
7.75% 6/15/10 (f)	35,000	35,397
7.875% 6/15/12	85,000	86,381
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	10,000	9,075
Massey Energy Co. 6.875% 12/15/13	40,000	37,200
Petrohawk Energy Corp. 9.125% 7/15/13 (f)(g)	30,000	29,850
Plains Exploration & Production Co. 7.125% 6/15/14	25,000	24,625
Pogo Producing Co. 7.875% 5/1/13 (f)	15,000	15,038
Range Resources Corp. 7.375% 7/15/13	20,000	19,700
		325,638
TOTAL ENERGY		432,338
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ford Motor Credit Co.:
6.3744% 3/21/07 (h)	20,000	19,926
9.4725% 4/15/12 (h)	20,000	20,150
General Motors Acceptance Corp.:
6.75% 12/1/14	75,000	69,000
6.875% 9/15/11	35,000	33,338
6.875% 8/28/12	15,000	14,133
8% 11/1/31	25,000	23,813
		180,360
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (f)	20,000	20,350
Real Estate Investment Trusts - 0.0%
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (f)	50,000	48,887
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16	30,000	28,500
		77,387
TOTAL FINANCIALS		278,097
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 7.25% 3/15/15	115,000	109,538
HCA, Inc. 6.375% 1/15/15	70,000	64,793
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	25,000	24,563
Psychiatric Solutions, Inc. 7.75% 7/15/15	25,000	24,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	$ 20,000	$ 21,200
Tenet Healthcare Corp. 9.875% 7/1/14	45,000	44,775
		289,369
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	30,000	8,664
8.3% 12/15/29 (d)	15,000	4,350
		13,014
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	20,000	19,425
Allied Waste North America, Inc.:
7.125% 5/15/16 (f)	30,000	28,350
8.5% 12/1/08	60,000	61,800
Corrections Corp. of America 6.75% 1/31/14	20,000	19,350
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (f)	25,000	24,500
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	9,875
		163,300
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (f)	75,000	81,375
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	68,000	74,460
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (f)(h)	10,000	10,013
7.625% 5/15/14 (f)	20,000	19,500
Hertz Corp.:
8.875% 1/1/14 (f)	30,000	30,750
10.5% 1/1/16 (f)	15,000	15,900
		76,163
TOTAL INDUSTRIALS		408,312
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.125% 1/15/14	95,000	90,725

	Principal Amount	Value (Note 1)
Nortel Networks Corp.:
9.7581% 7/15/11 (f)(h)	$ 30,000	$ 30,525
10.125% 7/15/13 (f)	30,000	30,525
10.75% 7/15/16 (f)	30,000	30,825
		182,600
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	20,000	19,600
IT Services - 0.0%
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)	50,000	52,063
9.4306% 8/15/13 (f)(h)	30,000	31,500
		83,563
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	170,000	171,700
Xerox Corp. 7.125% 6/15/10	25,000	25,219
		196,919
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	30,000	28,350
Avago Technologies Finance Ltd. 10.125% 12/1/13 (f)	40,000	42,200
Freescale Semiconductor, Inc.:
7.125% 7/15/14	80,000	80,800
7.8183% 7/15/09 (h)	70,000	71,400
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.875% 12/15/11	25,000	22,625
		245,375
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (f)	20,000	19,200
SERENA Software, Inc. 10.375% 3/15/16 (f)	20,000	20,200
		39,400
TOTAL INFORMATION TECHNOLOGY		767,457
MATERIALS - 0.1%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	62,000	67,270
Lyondell Chemical Co. 9.5% 12/15/08	94,000	97,055
		164,325
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	90,000	92,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	$ 50,000	$ 50,375
8.75% 11/15/12	25,000	26,000
		76,375
Metals & Mining - 0.0%
Novelis, Inc. 7.25% 2/15/15 (f)(h)	20,000	19,200
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. 8.125% 5/15/11	120,000	120,600
TOTAL MATERIALS		473,200
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Embarq Corp. 7.082% 6/1/16	2,000	1,989
Qwest Capital Funding, Inc. 7% 8/3/09	60,000	58,950
Qwest Corp.:
8.5794% 6/15/13 (h)	140,000	148,050
8.875% 3/15/12	45,000	47,475
Wind Acquisition Finance SA 10.75% 12/1/15 (f)	20,000	21,200
Windstream Corp.:
8.125% 8/1/13 (f)(g)	20,000	20,400
8.625% 8/1/16 (f)(g)	30,000	30,600
		328,664
Wireless Telecommunication Services - 0.1%
Intelsat Ltd.:
6.5% 11/1/13	20,000	15,325
9.25% 6/15/16 (f)(g)	80,000	82,500
11.25% 6/15/16 (f)(g)	50,000	51,125
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (h)	70,000	70,875
Nextel Communications, Inc. 7.375% 8/1/15	160,000	164,615
Rogers Communications, Inc.:
6.375% 3/1/14	115,000	108,675
8.4544% 12/15/10 (h)	50,000	51,375
		544,490
TOTAL TELECOMMUNICATION SERVICES		873,154
UTILITIES - 0.2%
Electric Utilities - 0.0%
Mirant Americas Generation LLC 8.3% 5/1/11	30,000	29,700
Gas Utilities - 0.0%
Sonat, Inc. 6.625% 2/1/08	65,000	64,350

	Principal Amount	Value (Note 1)
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (f)	$ 115,000	$ 122,331
9.5% 6/1/09	59,000	62,245
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (f)	20,000	19,250
NRG Energy, Inc.:
7.25% 2/1/14	50,000	48,875
7.375% 2/1/16	30,000	29,250
		281,951
Multi-Utilities - 0.1%
CMS Energy Corp.:
8.5% 4/15/11	85,000	88,400
8.9% 7/15/08	125,000	129,375
		217,775
TOTAL UTILITIES		593,776
TOTAL NONCONVERTIBLE BONDS		5,362,283
TOTAL CORPORATE BONDS (Cost $5,643,851)		5,709,232
Fixed-Income Funds - 28.9%
	Shares
Fidelity VIP Investment Grade Central Investment Portfolio (i) (Cost $112,227,725)	1,084,806	109,109,753
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 5.11% (b)	13,759,773	13,759,773
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	1,936,838	1,936,838
TOTAL MONEY MARKET FUNDS (Cost $15,696,611)		15,696,611
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $355,497,973)	376,875,514
NET OTHER ASSETS - 0.1%	274,655
NET ASSETS - 100%	$ 377,150,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,975,127 or 0.5% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,520,922 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Inverness Medical Innovations, Inc.	2/8/06	$ 157,957
PICO Holdings, Inc.	5/5/06	$ 1,203,240
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 297,000
Fidelity Securities Lending Cash Central Fund	9,580
Fidelity Ultra-Short Central Fund	382,950
Fidelity VIP Investment Grade Central Investment Portfolio	99,044
Total	$ 788,574

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 14,495,499	$ 5,000,462	$ 19,493,750	$ -	0.0%
Fidelity VIP Investment Grade Central Investment Portfolio	-	108,485,904*	-	109,109,753	4.1%
Total	$ 14,495,499	$ 113,486,366	$ 19,493,750	$ 109,109,753
* $92,915,128 represents the value of shares received through in-kind contributions.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	17.4%
AAA,AA,A	6.6%
BBB	4.3%
BB	1.1%
B	0.6%
CCC,CC,C	0.1%
Not Rated	0.3%
Equities	65.3%
Short-Term Investments and Net Other Assets	4.3%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.2%
Canada	2.0%
Cayman Islands	1.4%
United Kingdom	1.0%
Others (individually less than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

VIP Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,873,994) - See accompanying schedule: Unaffiliated issuers (cost $227,573,637)	$ 252,069,150
Affiliated Central Funds (cost $127,924,336)	124,806,364
Total Investments (cost $355,497,973)		$ 376,875,514
Receivable for investments sold		3,455,703
Receivable for fund shares sold		381,584
Dividends receivable		231,967
Interest receivable		350,677
Prepaid expenses		660
Other receivables		3,786
Total assets		381,299,891

Liabilities
Payable to custodian bank	$ 31,175
Payable for investments purchased Regular delivery	1,220,455
Delayed delivery	622,089
Payable for fund shares redeemed	82,743
Accrued management fee	128,710
Distribution fees payable	9,405
Other affiliated payables	41,915
Other payables and accrued expenses	76,392
Collateral on securities loaned, at value	1,936,838
Total liabilities		4,149,722

Net Assets		$ 377,150,169
Net Assets consist of:
Paid in capital		$ 342,657,168
Undistributed net investment income		3,776,153
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		9,338,867
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,377,981
Net Assets		$ 377,150,169

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($270,727,266÷ 18,756,491 shares)	$ 14.43

Service Class: Net Asset Value, offering price and redemption price per share ($15,880,268 ÷ 1,105,380 shares)	$ 14.37

Service Class 2: Net Asset Value, offering price and redemption price per share ($38,202,042 ÷ 2,673,447 shares)	$ 14.29

Investor Class: Net Asset Value, offering price and redemption price per share ($52,340,593 ÷ 3,633,627 shares)	$ 14.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 1,590,434
Interest		2,370,712
Income from affiliated Central Funds		788,574
Total income		4,749,720

Expenses
Management fee	$ 772,234
Transfer agent fees	151,094
Distribution fees	61,262
Accounting and security lending fees	97,174
Independent trustees' compensation	702
Custodian fees and expenses	95,590
Registration fees	24
Audit	24,599
Legal	2,291
Miscellaneous	9,420
Total expenses before reductions	1,214,390
Expense reductions	(80,912)	1,133,478
Net investment income (loss)		3,616,242
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,180)	9,959,611
Affiliated Central Funds	(6,583)
Foreign currency transactions	(10,965)
Swap agreements	(93,766)
Total net realized gain (loss)		9,848,297
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,604)	(2,654,166)
Assets and liabilities in foreign currencies	516
Swap agreements	(38,099)
Total change in net unrealized appreciation (depreciation)		(2,691,749)
Net gain (loss)		7,156,548
Net increase (decrease) in net assets resulting from operations		$ 10,772,790

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,616,242	$ 7,312,973
Net realized gain (loss)	9,848,297	23,482,739
Change in net unrealized appreciation (depreciation)	(2,691,749)	(12,127,419)
Net increase (decrease) in net assets resulting from operations	10,772,790	18,668,293
Distributions to shareholders from net investment income	(7,200,897)	(8,716,691)
Distributions to shareholders from net realized gain	(11,938,214)	(241,563)
Total distributions	(19,139,111)	(8,958,254)
Share transactions - net increase (decrease)	36,143,847	(9,761,182)
Total increase (decrease) in net assets	27,777,526	(51,143)

Net Assets
Beginning of period	349,372,643	349,423,786
End of period (including undistributed net investment income of $3,776,153 and undistributed net investment income of $7,582,792, respectively)	$ 377,150,169	$ 349,372,643

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72	$ 14.45
Income from Investment Operations
Net investment income (loss) E	.15	.31	.36 H	.30	.36	.42
Net realized and unrealized gain (loss)	.31	.50	.39	1.78	(1.53)	(.63)
Total from investment operations	.46	.81	.75	2.08	(1.17)	(.21)
Distributions from net investment income	(.31)	(.37)	(.28)	(.36)	(.39)	(.52)
Distributions from net realized gain	(.50)	(.01)	-	-	-	-
Total distributions	(.81)	(.38)	(.28)	(.36)	(.39)	(.52)
Net asset value, end of period	$ 14.43	$ 14.78	$ 14.35	$ 13.88	$ 12.16	$ 13.72
Total Return B, C, D	3.13%	5.77%	5.47%	17.72%	(8.72)%	(1.58)%
Ratios to Average Net Assets F, I
Expenses before reductions	.61% A	.58%	.56%	.59%	.57%	.57%
Expenses net of fee waivers, if any	.61% A	.58%	.56%	.59%	.57%	.57%
Expenses net of all reductions	.56% A	.54%	.56%	.58%	.55%	.55%
Net investment income (loss)	1.99% A	2.22%	2.60%	2.32%	2.84%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 270,727	$ 276,343	$ 291,176	$ 295,656	$ 235,064	$ 264,608
Portfolio turnover rate G	76% A	140%	74%	102%	134%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66	$ 14.39
Income from Investment Operations
Net investment income (loss) E	.14	.30	.34 H	.28	.34	.41
Net realized and unrealized gain (loss)	.32	.48	.40	1.77	(1.51)	(.64)
Total from investment operations	.46	.78	.74	2.05	(1.17)	(.23)
Distributions from net investment income	(.29)	(.35)	(.27)	(.35)	(.38)	(.50)
Distributions from net realized gain	(.50)	(.01)	-	-	-	-
Total distributions	(.79)	(.36)	(.27)	(.35)	(.38)	(.50)
Net asset value, end of period	$ 14.37	$ 14.70	$ 14.28	$ 13.81	$ 12.11	$ 13.66
Total Return B, C, D	3.17%	5.61%	5.42%	17.53%	(8.75)%	(1.72)%
Ratios to Average Net Assets F, I
Expenses before reductions	.72% A	.68%	.67%	.69%	.67%	.67%
Expenses net of fee waivers, if any	.72% A	.68%	.67%	.69%	.67%	.67%
Expenses net of all reductions	.67% A	.65%	.67%	.68%	.65%	.65%
Net investment income (loss)	1.88% A	2.12%	2.50%	2.22%	2.74%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,880	$ 18,181	$ 21,228	$ 21,903	$ 20,019	$ 25,455
Portfolio turnover rate G	76% A	140%	74%	102%	134%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61	$ 14.37
Income from Investment Operations
Net investment income (loss) E	.13	.27	.32 H	.26	.32	.38
Net realized and unrealized gain (loss)	.31	.50	.38	1.77	(1.51)	(.63)
Total from investment operations	.44	.77	.70	2.03	(1.19)	(.25)
Distributions from net investment income	(.27)	(.34)	(.25)	(.33)	(.37)	(.51)
Distributions from net realized gain	(.50)	(.01)	-	-	-	-
Total distributions	(.77)	(.35)	(.25)	(.33)	(.37)	(.51)
Net asset value, end of period	$ 14.29	$ 14.62	$ 14.20	$ 13.75	$ 12.05	$ 13.61
Total Return B, C, D	3.06%	5.53%	5.15%	17.41%	(8.93)%	(1.87)%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.83%	.82%	.84%	.83%	.83%
Expenses net of fee waivers, if any	.86% A	.83%	.82%	.84%	.83%	.83%
Expenses net of all reductions	.82% A	.80%	.82%	.84%	.81%	.81%
Net investment income (loss)	1.74% A	1.95%	2.35%	2.06%	2.58%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,202	$ 40,716	$ 37,020	$ 29,485	$ 18,577	$ 16,798
Portfolio turnover rate G	76% A	140%	74%	102%	134%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.13	.11
Net realized and unrealized gain (loss)	.31	.70
Total from investment operations	.44	.81
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(.50)	-
Total distributions	(.81)	-
Net asset value, end of period	$ 14.40	$ 14.77
Total Return B, C, D	3.04%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.74% A	.76% A
Expenses net of fee waivers, if any	.74% A	.76% A
Expenses net of all reductions	.69% A	.73% A
Net investment income (loss)	1.86% A	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,341	$ 14,133
Portfolio turnover rate G	76% A	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the affiliated central funds. G Amounts do not include the portfolio activity of the affiliated central funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Balanced Portfolio

VIP High Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Intelsat Ltd.	2.4	1.4
General Motors Acceptance Corp.	2.2	1.5
Ship Finance International Ltd.	1.9	1.6
Ford Motor Credit Co.	1.6	0.6
MGM MIRAGE	1.5	1.8
	9.6
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	9.5	9.2
Technology	9.0	7.5
Telecommunications	8.5	7.5
Gaming	7.5	7.0
Electric Utilities	5.3	7.9
Quality Diversification (% of fund's net assets)
As of June 30, 2006 *	As of December 31, 2005 **
AAA, AA, A 0.5%	AAA, AA, A 0.0%
BBB 0.0%	BBB 0.6%
BB 37.4%	BB 34.7%
B 48.0%	B 45.9%
CCC, CC, C 8.9%	CCC, CC, C 8.3%
Not Rated 1.4%	Not Rated 4.3%
Equities 0.1%	Equities 0.1%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 6.1%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Nonconvertible Bonds 87.8%		Nonconvertible Bonds 85.3%
	Convertible Bonds, Preferred Stocks 0.2%		Convertible Bonds, Preferred Stocks 0.0%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 7.8%		Floating Rate Loans 8.2%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	18.8%	** Foreign investments	16.5%

Semiannual Report

VIP High Income Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.0%
	Principal Amount	Value (Note 1)
Convertible Bonds - 0.2%
Technology - 0.2%
Flextronics International Ltd. 1% 8/1/10	$ 2,620,000	$ 2,433,456
Nonconvertible Bonds - 87.8%
Aerospace - 1.5%
Bombardier, Inc. 7.45% 5/1/34 (d)	535,000	446,725
L-3 Communications Corp.:
5.875% 1/15/15	1,120,000	1,047,200
6.375% 10/15/15	5,520,000	5,271,600
7.625% 6/15/12	5,245,000	5,304,006
Orbital Sciences Corp. 9% 7/15/11	2,100,000	2,189,250
Primus International, Inc. 11.5% 4/15/09 (d)	4,505,000	4,865,400
		19,124,181
Air Transportation - 1.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	7,425,000	7,183,688
6.977% 11/23/22	791,308	747,786
7.377% 5/23/19	362,710	326,439
7.8% 4/1/08	565,000	565,000
8.608% 10/1/12	535,000	551,050
Continental Airlines, Inc.:
7.875% 7/2/18	664,218	649,273
9.558% 9/1/19	1,084,316	1,130,399
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	655,973	639,573
7.73% 9/15/12	340,150	333,347
9.798% 4/1/21	3,271,077	3,410,098
		15,536,653
Automotive - 4.3%
Accuride Corp. 8.5% 2/1/15	670,000	639,850
American Axle & Manufacturing, Inc. 5.25% 2/11/14	540,000	444,150
Ford Motor Credit Co.:
7% 10/1/13	4,755,000	4,113,075
7.25% 10/25/11	5,275,000	4,679,321
9.4725% 4/15/12 (f)	4,090,000	4,120,675
10.4863% 6/15/11 (d)(f)	7,069,000	7,139,690
General Motors Acceptance Corp.:
5.125% 5/9/08	1,245,000	1,192,716
5.625% 5/15/09	1,705,000	1,621,728
6.125% 9/15/06	1,645,000	1,642,570
6.75% 12/1/14	4,665,000	4,291,800
6.875% 9/15/11	6,015,000	5,729,288
8% 11/1/31	12,850,000	12,239,625
Goodyear Tire & Rubber Co. 9% 7/1/15	1,875,000	1,785,938

	Principal Amount	Value (Note 1)
Visteon Corp.:
7% 3/10/14	$ 3,540,000	$ 2,902,800
8.25% 8/1/10	1,195,000	1,108,363
		53,651,589
Banks and Thrifts - 0.5%
Western Financial Bank 9.625% 5/15/12	5,125,000	5,631,350
Broadcasting - 0.1%
Nexstar Broadcasting, Inc. 7% 1/15/14	660,000	597,300
Building Materials - 1.0%
Anixter International, Inc. 5.95% 3/1/15	3,710,000	3,403,925
Goodman Global Holdings, Inc.:
7.875% 12/15/12	2,430,000	2,338,875
8.3294% 6/15/12 (f)	2,520,000	2,535,750
Interface, Inc. 9.5% 2/1/14	610,000	632,875
Nortek, Inc. 8.5% 9/1/14	2,560,000	2,470,400
NTK Holdings, Inc. 0% 3/1/14 (c)	1,460,000	1,054,850
		12,436,675
Cable TV - 2.7%
Cablevision Systems Corp.:
8% 4/15/12	5,980,000	5,890,300
9.62% 4/1/09 (f)	4,080,000	4,304,400
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,450,000	1,453,625
EchoStar DBS Corp.:
5.75% 10/1/08	9,815,000	9,618,700
7.125% 2/1/16 (d)	2,800,000	2,681,000
GCI, Inc. 7.25% 2/15/14	2,840,000	2,744,150
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	1,370,000	1,431,650
Kabel Deutschland GmbH 10.625% 7/1/14 (d)	2,930,000	3,083,825
NTL Cable PLC 8.75% 4/15/14	2,085,000	2,064,150
		33,271,800
Capital Goods - 2.3%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	5,485,000	5,937,513
Case New Holland, Inc. 7.125% 3/1/14 (d)	3,650,000	3,513,125
Invensys PLC 9.875% 3/15/11 (d)	8,295,000	9,000,075
Leucadia National Corp. 7% 8/15/13	4,250,000	4,165,000
Park-Ohio Industries, Inc. 8.375% 11/15/14	2,555,000	2,286,725
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,216,875
		29,119,313
Chemicals - 3.8%
Chemtura Corp. 6.875% 6/1/16	2,710,000	2,628,700
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Chemicals - continued
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (c)	$ 3,240,000	$ 2,543,400
Series B, 0% 10/1/14 (c)	1,965,000	1,522,875
Equistar Chemicals LP 7.55% 2/15/26	2,525,000	2,398,750
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	1,995,000	2,059,838
10.125% 9/1/08	2,600,000	2,746,250
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.8183% 7/15/10 (f)	4,720,000	4,790,800
Huntsman LLC 12.3183% 7/15/11 (f)	4,105,000	4,269,200
Millennium America, Inc.:
7.625% 11/15/26	1,040,000	886,600
9.25% 6/15/08	4,730,000	4,848,250
Nalco Co. 7.75% 11/15/11	3,755,000	3,717,450
Nell AF Sarl 8.375% 8/15/15 (d)	2,690,000	2,582,400
NOVA Chemicals Corp.:
6.5% 1/15/12	270,000	243,000
7.4% 4/1/09	5,225,000	5,120,500
8.405% 11/15/13 (f)	3,060,000	3,029,400
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (d)	4,590,000	4,716,225
		48,103,638
Consumer Products - 0.6%
Jostens Holding Corp. 0% 12/1/13 (c)	3,050,000	2,363,750
Jostens IH Corp. 7.625% 10/1/12	1,970,000	1,901,050
NPI Merger Corp.:
9.23% 10/15/13 (d)(f)	450,000	458,438
10.75% 4/15/14 (d)	1,200,000	1,234,500
Samsonite Corp. 8.875% 6/1/11	1,540,000	1,597,750
		7,555,488
Containers - 2.1%
Ball Corp. 6.625% 3/15/18	5,540,000	5,207,600
Berry Plastics Corp. 10.75% 7/15/12	3,000,000	3,240,000
BWAY Corp. 10% 10/15/10	7,005,000	7,372,763
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15 (d)	1,135,000	1,117,975
Graham Packaging Co. LP/GPC Capital Corp. 9.875% 10/15/14	925,000	906,500
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,665,000	2,678,325

	Principal Amount	Value (Note 1)
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 3,125,000	$ 3,117,188
7.5% 5/15/10	2,775,000	2,712,563
		26,352,914
Diversified Financial Services - 0.8%
E*TRADE Financial Corp.:
7.375% 9/15/13	930,000	925,350
7.875% 12/1/15	2,895,000	2,952,900
8% 6/15/11	2,440,000	2,488,800
Residential Capital Corp. 6.8983% 4/17/09 (d)(f)	3,930,000	3,915,263
		10,282,313
Diversified Media - 1.3%
Affinion Group, Inc. 11.5% 10/15/15 (d)	2,700,000	2,693,250
LBI Media Holdings, Inc. 0% 10/15/13 (c)	6,440,000	5,280,800
LBI Media, Inc. 10.125% 7/15/12	2,245,000	2,390,925
Quebecor Media, Inc. 7.75% 3/15/16 (d)	5,920,000	5,831,200
		16,196,175
Electric Utilities - 4.4%
AES Corp.:
8.875% 2/15/11	3,811,000	3,992,023
9.375% 9/15/10	4,088,000	4,353,720
9.5% 6/1/09	1,184,000	1,249,120
AES Gener SA 7.5% 3/25/14	4,965,000	4,977,413
Aquila, Inc. 14.875% 7/1/12	2,555,000	3,378,988
CMS Energy Corp. 6.3% 2/1/12	1,945,000	1,833,163
Mirant Americas Generation LLC 8.5% 10/1/21	1,655,000	1,551,563
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	7,490,000	7,490,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	2,505,000	2,580,150
Nevada Power Co. 6.65% 4/1/36 (d)	4,080,000	3,773,062
NRG Energy, Inc. 7.25% 2/1/14	1,275,000	1,246,313
Reliant Energy, Inc. 6.75% 12/15/14	380,000	349,600
Sierra Pacific Power Co. 6% 5/15/16 (d)	235,000	226,775
Tenaska Alabama Partners LP 7% 6/30/21 (d)	3,249,308	3,151,829
TXU Corp. 6.5% 11/15/24	6,115,000	5,419,535
Utilicorp Canada Finance Corp. 7.75% 6/15/11	8,600,000	8,836,500
Utilicorp United, Inc. 9.95% 2/1/11 (f)	55,000	61,050
		54,470,804
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Energy - 8.7%
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (d)	$ 3,305,000	$ 3,305,000
Chaparral Energy, Inc. 8.5% 12/1/15 (d)	4,800,000	4,788,000
Chesapeake Energy Corp.:
6.5% 8/15/17	6,185,000	5,674,738
6.625% 1/15/16	350,000	327,250
7.5% 6/15/14	2,095,000	2,089,763
7.75% 1/15/15	4,390,000	4,422,925
El Paso Corp.:
6.375% 2/1/09 (d)	4,000,000	3,909,880
7.75% 6/15/10 (d)	5,034,000	5,091,035
Hanover Compressor Co.:
7.5% 4/15/13	580,000	561,150
8.625% 12/15/10	2,560,000	2,624,000
9% 6/1/14	2,465,000	2,545,113
Hanover Equipment Trust 8.75% 9/1/11	775,000	796,313
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	3,440,000	3,285,200
9% 6/1/16 (d)	3,910,000	3,978,425
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	2,070,000	2,080,350
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.875% 11/1/14	3,176,000	2,882,220
Newfield Exploration Co.:
6.625% 9/1/14	1,540,000	1,463,000
6.625% 4/15/16	2,710,000	2,574,500
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.25% 9/15/15	3,530,000	3,424,100
Parker Drilling Co.:
9.625% 10/1/13	2,960,000	3,226,400
9.9806% 9/1/10 (f)	7,285,000	7,467,125
Petrohawk Energy Corp. 9.125% 7/15/13 (d)(e)	4,880,000	4,855,600
Pogo Producing Co. 6.875% 10/1/17	2,255,000	2,074,600
Range Resources Corp.:
7.375% 7/15/13	10,075,000	9,923,875
7.5% 5/15/16	1,700,000	1,678,750
SESI LLC 6.875% 6/1/14 (d)	3,210,000	3,073,575
Sonat, Inc. 7.625% 7/15/11	4,355,000	4,355,000
Stone Energy Corp. 6.75% 12/15/14	3,435,000	3,435,000
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	2,535,000	2,446,275

	Principal Amount	Value (Note 1)
Williams Companies, Inc. 6.375% 10/1/10 (d)	$ 5,400,000	$ 5,251,500
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	4,690,000	4,701,725
		108,312,387
Environmental - 0.9%
Allied Waste North America, Inc.:
5.75% 2/15/11	4,070,000	3,785,100
7.125% 5/15/16 (d)	3,210,000	3,033,450
8.5% 12/1/08	3,965,000	4,083,950
Browning-Ferris Industries, Inc. 6.375% 1/15/08	855,000	847,519
		11,750,019
Food and Drug Retail - 0.4%
Albertsons, Inc.:
7.45% 8/1/29	1,685,000	1,447,285
7.75% 6/15/26	1,990,000	1,721,350
8% 5/1/31	1,685,000	1,518,648
		4,687,283
Food/Beverage/Tobacco - 1.5%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,726,900
Pierre Foods, Inc. 9.875% 7/15/12	1,065,000	1,070,325
Reynolds American, Inc.:
6.5% 7/15/10 (d)	5,255,000	5,097,350
7.25% 6/1/13 (d)	3,200,000	3,147,552
7.3% 7/15/15 (d)	2,885,000	2,769,600
Swift & Co.:
10.125% 10/1/09	1,930,000	1,958,950
12.5% 1/1/10	760,000	767,600
		18,538,277
Gaming - 7.0%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	3,210,000	3,230,063
8.78% 11/15/12 (d)(f)	1,010,000	1,030,200
Kerzner International Ltd. 6.75% 10/1/15	7,715,000	8,052,531
Mandalay Resort Group:
9.375% 2/15/10	4,655,000	4,922,663
10.25% 8/1/07	3,125,000	3,242,188
MGM MIRAGE:
6% 10/1/09	5,140,000	4,998,650
6.625% 7/15/15	350,000	327,250
6.75% 9/1/12	8,910,000	8,620,425
6.75% 4/1/13 (d)	2,820,000	2,710,725
6.875% 4/1/16 (d)	2,730,000	2,569,613
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	4,740,000	4,633,350
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Gaming - continued
Mohegan Tribal Gaming Authority: - continued
7.125% 8/15/14	$ 2,010,000	$ 1,954,725
8% 4/1/12	970,000	989,400
MTR Gaming Group, Inc.:
9% 6/1/12 (d)	960,000	979,200
9.75% 4/1/10	2,500,000	2,650,000
Scientific Games Corp. 6.25% 12/15/12	3,275,000	3,062,125
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	4,600,000	4,456,250
7.25% 5/1/12	6,020,000	5,831,875
Station Casinos, Inc. 6.875% 3/1/16	9,520,000	8,901,200
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	2,100,000	1,428,000
9% 1/15/12	3,610,000	3,682,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,900,000	6,099,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,915,000	3,680,100
		88,051,858
Healthcare - 5.1%
CDRV Investors, Inc. 0% 1/1/15 (c)	8,990,000	6,203,100
Concentra Operating Corp.:
9.125% 6/1/12	4,095,000	4,238,325
9.5% 8/15/10	2,145,000	2,220,075
DaVita, Inc. 7.25% 3/15/15	325,000	309,563
HealthSouth Corp.:
10.75% 6/15/16 (d)	3,355,000	3,321,450
11.4181% 6/15/14 (d)(f)	3,320,000	3,315,850
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	4,025,000	3,954,563
LifeCare Holdings, Inc. 9.25% 8/15/13	1,750,000	1,225,000
Multiplan, Inc. 10.375% 4/15/16 (d)	2,130,000	2,151,300
Mylan Laboratories, Inc. 6.375% 8/15/15	2,325,000	2,185,500
National Mentor Holdings, Inc. 11.25% 7/1/14 (d)	3,250,000	3,298,750
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,970,000	9,571,200
7% 1/15/16	2,480,000	2,362,200
Senior Housing Properties Trust 8.625% 1/15/12	6,435,000	6,821,100
Service Corp. International (SCI):
6.75% 4/1/16	1,040,000	962,000
8% 6/15/17 (d)(f)	270,000	253,800

	Principal Amount	Value (Note 1)
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	$ 4,310,000	$ 4,396,200
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	5,250,000	4,987,500
6.625% 10/15/14	2,320,000	2,233,000
		64,010,476
Homebuilding/Real Estate - 2.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	4,015,000	3,859,419
8.125% 6/1/12	11,585,000	11,671,888
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	490,000	458,150
6.25% 1/15/16	305,000	265,350
6.375% 12/15/14	305,000	271,450
8.875% 4/1/12	615,000	607,313
KB Home 7.75% 2/1/10	5,800,000	5,829,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	3,940,000	3,852,296
Technical Olympic USA, Inc. 7.5% 1/15/15	4,580,000	3,824,300
WCI Communities, Inc.:
6.625% 3/15/15	1,205,000	1,000,150
7.875% 10/1/13	1,000,000	880,000
		32,519,316
Hotels - 0.7%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,545,000	3,562,725
Host Marriott LP 7.125% 11/1/13	5,390,000	5,363,050
		8,925,775
Insurance - 0.3%
UnumProvident Corp. 7.375% 6/15/32	580,000	562,146
UnumProvident Finance Co. PLC 6.85% 11/15/15 (d)	2,770,000	2,756,150
		3,318,296
Leisure - 1.9%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	4,720,000	4,677,180
yankee 7.5% 10/15/27	810,000	768,366
Six Flags, Inc.:
9.625% 6/1/14	375,000	341,250
9.75% 4/15/13	645,000	590,175
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	1,610,000	1,275,925
Town Sports International, Inc. 9.625% 4/15/11	5,344,000	5,531,040
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 5,125,000	$ 5,579,844
Universal City Florida Holding Co. I/II 9.8988% 5/1/10 (f)	5,345,000	5,518,713
		24,282,493
Metals/Mining - 3.0%
Arch Western Finance LLC 6.75% 7/1/13	4,945,000	4,759,563
Compass Minerals International, Inc.:
0% 12/15/12 (c)	4,520,000	4,305,300
0% 6/1/13 (c)	8,615,000	7,861,188
Drummond Co., Inc. 7.375% 2/15/16 (d)	6,725,000	6,254,250
Massey Energy Co. 6.875% 12/15/13	4,200,000	3,906,000
Vedanta Resources PLC 6.625% 2/22/10 (d)	10,775,000	10,384,406
		37,470,707
Paper - 1.1%
Bowater Canada Finance Corp. 7.95% 11/15/11	1,170,000	1,110,038
Bowater, Inc. 6.5% 6/15/13	1,680,000	1,457,400
Catalyst Paper Corp. 8.625% 6/15/11	1,710,000	1,671,525
Georgia-Pacific Corp.:
8% 1/15/24	1,985,000	1,905,600
8.875% 5/15/31	2,090,000	2,100,450
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	2,200,000	1,969,000
Stone Container Corp. 9.75% 2/1/11	1,878,000	1,924,950
Stone Container Finance Co. 7.375% 7/15/14	2,420,000	2,117,500
		14,256,463
Publishing/Printing - 1.5%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	2,175,000	2,234,813
Houghton Mifflin Co. 9.875% 2/1/13	5,435,000	5,598,050
The Reader's Digest Association, Inc. 6.5% 3/1/11	10,605,000	10,313,363
		18,146,226
Railroad - 0.8%
Kansas City Southern Railway Co. 7.5% 6/15/09	9,860,000	9,909,300
Restaurants - 1.3%
Carrols Corp. 9% 1/15/13	5,255,000	5,228,725

	Principal Amount	Value (Note 1)
Friendly Ice Cream Corp. 8.375% 6/15/12	$ 5,700,000	$ 4,873,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	6,915,000	6,430,950
		16,533,175
Services - 2.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.576% 5/15/14 (d)(f)	550,000	550,688
7.625% 5/15/14 (d)	1,460,000	1,423,500
7.75% 5/15/16 (d)	1,390,000	1,351,775
Corrections Corp. of America:
6.25% 3/15/13	220,000	207,900
6.75% 1/31/14	1,315,000	1,272,263
7.5% 5/1/11	1,605,000	1,621,050
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16 (d)	2,130,000	2,119,350
FTI Consulting, Inc. 7.625% 6/15/13	3,520,000	3,555,200
Hertz Corp. 8.875% 1/1/14 (d)	445,000	456,125
Iron Mountain, Inc.:
8.25% 7/1/11	5,110,000	5,084,450
8.625% 4/1/13	5,270,000	5,296,350
Rural/Metro Corp.:
0% 3/15/16 (c)	3,185,000	2,325,050
9.875% 3/15/15	1,670,000	1,720,100
United Rentals North America, Inc. 7% 2/15/14	4,865,000	4,390,663
		31,374,464
Shipping - 3.7%
OMI Corp. 7.625% 12/1/13	9,595,000	9,571,013
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	295,000	280,250
8.25% 3/15/13	1,295,000	1,346,800
Ship Finance International Ltd. 8.5% 12/15/13	25,180,000	24,172,775
Teekay Shipping Corp. 8.875% 7/15/11	10,093,000	10,547,185
		45,918,023
Steels - 0.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	850,000	879,750
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	1,915,000	2,068,200
RathGibson, Inc. 11.25% 2/15/14 (d)	4,145,000	4,227,900
		7,175,850
Super Retail - 1.5%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	11,965,000	11,935,088
NBC Acquisition Corp. 0% 3/15/13 (c)	1,665,000	1,165,500
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Super Retail - continued
Nebraska Book Co., Inc. 8.625% 3/15/12	$ 2,530,000	$ 2,289,650
Sonic Automotive, Inc. 8.625% 8/15/13	3,690,000	3,662,325
		19,052,563
Technology - 7.6%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	1,330,000	1,276,800
Amkor Technology, Inc.:
7.75% 5/15/13	1,235,000	1,111,500
9.25% 6/1/16	4,410,000	4,167,450
10.5% 5/1/09	148,000	150,220
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (d)	4,240,000	4,473,200
10.7306% 6/1/13 (d)(f)	4,400,000	4,609,000
11.875% 12/1/15 (d)	1,430,000	1,551,550
Celestica, Inc.:
7.625% 7/1/13	2,090,000	2,022,075
7.875% 7/1/11	7,750,000	7,536,875
Eastman Kodak Co. 7.25% 11/15/13	1,645,000	1,575,088
Freescale Semiconductor, Inc. 6.875% 7/15/11	6,555,000	6,587,775
IKON Office Solutions, Inc. 7.75% 9/15/15	6,205,000	6,127,438
Lucent Technologies, Inc.:
6.45% 3/15/29	8,860,000	7,486,700
6.5% 1/15/28	3,465,000	2,927,925
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.5794% 12/15/11 (f)	3,255,000	3,075,975
Nortel Networks Corp.:
9.7581% 7/15/11 (d)(f)	3,340,000	3,398,450
10.125% 7/15/13 (d)	3,240,000	3,296,700
Northern Telecom Capital Corp. 7.875% 6/15/26	475,000	389,500
Sanmina-SCI Corp.:
6.75% 3/1/13	6,800,000	6,324,000
8.125% 3/1/16	3,225,000	3,160,500
SERENA Software, Inc. 10.375% 3/15/16 (d)	1,060,000	1,070,600
STATS ChipPAC Ltd. 7.5% 7/19/10	5,185,000	5,029,450
SunGard Data Systems, Inc.:
9.125% 8/15/13 (d)	4,380,000	4,560,675
10.25% 8/15/15 (d)	1,315,000	1,367,600

	Principal Amount	Value (Note 1)
UGS Capital Corp. II 10.38% 6/1/11 pay-in-kind (d)(f)	$ 5,440,000	$ 5,399,200
Xerox Capital Trust I 8% 2/1/27	2,290,000	2,312,900
Xerox Corp.:
6.4% 3/15/16	2,055,000	1,941,975
7.625% 6/15/13	2,585,000	2,604,388
		95,535,509
Telecommunications - 7.9%
Centennial Communications Corp. 10.74% 1/1/13 (f)	1,025,000	1,040,375
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	900,000	873,000
Digicel Ltd. 9.25% 9/1/12 (d)	3,055,000	3,146,650
Intelsat Ltd.:
6.5% 11/1/13	10,960,000	8,398,100
7.625% 4/15/12	10,795,000	9,135,269
9.25% 6/15/16 (d)(e)	4,960,000	5,115,000
11.25% 6/15/16 (d)(e)	4,170,000	4,263,825
11.64% 6/15/13 (d)(e)(f)	3,430,000	3,498,600
Intelsat Subsidiary Holding Co. Ltd. 9.6138% 1/15/12 (f)	3,115,000	3,153,938
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	570,000	552,900
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	2,735,000	2,905,938
Millicom International Cellular SA 10% 12/1/13	3,230,000	3,585,300
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,330,000	3,251,079
New Skies Satellites BV:
9.125% 11/1/12	4,360,000	4,610,700
10.4144% 11/1/11 (f)	4,890,000	5,048,925
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (d)	1,970,000	1,999,550
PanAmSat Corp.:
9% 8/15/14	5,374,000	5,481,480
9% 6/15/16 (d)(e)	3,820,000	3,858,200
PanAmSat Holding Corp. 0% 11/1/14 (c)	1,070,000	781,100
Qwest Corp. 8.5794% 6/15/13 (f)	7,630,000	8,068,725
Rogers Communications, Inc. 9.625% 5/1/11	7,240,000	7,909,700
U.S. West Capital Funding, Inc. 6.375% 7/15/08	1,245,000	1,226,325
U.S. West Communications:
6.875% 9/15/33	1,550,000	1,340,750
7.5% 6/15/23	3,335,000	3,151,575
Windstream Corp.:
8.125% 8/1/13 (d)(e)	3,040,000	3,100,800
8.625% 8/1/16 (d)(e)	3,040,000	3,100,800
		98,598,604
Corporate Bonds - continued
	Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.6%
Levi Strauss & Co.:
8.875% 4/1/16 (d)	$ 6,065,000	$ 5,761,750
9.74% 4/1/12 (f)	1,890,000	1,918,350
		7,680,100
TOTAL NONCONVERTIBLE BONDS		1,098,377,357
TOTAL CORPORATE BONDS (Cost $1,109,471,725)		1,100,810,813
Commercial Mortgage Securities - 0.4%

Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)	604,457	585,788
Class BWE, 7.226% 10/11/37 (d)	817,391	791,991
Class BWF, 7.55% 10/11/37 (d)	721,596	700,762
Class BWG, 8.155% 10/11/37 (d)	697,930	672,510
Class BWH, 9.073% 10/11/37 (d)	365,029	357,467
Class BWJ, 9.99% 10/11/37 (d)	603,476	590,322
Class BWK, 10.676% 10/11/37 (d)	470,024	462,591
Class BWL, 10.1596% 10/11/37 (d)	784,028	718,538
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0402% 4/25/21 (d)(f)	190,374	171,336
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,017,400)		5,051,305
Common Stocks - 0.1%
	Shares
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(g) (Cost $1,974,627)	48,889	753,868
Floating Rate Loans - 7.8%
	Principal Amount
Automotive - 0.2%
Lear Corp. term loan 7.9781% 4/25/12 (f)	$ 2,660,000	2,640,050
Building Materials - 0.6%
Masonite International Corp. term loan 11.3619% 4/6/15 (f)	7,930,000	7,612,800

	Principal Amount	Value (Note 1)
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B, term loan 7.755% 4/28/13 (f)	$ 6,448,000	$ 6,456,060
CSC Holdings, Inc. Tranche B, term loan 7.0345% 3/29/13 (f)	4,937,625	4,906,765
NTL Cable PLC term loan 10.3% 3/3/07 (f)	1,800,000	1,797,750
		13,160,575
Containers - 0.0%
Bluegrass Container Co. LLC Tranche 1, term loan 7.6% 6/30/13 (f)	310,000	311,163
Diversified Financial Services - 0.4%
LPL Holdings, Inc. Tranche B, term loan 8.6653% 6/28/13 (f)	5,203,027	5,242,050
Electric Utilities - 0.9%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 8.46% 6/24/12 (f)	3,999,608	4,004,607
term loan 7.695% 6/24/12 (f)	2,866,126	2,869,708
Tranche 2, term loan 10.96% 6/24/13 (f)	4,631,250	4,677,563
NRG Energy, Inc. term loan 7.2306% 2/1/13 (f)	7,500	7,514
		11,559,392
Energy - 0.8%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9% 7/8/11 (f)	264,000	264,000
Tranche 2, term loan 12.1875% 7/8/13 (f)	3,450,000	3,519,000
Tranche B1, term loan 7.9456% 7/8/12 (f)	393,037	393,037
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.6238% 10/31/12 (f)	605,806	611,865
term loan:
7.3266% 10/31/12 (f)	2,505,262	2,530,315
7.4769% 10/31/07 (f)	2,230,000	2,230,000
		9,548,217
Gaming - 0.5%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (h)	2,103,333	2,092,817
8.1% 5/26/13 (f)	4,206,667	4,206,667
		6,299,484
Homebuilding/Real Estate - 0.7%
LNR Property Corp.:
Tranche A, term loan 9.63% 2/3/08 (f)	4,301,024	4,301,024
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Homebuilding/Real Estate - continued
LNR Property Corp.: - continued
Tranche B, term loan:
8.1321% 2/3/08 (f)	$ 2,480,677	$ 2,480,677
10.38% 2/3/08 (f)	2,500,062	2,500,062
		9,281,763
Paper - 0.8%
Georgia-Pacific Corp. Tranche B1, term loan 7.3394% 12/23/12 (f)	9,532,100	9,520,185
Technology - 1.2%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.42% 3/9/11 (f)	5,133,350	5,114,100
Tranche B, term loan 6.92% 3/9/13 (f)	1,926,510	1,924,102
Infor Global Solutions AG:
Tranche 1, term loan 7.8% 4/18/11 (f)	2,570,000	2,566,788
Tranche 2, term loan 12.05% 4/18/12 (f)	1,440,000	1,468,800
Open Solutions, Inc. Tranche 2, term loan 11.78% 12/14/11 (f)	4,240,000	4,335,400
		15,409,190
Telecommunications - 0.6%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (f)	2,490,000	2,446,425
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (f)	2,345,000	2,365,519
Tranche C, term loan 8.2819% 9/21/14 (f)	2,345,000	2,365,519
		7,177,463
TOTAL FLOATING RATE LOANS (Cost $97,854,274)		97,762,332
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b) (Cost $37,961,622)	37,961,622	$ 37,961,622
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,252,279,648)		1,242,339,940
NET OTHER ASSETS - 0.7%		9,190,164
NET ASSETS - 100%		$ 1,251,530,104
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $261,512,725 or 20.9% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $753,868 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627

(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,103,333 and $2,092,817, respectively. The interest rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 963,787
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.2%
Canada	5.0%
Bermuda	4.9%
United Kingdom	2.1%
Marshall Islands	1.7%
Luxembourg	1.0%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information

At December 31, 2005, the fund had a capital loss carryforward of approximately $1,130,214,603 of which $269,179,718, $772,554,243 and $88,480,642 will expire on December 31, 2008, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,214,318,026)	$ 1,204,378,318
Affiliated Central Funds (cost $37,961,622)	37,961,622
Total Investments (cost $1,252,279,648)		$ 1,242,339,940
Cash		3,112,154
Receivable for investments sold		19,982,693
Receivable for fund shares sold		5,182,070
Interest receivable		20,839,398
Prepaid expenses		3,271
Total assets		1,291,459,526

Liabilities
Payable for investments purchased Regular delivery	$ 10,976,640
Delayed delivery	27,203,697
Payable for fund shares redeemed	903,619
Accrued management fee	614,334
Distribution fees payable	40,646
Other affiliated payables	111,780
Other payables and accrued expenses	78,706
Total liabilities		39,929,422

Net Assets		$ 1,251,530,104
Net Assets consist of:
Paid in capital		$ 2,328,291,127
Undistributed net investment income		54,149,865
Accumulated undistributed net realized gain (loss) on investments		(1,120,971,180)
Net unrealized appreciation (depreciation) on investments		(9,939,708)
Net Assets		$ 1,251,530,104

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($875,885,599 ÷ 137,957,392 shares)	$ 6.35

Service Class: Net Asset Value, offering price and redemption price per share ($248,976,310 ÷ 39,407,600 shares)	$ 6.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($87,136,109 ÷ 13,938,468 shares)	$ 6.25

Initial Class R: Net Asset Value, offering price and redemption price per share ($85,743 ÷ 13,519 shares)	$ 6.34

Service Class R: Net Asset Value, offering price and redemption price per share ($85,561 ÷ 13,545 shares)	$ 6.32

Service Class 2R: Net Asset Value, offering price and redemption price per share ($85,269 ÷ 13,640 shares)	$ 6.25

Investor Class: Net Asset Value, offering price and redemption price per share ($39,275,513 ÷ 6,195,877 shares)	$ 6.34

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest		$ 56,015,319
Income from affiliated Central Funds		963,787
Total income		56,979,106

Expenses
Management fee	$ 4,084,009
Transfer agent fees	502,297
Distribution fees	262,528
Accounting fees and expenses	258,721
Independent trustees' compensation	2,837
Custodian fees and expenses	19,999
Audit	42,143
Legal	2,695
Interest	6,880
Miscellaneous	45,168
Total expenses before reductions	5,227,277
Expense reductions	(2,873)	5,224,404
Net investment income		51,754,702
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,840,701
Total net realized gain (loss)		7,840,701
Change in net unrealized appreciation (depreciation) on investment securities		(15,544,349)
Net gain (loss)		(7,703,648)
Net increase (decrease) in net assets resulting from operations		$ 44,051,054

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 51,754,702	$ 110,572,722
Net realized gain (loss)	7,840,701	14,492,871
Change in net unrealized appreciation (depreciation)	(15,544,349)	(85,881,349)
Net increase (decrease) in net assets resulting from operations	44,051,054	39,184,244
Distributions to shareholders from net investment income	(1,194,744)	(242,303,630)
Share transactions - net increase (decrease)	(295,077,652)	(136,476,901)
Total increase (decrease) in net assets	(252,221,342)	(339,596,287)

Net Assets
Beginning of period	1,503,751,446	1,843,347,733
End of period (including undistributed net investment income of $54,149,865 and undistributed net investment income of $5,394,674, respectively)	$ 1,251,530,104	$ 1,503,751,446

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41	$ 8.18
Income from Investment Operations
Net investment income E	.229	.457	.494	.520	.496 G	.774 G
Net realized and unrealized gain (loss)	(.044)	(.281)	.126	.980	(.306) G	(1.544) G
Total from investment operations	.185	.176	.620	1.500	.190	(.770)
Distributions from net investment income	(.005)	(1.006)	(.570)	(.480)	(.670)	(1.000)
Net asset value, end of period	$ 6.35	$ 6.17	$ 7.00	$ 6.95	$ 5.93	$ 6.41
Total Return B, C, D	3.00%	2.70%	9.59%	27.26%	3.44%	(11.73)%
Ratios to Average Net Assets F
Expenses before reductions	.70% A	.70%	.71%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.69%	.70%	.71%
Expenses net of all reductions	.70% A	.70%	.71%	.69%	.70%	.70%
Net investment income	7.32% A	6.98%	7.43%	8.25%	8.65% G	11.00% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 875,886	$ 1,080,002	$ 1,371,736	$ 1,593,714	$ 1,145,562	$ 1,201,085
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.95% and 12.08% to 8.65% and 11.00%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38	$ 8.15
Income from Investment Operations
Net investment income E	.225	.448	.486	.513	.488 G	.758 G
Net realized and unrealized gain (loss)	(.040)	(.283)	.124	.967	(.288) G	(1.538) G
Total from investment operations	.185	.165	.610	1.480	.200	(.780)
Distributions from net investment income	(.005)	(.995)	(.560)	(.470)	(.670)	(.990)
Net asset value, end of period	$ 6.32	$ 6.14	$ 6.97	$ 6.92	$ 5.91	$ 6.38
Total Return B, C, D	3.01%	2.52%	9.47%	26.97%	3.62%	(11.90)%
Ratios to Average Net Assets F
Expenses before reductions	.79% A	.80%	.81%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.79% A	.80%	.81%	.79%	.80%	.81%
Expenses net of all reductions	.79% A	.80%	.81%	.79%	.80%	.81%
Net investment income	7.22% A	6.88%	7.33%	8.15%	8.55% G	10.90% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 248,976	$ 319,380	$ 377,122	$ 417,928	$ 260,489	$ 234,204
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.075 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.85% and 11.97% to 8.55% and 10.90%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36	$ 8.13
Income from Investment Operations
Net investment income E	.218	.433	.470	.501	.472 G	.716 G
Net realized and unrealized gain (loss)	(.043)	(.284)	.130	.959	(.292) G	(1.496) G
Total from investment operations	.175	.149	.600	1.460	.180	(.780)
Distributions from net investment income	(.005)	(.979)	(.560)	(.460)	(.670)	(.990)
Net asset value, end of period	$ 6.25	$ 6.08	$ 6.91	$ 6.87	$ 5.87	$ 6.36
Total Return B, C, D	2.88%	2.31%	9.38%	26.75%	3.30%	(11.93)%
Ratios to Average Net Assets F
Expenses before reductions	.95% A	.95%	.97%	.95%	.97%	.98%
Expenses net of fee waivers, if any	.95% A	.95%	.97%	.95%	.97%	.98%
Expenses net of all reductions	.95% A	.95%	.97%	.95%	.97%	.98%
Net investment income	7.06% A	6.72%	7.17%	7.99%	8.38% G	10.73% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,136	$ 86,757	$ 94,246	$ 76,383	$ 32,499	$ 16,508
Portfolio turnover rate	64% A	95%	128%	130%	96%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $.017 and $.072 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 8.68% and 11.81% to 8.38% and 10.73%, respectively. The reclassification has no impact on the net assets of the fund.

Financial Highlights - Initial Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.16	$ 7.00	$ 6.47
Income from Investment Operations
Net investment income E	.229	.455	.338
Net realized and unrealized gain (loss)	(.044)	(.288)	.192
Total from investment operations	.185	.167	.530
Distributions from net investment income	(.005)	(1.007)	-
Net asset value, end of period	$ 6.34	$ 6.16	$ 7.00
Total Return B, C, D	3.00%	2.55%	8.19%
Ratios to Average Net Assets G
Expenses before reductions	.70% A	.70%	.71% A
Expenses net of fee waivers, if any	.70% A	.70%	.71% A
Expenses net of all reductions	.70% A	.70%	.71% A
Net investment income	7.32% A	6.98%	7.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.14	$ 6.97	$ 6.45
Income from Investment Operations
Net investment income E	.225	.447	.332
Net realized and unrealized gain (loss)	(.040)	(.282)	.188
Total from investment operations	.185	.165	.520
Distributions from net investment income	(.005)	(.995)	-
Net asset value, end of period	$ 6.32	$ 6.14	$ 6.97
Total Return B, C, D	3.01%	2.53%	8.06%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.80%	.81% A
Expenses net of fee waivers, if any	.80% A	.80%	.81% A
Expenses net of all reductions	.80% A	.80%	.81% A
Net investment income	7.22% A	6.88%	7.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.08	$ 6.91	$ 6.40
Income from Investment Operations
Net investment income E	.218	.433	.322
Net realized and unrealized gain (loss)	(.043)	(.282)	.188
Total from investment operations	.175	.151	.510
Distributions from net investment income	(.005)	(.981)	-
Net asset value, end of period	$ 6.25	$ 6.08	$ 6.91
Total Return B, C, D	2.88%	2.33%	7.97%
Ratios to Average Net Assets G
Expenses before reductions	.95% A	.94%	.96% A
Expenses net of fee waivers, if any	.95% A	.94%	.96% A
Expenses net of all reductions	.95% A	.94%	.96% A
Net investment income	7.07% A	6.73%	6.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 83	$ 81
Portfolio turnover rate	64% A	95%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 14, 2004 (commencement of sale of shares) to December 31, 2004. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.225	.193
Net realized and unrealized gain (loss)	(.040)	(.089)
Total from investment operations	.185	.104
Distributions from net investment income	(.005)	(.484)
Net asset value, end of period	$ 6.34	$ 6.16
Total Return B, C, D	3.00%	1.60%
Ratios to Average Net Assets G
Expenses before reductions	.78% A	.82% A
Expenses net of fee waivers, if any	.78% A	.82% A
Expenses net of all reductions	.78% A	.82% A
Net investment income	7.23% A	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,276	$ 17,363
Portfolio turnover rate	64% A	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio

VIP Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/06	% of fund's investments 12/31/05	% of fund's investments 6/30/05
0 - 30	56.8	66.2	54.5
31 - 90	29.2	30.2	37.1
91 - 180	8.8	3.1	6.4
181 - 397	5.2	0.5	2.0
Weighted Average Maturity
	6/30/06	12/31/05	6/30/05
VIP Money Market Portfolio	48 Days	31 Days	40 Days
All Taxable Money Market Funds Average*	38 Days	36 Days	36 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
Corporate Bonds 1.5%	Corporate Bonds 2.3%
Commercial Paper 23.7%	Commercial Paper 22.8%
Bank CDs, BAs, TDs, and Notes 53.4%	Bank CDs, BAs, TDs, and Notes 53.2%
Government Securities 0.3%	Government Securities 0.0%
Repurchase Agreements 22.6%	Repurchase Agreements 21.3%
Net Other Assets** (1.5)%	Net Other Assets 0.4%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

VIP Money Market Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.4%
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Alliance Capital Management LP
8/15/06	5.13%	$ 1,000,000	$ 1,000,413
Bell Trace Obligated Group
7/31/06	5.35 (d)	14,405,000	14,405,000
PNC Funding Corp.
8/1/06	4.63 to 4.66	11,500,000	11,509,062
Sprint Capital Corp.
8/17/06	4.76	2,030,000	2,029,844
TOTAL CORPORATE BONDS			28,944,319
Certificates of Deposit - 21.1%

Domestic Certificates Of Deposit - 0.7%
Citibank NA
8/15/06	5.14	10,000,000	10,000,000
Citizens Bank of Rhode Island
8/8/06	5.34	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
8/15/06	5.18 (d)	4,000,000	3,999,950
			15,999,950
London Branch, Eurodollar, Foreign Banks - 6.5%
BNP Paribas SA
12/8/06	5.33	15,000,000	15,000,000
Calyon
1/24/07 to 2/12/07	5.00 to 5.22	15,000,000	15,000,000
Credit Industriel et Commercial
9/11/06 to 4/10/07	5.01 to 5.25	35,000,000	35,000,000
Deutsche Bank AG
1/30/07	4.86	15,000,000	15,000,000
Dresdner Bank AG
8/4/06	5.11	11,000,000	11,000,000
Landesbank Hessen-Thuringen
12/8/06	5.36	15,000,000	15,000,000
Societe Generale
11/7/06 to 12/6/06	4.80 to 4.91	15,000,000	15,000,000
Unicredito Italiano Spa
7/21/06 to 8/3/06	5.10 to 5.12	15,000,000	14,999,727
			135,999,727
New York Branch, Yankee Dollar, Foreign Banks - 13.9%
Barclays Bank PLC
9/5/06	5.21	15,000,000	15,000,000
BNP Paribas SA
8/8/06 to 6/11/07	4.81 to 5.45	70,000,000	70,000,001
Canadian Imperial Bank of Commerce
7/17/06	5.28 (d)	20,000,000	20,000,000
Credit Suisse First Boston
7/19/06	5.05 to 5.23 (d)	20,000,000	20,000,000
Credit Suisse Group
6/4/07	5.40 to 5.43%	22,000,000	22,000,000
Deutsche Bank AG
2/5/07	4.90	10,000,000	10,000,000

Due Date	Yield (a)	Principal Amount	Value (Note 1)
Eurohypo AG
8/7/06 to 8/8/06	5.14 to 5.19%	$ 8,000,000	$ 8,000,000
Mizuho Corporate Bank Ltd.
8/4/06 to 8/8/06	5.33 to 5.36	25,000,000	25,000,000
Skandinaviska Enskilda Banken AB
7/6/06	4.97 (d)	20,000,000	19,999,959
Sumitomo Mitsui Banking Corp.
7/10/06 to 8/1/06	5.16 to 5.35	13,000,000	13,000,000
Toronto-Dominion Bank
12/8/06	5.35	20,000,000	20,000,000
UBS AG
8/8/06	5.31	40,000,000	40,000,000
Unicredito Italiano Spa
11/20/06	5.26	10,000,000	10,000,000
			292,999,960
TOTAL CERTIFICATES OF DEPOSIT			444,999,637
Commercial Paper - 23.7%

Aegis Finance LLC
9/18/06	5.42	6,000,000	5,929,532
Bank of America Corp.
8/8/06	5.32	30,000,000	29,832,515
Bavaria TRR Corp.
7/10/06 to 7/20/06	5.28 to 5.30	15,000,000	14,965,626
British Telecommunications PLC
7/11/06 to 7/21/06	5.16 to 5.36	4,000,000	3,989,999
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/4/06 to 9/14/06	5.30 to 5.32	10,000,000	9,920,502
Citigroup Funding, Inc.
7/21/06	5.29	5,000,000	4,985,361
ConocoPhillips
7/10/06	5.34	2,000,000	1,997,335
Countrywide Financial Corp.
7/19/06 to 9/5/06	5.28 to 5.29	11,000,000	10,936,432
Cullinan Finance Corp.
9/5/06	5.23 (b)	5,000,000	4,952,700
CVS Corp.
7/7/06 to 8/24/06	5.22 to 5.28	13,000,000	12,961,726
DaimlerChrysler NA Holding Corp.
7/6/06 to 7/31/06	5.24 to 5.49	16,000,000	15,951,233
Devon Energy Corp.
7/10/06 to 7/21/06	5.41 to 5.44	11,000,000	10,978,194
Dominion Resources, Inc.
7/10/06	5.36	1,000,000	998,663
Emerald (MBNA Credit Card Master Note Trust)
7/6/06 to 9/8/06	5.00 to 5.29	33,000,000	32,758,006
FCAR Owner Trust
7/18/06 to 12/4/06	4.76 to 5.42	27,000,000	26,746,754
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Fortune Brands, Inc.
7/17/06 to 8/7/06	5.14 to 5.24%	$ 4,000,000	$ 3,984,567
France Telecom SA
7/11/06 to 8/2/06	5.11 to 5.33 (b)	9,000,000	8,975,265
Giro Funding US Corp.
9/15/06	5.45	3,000,000	2,965,927
Govco, Inc.
8/28/06	5.20	5,000,000	4,958,675
Grampian Funding LLC
12/1/06	5.34	5,000,000	4,889,500
John Deere Capital Corp.
7/27/06	5.37	2,000,000	1,992,287
Kellogg Co.
7/6/06 to 8/2/06	5.14 to 5.41	6,000,000	5,981,827
Lennar Corp.
7/14/06	5.32	2,000,000	1,996,172
Michigan Gen. Oblig.
10/11/06	5.14	2,000,000	1,996,812
Monument Gardens Funding
7/21/06 to 7/24/06	5.29 to 5.30	20,000,000	19,934,761
Motown Notes Program
7/5/06 to 7/19/06	5.00 to 5.30	16,000,000	15,980,064
Nissan Motor Acceptance Corp.
7/10/06 to 8/1/06	5.20 to 5.37	3,500,000	3,488,054
Paradigm Funding LLC
7/20/06 to 7/21/06	5.28 to 5.29	35,000,000	34,899,803
Park Granada LLC
10/3/06 to 12/4/06	5.29 to 5.36	21,000,000	20,661,483
Sigma Finance, Inc.
12/7/06	5.35 (b)	4,000,000	3,908,133
Skandinaviska Enskilda Banken AB
7/28/06	5.31 (d)	20,000,000	20,000,000
Sprint Nextel Corp.
7/18/06 to 7/19/06	5.34 to 5.35	2,000,000	1,994,823
Strand Capital LLC
7/5/06 to 9/25/06	5.00 to 5.45	39,000,000	38,566,488
Stratford Receivables Co. LLC
7/10/06 to 8/16/06	5.05 to 5.34	61,000,000	60,811,361
The Walt Disney Co.
7/18/06	5.07	4,000,000	3,990,537
Three Rivers Funding Corp.
7/21/06	5.29	20,000,000	19,941,444
Time Warner, Inc.
7/20/06 to 8/25/06	5.22 to 5.51 (b)	15,000,000	14,926,708

Due Date	Yield (a)	Principal Amount	Value (Note 1)
Viacom, Inc.
7/3/06 to 7/25/06	5.52 to 5.67% (b)	$ 6,750,000	$ 6,732,716
Weatherford International Ltd.
7/7/06 to 9/18/06	5.27 to 5.48 (b)	4,750,000	4,730,093
Xcel Energy, Inc.
10/17/06	5.35	1,500,000	1,476,555
TOTAL COMMERCIAL PAPER			497,688,633
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills - 0.3%
8/3/06	4.50 (c)	6,975,000	6,946,868
Master Notes - 2.2%

Goldman Sachs Group, Inc.
7/10/06 to 8/29/06	5.20 to 5.26 (d)(g)	47,000,000	47,000,000
Medium-Term Notes - 25.9%

AIG Matched Funding Corp.
7/3/06 to 9/8/06	5.00 to 5.35 (d)	40,000,000	40,000,000
Allstate Life Global Funding II
7/27/06	5.35 (b)(d)	1,000,000	1,000,000
American Express Credit Corp.
7/5/06	5.23 (d)	10,000,000	10,000,572
Australia & New Zealand Banking Group Ltd.
7/24/06	5.30 (b)(d)	5,000,000	5,000,000
Banco Santander Totta SA
7/16/06	5.28 (b)(d)	15,000,000	15,000,000
Bank of New York Co., Inc.
7/27/06	5.40 (b)(d)	15,000,000	15,000,000
Banque Federative du Credit Mutuel (BFCM)
7/13/06	5.30 (b)(d)	12,000,000	12,000,000
Bayerische Landesbank Girozentrale
7/17/06 to 8/21/06	5.05 to 5.18 (d)	25,000,000	25,000,000
BellSouth Corp.
4/26/07	5.34 (b)	15,000,000	14,858,372
BMW U.S. Capital LLC
7/17/06	5.20 (d)	2,000,000	2,000,000
BNP Paribas SA
8/2/06	5.30 (d)	10,000,000	9,996,451
Commonwealth Bank of Australia
7/24/06	5.29 (d)	4,000,000	4,000,000
ConocoPhillips
7/11/06	5.03 (d)	3,000,000	3,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Countrywide Bank, Alexandria Virginia
7/17/06	5.21% (d)	$ 3,000,000	$ 2,999,938
Cullinan Finance Corp.
7/25/06 to 6/25/07	5.28 to 5.38 (b)(d)	8,000,000	7,999,798
DnB NOR ASA
7/25/06	5.31 (b)(d)	20,000,000	20,000,000
HBOS Treasury Services PLC
7/10/06	5.12 (b)(d)	10,600,000	10,598,941
9/25/06	5.53 (d)	20,000,000	20,000,000
HSBC Finance Corp.
7/6/06 to 7/24/06	5.13 to 5.35 (d)	26,000,000	26,000,000
HSBC USA, Inc.
7/17/06	5.18 (d)	5,000,000	5,000,000
HSH Nordbank AG
7/24/06	5.33 (b)(d)	6,000,000	6,000,000
ING USA Annuity & Life Insurance Co.
9/25/06	5.54 (d)(g)	3,000,000	3,000,000
Intesa Bank Ireland PLC
7/25/06	5.33 (b)(d)	20,000,000	20,000,000
K2 (USA) LLC
7/10/06	5.13 (b)(d)	1,000,000	999,908
Links Finance LLC
7/19/06	5.21 (b)(d)	10,000,000	9,999,297
MBIA Global Funding LLC
7/17/06	5.03 (b)(d)	2,000,000	2,000,000
Merrill Lynch & Co., Inc.
7/5/06 to 7/17/06	5.18 to 5.19 (d)	13,000,000	13,002,682
Metropolitan Life Insurance Co.
7/6/06	5.15 (b)(d)	3,884,000	3,884,000
Morgan Stanley
7/3/06 to 7/27/06	5.15 to 5.41 (d)	48,000,000	48,000,216
Nordea Bank AB
8/2/06	5.29 (d)	13,000,000	12,994,904
Pacific Life Global Funding
7/5/06	5.18 (b)(d)	3,000,000	3,001,656
RACERS
7/24/06	5.31 (b)(d)	15,000,000	15,000,000
Royal Bank of Scotland PLC
7/21/06	5.27 (b)(d)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
8/29/06	5.30 (d)(g)	2,000,000	2,000,000
Societe Generale
7/31/06	5.30 (d)	20,000,000	19,994,331
UniCredito Italiano Bank (Ireland) PLC
7/17/06	5.21 (b)(d)	15,000,000	15,000,000
7/31/06	5.32 (d)	10,000,000	9,997,240
Verizon Global Funding Corp.
9/15/06	5.44 (b)(d)	50,000,000	50,000,014
Washington Mutual Bank
8/25/06 to 8/31/06	5.19 to 5.21 (d)	17,000,000	17,000,000

Due Date	Yield (a)	Principal Amount	Value (Note 1)
Washington Mutual Bank FA
7/17/06	5.18% (d)	$ 2,000,000	$ 2,000,000
Washington Mutual Bank, California
7/26/06 to 9/20/06	4.98 to 5.39 (d)	18,000,000	17,999,969
WestLB AG
7/10/06 to 9/29/06	5.21 to 5.53 (b)(d)	13,000,000	13,000,000
TOTAL MEDIUM-TERM NOTES			544,328,289
Short-Term Notes - 3.7%

Jackson National Life Insurance Co.
7/1/06	5.13 (d)(g)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/28/06	5.44 (b)(d)	5,000,000	5,000,000
7/3/06 to 8/1/06	5.11 to 5.29 (d)(g)	15,000,000	15,000,000
Monumental Life Insurance Co.
7/3/06	5.25 to 5.28 (d)(g)	10,000,000	10,000,000
New York Life Insurance Co.
9/29/06	5.58 (d)(g)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
8/1/06	5.32 (d)(g)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Asset-Backed Securities - 0.1%

Wind Master Trust Notes
9/25/06	5.08 (b)(d)	1,000,000	1,000,000
Wind Trust
2/25/07	5.08 (b)(d)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			2,000,000
Municipal Securities - 0.5%

San Jose Redev. Agcy. Rev. Series A, 5.35%, VRDN (d)(e)		11,250,000	11,250,000
Repurchase Agreements - 22.6%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 6/30/06 due 7/3/06 at 5.33%	$ 7,160,181	7,157,000
With:
Banc of America Securities LLC at 5.36%, dated 6/30/06 due 7/3/06 (Collateralized by Commercial Paper Obligations valued at $76,500,000, 0%, 7/3/06 - 7/27/06)	75,033,500	75,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
Barclays Capital, Inc. at 5.39%, dated 6/30/06 due 7/3/06 (Collateralized by Equity Securities valued at $94,500,021)	$ 90,040,425	$ 90,000,000
Citigroup Global Markets, Inc. at 5.36%, dated 6/30/06 due 7/3/06 (Collateralized by Commercial Paper Obligations valued at $102,000,001, 0%, 7/26/06)	100,044,667	100,000,000
Deutsche Bank Securities, Inc. at 5.44%, dated 6/30/06 due 7/3/06 (Collateralized by Mortgage Loan Obligations valued at $84,000,000, 5.5%, 6/25/35 - 9/25/35)	80,036,267	80,000,000
Goldman Sachs & Co. at 5.41%, dated:
5/23/06 due 8/21/06 (Collateralized by Mortgage Loan Obligations valued at $20,400,000, 6%, 5/25/36) (d)(f)	20,270,500	20,000,000
6/30/06 due 7/3/06 (Collateralized by Corporate Obligations valued at $39,900,001, 10.75%, 12/15/15)	38,017,140	38,000,000
J.P. Morgan Securities, Inc. at 5.41%, dated 6/30/06 due 8/9/06 (Collateralized by Corporate Obligations valued at $17,854,421, 8.75%, 12/29/10) (d)(f)	17,102,189	17,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.44%, dated 4/21/06 due 7/19/06 (Collateralized by Corporate Obligations valued at $24,189,029, 5.63% - 8.75%, 2/15/09 - 12/15/15) (d)(f)	23,309,324	23,000,000
Morgan Stanley & Co. at:
5.38%, dated 6/30/06 due 8/9/06 (Collateralized by Mortgage Loan Obligations valued at $21,105,000, 0% - 5.5%, 9/25/33 - 9/11/42)	20,119,556	20,000,000
5.46%, dated 6/30/06 due 7/3/06 (Collateralized by Equity Securities valued at $5,250,529)	5,002,275	5,000,000
TOTAL REPURCHASE AGREEMENTS		475,157,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,135,314,746)	2,135,314,746
NET OTHER ASSETS - (1.5)%	(31,110,560)
NET ASSETS - 100%	$ 2,104,204,186
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. at the period end, the value of these securities amounted to $301,567,601 or 14.3% of net assets.

(c) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $6,946,868. The principal amount of the outstanding reverse repurchase agreement is $6,950,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $124,000,000 or 5.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 5.2%, 7/10/06	1/9/06	$ 6,000,000
5.23%, 7/11/06	10/11/05	$ 5,000,000
5.26%, 8/29/06	8/26/04	$ 36,000,000
ING USA Annuity & Life Insurance Co. 5.54%, 9/25/06	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 5.13%, 7/1/06	3/31/03	$ 7,000,000
Metropolitan Life Insurance Co.: 5.11%, 7/3/06	3/26/02	$ 10,000,000
5.29%, 8/1/06	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 5.25%, 7/3/06	9/17/98	$ 5,000,000
5.28%, 7/3/06	3/12/99	$ 5,000,000
New York Life Insurance Co. 5.58%, 9/29/06	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co. 5.3%, 8/29/06	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 5.32%, 8/1/06	4/28/00	$ 10,000,000
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $389,008 of which $108,598, $174,987 and $105,423 will expire on December 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

VIP Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $475,157,000) - See accompanying schedule: Unaffiliated issuers (cost $2,135,314,746)		$ 2,135,314,746
Cash		383,419
Receivable for fund shares sold		2,290,076
Interest receivable		6,275,069
Prepaid expenses		2,942
Other receivables		10
Total assets		2,144,266,262

Liabilities
Payable for investments purchased	$ 25,000,000
Payable for fund shares redeemed	7,501,564
Accrued management fee	393,812
Distribution fees payable	15,977
Collateral on reverse repurchase agreement payable	6,950,724
Other affiliated payables	137,031
Other payables and accrued expenses	62,968
Total liabilities		40,062,076

Net Assets		$ 2,104,204,186
Net Assets consist of:
Paid in capital		$ 2,104,542,298
Distributions in excess of net investment income		(19,231)
Accumulated undistributed net realized gain (loss) on investments		(318,881)
Net Assets		$ 2,104,204,186

Initial Class: Net Asset Value, offering price and redemption price per share ($1,665,811,290 ÷ 1,666,136,286 shares)		$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($22,120,301 ÷ 22,122,144 shares)		$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($73,369,643 ÷ 73,372,469 shares)		$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($342,902,952 ÷ 342,886,113 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Interest (including $70,312 from affiliated interfund lending)		$ 40,475,787

Expenses
Management fee	$ 1,904,574
Transfer agent fees	634,241
Distribution fees	85,129
Accounting fees and expenses	90,038
Independent trustees' compensation	3,080
Custodian fees and expenses	23,855
Audit	24,067
Legal	631
Interest	8,884
Miscellaneous	39,455
Total expenses before reductions	2,813,954
Expense reductions	(2,089)	2,811,865
Net investment income		37,663,922
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(8,349)
Net increase in net assets resulting from operations		$ 37,655,573

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 37,663,922	$ 45,355,398
Net realized gain (loss)	(8,349)	(105,423)
Net increase in net assets resulting from operations	37,655,573	45,249,975
Distributions to shareholders from net investment income	(37,657,797)	(45,352,183)
Share transactions - net increase (decrease)	558,052,256	119,003,253
Total increase (decrease) in net assets	558,050,032	118,901,045

Net Assets
Beginning of period	1,546,154,154	1,427,253,109
End of period (including distributions in excess of net investment income of $19,231 and distributions in excess of net investment income of $25,356, respectively)	$ 2,104,204,186	$ 1,546,154,154

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.030	.012	.010	.017	.041
Distributions from net investment income	(.022)	(.030)	(.012)	(.010)	(.017)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.26%	3.03%	1.21%	1.00%	1.69%	4.18%
Ratios to Average Net Assets E
Expenses before reductions	.32% A	.29%	.29%	.29%	.29%	.28%
Expenses net of fee waivers, if any	.32% A	.29%	.29%	.29%	.29%	.28%
Expenses net of all reductions	.32% A	.29%	.29%	.29%	.29%	.28%
Net investment income	4.52% A	3.00%	1.18%	1.00%	1.68%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,665,811	$ 1,347,642	$ 1,392,449	$ 1,817,440	$ 2,705,069	$ 2,753,379

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.029	.011	.009	.016	.040
Distributions from net investment income	(.022)	(.029)	(.011)	(.009)	(.016)	(.040)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.21%	2.92%	1.10%	.90%	1.61%	4.10%
Ratios to Average Net Assets E
Expenses before reductions	.43% A	.40%	.40%	.38%	.39%	.39%
Expenses net of fee waivers, if any	.43% A	.40%	.40%	.38%	.39%	.39%
Expenses net of all reductions	.43% A	.40%	.40%	.38%	.39%	.39%
Net investment income	4.42% A	2.88%	1.08%	.91%	1.58%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,120	$ 20,987	$ 13,905	$ 19,606	$ 8,017	$ 6,143

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.021	.027	.009	.007	.014	.039
Distributions from net investment income	(.021)	(.027)	(.009)	(.007)	(.014)	(.039)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.13%	2.77%	.95%	.75%	1.45%	3.96%
Ratios to Average Net Assets E
Expenses before reductions	.57% A	.54%	.55%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.57% A	.54%	.55%	.54%	.54%	.55%
Expenses net of all reductions	.57% A	.54%	.55%	.54%	.54%	.55%
Net investment income	4.27% A	2.90%	.93%	.75%	1.43%	3.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,370	$ 51,301	$ 20,899	$ 3,068	$ 47,604	$ 40,267

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.016
Distributions from net investment income	(.022)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return B, C, D	2.23%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.38% A	.36% A
Expenses net of fee waivers, if any	.38% A	.36% A
Expenses net of all reductions	.38% A	.36% A
Net investment income	4.46% A	3.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 342,903	$ 126,224

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower had certain expenses not been reduced during the periods shown. E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP High Income Portfolio and VIP Money Market Portfolio (the Funds) are funds of VIP Variable Insurance Products Fund. VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio (the Funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. VIP High Income Portfolio also offers Initial Class R, Service Class R and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

Certain Funds may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, and affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by VIP Money Market are valued at amortized cost, which approximates value.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006, deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

For VIP Money Market, dividends are declared daily and paid monthly from net investment income and distributions from realized gains, if any, are recorded on the ex-dividend date. For all other VIP funds, distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships (including allocations from CIPs), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Asset Manager	$ 2,236,303,319	$ 65,662,265	$ (36,891,874)	$ 28,770,391
VIP Asset Manager: Growth	236,950,477	9,556,529	(5,906,590)	3,649,939
VIP Balanced	352,199,606	36,310,657	(11,634,749)	24,675,908
VIP High Income	1,249,461,574	19,241,297	(26,362,931)	(7,121,634)
VIP Money Market	2,135,314,746	-	-	-

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the applicable fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, each applicable Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. For VIP Money Market, the average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $4,565,750 and the weighted average interest rate was 4.38%. Information regarding reverse repurchase agreements open at period end is included at the end of each applicable Fund's Schedule of Investments.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable Fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable Fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain Funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. A Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. Certain Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable Fund are recorded in the accompanying

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements - continued

Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by each applicable Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, certain Funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager	2,230,143,543	2,451,478,391
VIP Asset Manager: Growth	326,283,796	357,795,908
VIP Balanced	112,302,632	107,188,463
VIP High Income	435,205,081	644,989,901

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee.

For all funds except VIP Money Market, the management fee is the sum of an individual fund fee rate applied to the average net assets of each Fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the Fund's average net assets for VIP High Income, .30% for VIP Asset Manager: Growth, .25% for VIP Asset Manager, and .15% for VIP Balanced. The group fee rates averaged .27% for the equity funds and .12% for the fixed-income funds during the period.

For VIP Money Market, the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .12% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases. During the period the income-based portion of the management fee was $897,055 or an annualized rate of .11% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

For the period each Fund's total annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

VIP Asset Manager	.52%
VIP Asset Manager: Growth	.57%
VIP Balanced	.42%
VIP High Income	.57%
VIP Money Market	.23%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class and Service Class R's average net assets and .25% of Service Class 2 and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
VIP Asset Manager	$ 13,345	$ 71,956	$ -	$ -
VIP Asset Manager: Growth	2,809	7,678	-	-
VIP Balanced	8,749	52,513	-	-
VIP High Income	151,643	110,737	42	106
VIP Money Market	11,586	73,543	-	-

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of the Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. The Investor Class of VIP Asset Manager, VIP Asset Manager: Growth and VIP Balanced pays a transfer agent fee equal to an annual rate of .18% of its month end assets. The Investor Class of VIP High Income and VIP Money Market pays a transfer agent fee equal to an annual rate of .14% and .12%, of its month end net assets, respectively. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

VIP Asset Manager
Initial Class	$ 774,850
Service Class	9,792
Service Class 2	22,831
Investor Class	16,252
$ 823,725
VIP Asset Manager: Growth
Initial Class	$ 85,098
Service Class	1,943
Service Class 2	3,032
Investor Class	5,048
$ 95,121
VIP Balanced
Initial Class	$ 95,508
Service Class	6,625
Service Class 2	15,473
Investor Class	33,488
$ 151,094
VIP High Income
Initial Class	$ 344,454
Service Class	100,432
Service Class 2	32,176
Initial Class R	30
Service Class R	30
Service Class 2R	30
Investor Class	25,145
$ 502,297

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

VIP Money Market
Initial Class	$ 473,797
Service Class	8,649
Service Class 2	20,010
Investor Class	131,785
$ 634,241

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. Certain Funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Certain Funds may also invest in Ultra-Short Central Fund, managed by FIMM, which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

Certain Funds may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Fidelity VIP Investment Grade CIP seeks a high level of income by normally investing in investment-grade debt securities. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Funds' Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Funds may also participate in derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Funds.

A complete unaudited list of holdings for the Central Funds, as of the Funds' report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Funds' financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

On June 23, 2006, VIP Asset Manager, VIP Asset Manager: Growth and VIP Balanced completed a non-taxable exchange of securities for shares of the Fidelity VIP Investment Grade Central Investment Portfolio, an affiliated entity. These are considered non-taxable exchanges for federal income tax purposes, with no gain or loss recognized by each Fund or their shareholders.

VIP Asset Manager exchanged securities with value, including accrued interest, of $652,127,185 (which included $20,726,447 of unrealized depreciation) for 6,521,272 shares (each then valued at $100.00 per share) of the Fidelity VIP Investment Grade Central Investment Portfolio.

VIP Asset Manager: Growth exchanged securities with value, including accrued interest, of $36,336,844 (which included $818,420 of unrealized depreciation) for 363,368 shares (each then valued at $100.00 per share) of the Fidelity VIP Investment Grade Central Investment Portfolio.

VIP Balanced exchanged securities with value, including accrued interest, of $92,915,128 (which included $3,741,821 of unrealized depreciation) for 929,151 shares (each then valued at $100.00 per share) of the Fidelity VIP Investment Grade Central Investment Portfolio.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager	$ 20,721
VIP Asset Manager: Growth	3,296
VIP Balanced	1,351

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Asset Manager: Growth	Borrower	$ 5,161,500	4.99%	$ 1,432
VIP High Income	Borrower	50,002,000	4.95%	6,880
VIP Money Market	Lender	13,042,615	4.98%	-

5. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

VIP Asset Manager	$ 3,738
VIP Asset Manager: Growth	410
VIP Balanced	523
VIP High Income	2,206

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in either cash equivalents or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to:

VIP Asset Manager	$ 145,570
VIP Asset Manager: Growth	11,373
VIP Balanced	9,580

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangement	Custody expense reduction
VIP Asset Manager	$ 353,676	$ 1,594
VIP Asset Manager: Growth	81,992	95
VIP Balanced	80,539	373
VIP High Income	-	2,873
VIP Money Market	-	2,089

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager	24%	1	18%
VIP Asset Manager: Growth	73%	-	-
VIP Balanced	70%	1	15%
VIP High Income	23%	2	48%
VIP Money Market	63%	-	-

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Asset Manager
From net investment income
Initial Class	$ 63,434,414	$ 70,750,221
Service Class	706,426	792,593
Service Class 2	1,331,968	999,970
Investor Class	301,562	-
Total	$ 65,774,370	$ 72,542,784
From net realized gain
Initial Class	$ -	$ 907,054
Service Class	-	10,711
Service Class 2	-	13,698
Total	$ -	$ 931,463
VIP Asset Manager: Growth
From net investment income
Initial Class	$ 5,133,317	$ 6,891,918
Service Class	109,477	146,131
Service Class 2	111,370	118,526
Investor Class	41,341	-
Total	$ 5,395,505	$ 7,156,575
VIP Balanced
From net investment income
Initial Class	$ 5,648,168	$ 7,331,284
Service Class	346,499	507,567
Service Class 2	759,239	877,840
Investor Class	446,991	-
Total	$ 7,200,897	$ 8,716,691
From net realized gain
Initial Class	$ 9,229,031	$ 200,857
Service Class	599,479	14,502
Service Class 2	1,395,661	26,204
Investor Class	714,043	-
Total	$ 11,938,214	$ 241,563

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP High Income
From net investment income
Initial Class	$ 847,847	$ 178,515,690
Service Class	254,520	49,309,732
Service Class 2	72,183	13,285,899
Initial Class R	68	12,124
Service Class R	68	12,013
Service Class 2R	68	11,933
Investor Class	19,990	1,156,239
Total	$ 1,194,744	$ 242,303,630
VIP Money Market
From net investment income
Initial Class	$ 31,309,337	$ 42,861,410
Service Class	505,132	503,413
Service Class 2	1,244,858	1,060,557
Investor Class	4,598,470	926,803
Total	$ 37,657,797	$ 45,352,183

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Asset Manager
Initial Class
Shares sold	1,275,668	2,915,947	$ 19,098,952	$ 42,234,659
Reinvestment of distributions	4,291,909	4,952,127	63,434,414	71,657,275
Shares redeemed	(20,345,272)	(33,114,328)	(305,987,520)	(480,629,101)
Net increase (decrease)	(14,777,695)	(25,246,254)	$ (223,454,154)	$ (366,737,167)
Service Class
Shares sold	74,079	242,272	$ 1,102,698	$ 3,487,071
Reinvestment of distributions	48,056	55,824	706,426	803,304
Shares redeemed	(428,732)	(577,213)	(6,462,722)	(8,354,296)
Net increase (decrease)	(306,597)	(279,117)	$ (4,653,598)	$ (4,063,921)
Service Class 2
Shares sold	2,121,168	1,466,235	$ 31,232,630	$ 20,976,506
Reinvestment of distributions	91,356	70,935	1,331,968	1,013,668
Shares redeemed	(2,238,945)	(566,476)	(32,205,855)	(8,095,836)
Net increase (decrease)	(26,421)	970,694	$ 358,743	$ 13,894,338
Investor Class
Shares sold	855,333	630,233	$ 12,856,343	$ 9,272,918
Reinvestment of distributions	20,431	-	301,562	-
Shares redeemed	(39,598)	(9,837)	(595,879)	(144,609)
Net increase (decrease)	836,166	620,396	$ 12,562,026	$ 9,128,309

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP Asset Manager: Growth
Initial Class
Shares sold	160,945	400,393	$ 2,094,720	$ 4,987,117
Reinvestment of distributions	399,480	553,123	5,133,317	6,891,918
Shares redeemed	(3,407,241)	(4,783,614)	(44,854,668)	(59,550,144)
Net increase (decrease)	(2,846,816)	(3,830,098)	$ (37,626,631)	$ (47,671,109)
Service Class
Shares sold	16,213	79,697	$ 211,417	$ 986,639
Reinvestment of distributions	8,573	11,794	109,477	146,131
Shares redeemed	(46,645)	(121,815)	(600,589)	(1,500,514)
Net increase (decrease)	(21,859)	(30,324)	$ (279,695)	$ (367,744)
Service Class 2
Shares sold	78,184	201,792	$ 1,018,416	$ 2,506,921
Reinvestment of distributions	8,762	9,613	111,370	118,526
Shares redeemed	(64,432)	(261,528)	(822,619)	(3,239,888)
Net increase (decrease)	22,514	(50,123)	$ 307,167	$ (614,441)
Investor Class
Shares sold	368,476	159,021	$ 4,779,797	$ 2,003,653
Reinvestment of distributions	3,225	-	41,341	-
Shares redeemed	(22,055)	(56,392)	(288,872)	(726,883)
Net increase (decrease)	349,646	102,629	$ 4,532,266	$ 1,276,770
VIP Balanced
Initial Class
Shares sold	616,096	1,236,357	$ 9,046,735	$ 17,375,383
Reinvestment of distributions	1,039,636	539,938	14,877,198	7,532,140
Shares redeemed	(1,598,766)	(3,374,047)	(23,456,373)	(47,380,600)
Net increase (decrease)	56,966	(1,597,752)	$ 467,560	$ (22,473,077)
Service Class
Shares sold	1,634	21,835	$ 23,502	$ 304,769
Reinvestment of distributions	66,384	37,586	945,978	522,069
Shares redeemed	(199,140)	(309,945)	(2,908,610)	(4,318,560)
Net increase (decrease)	(131,122)	(250,524)	$ (1,939,130)	$ (3,491,722)
Service Class 2
Shares sold	1,727,988	692,036	$ 25,468,519	$ 9,651,143
Reinvestment of distributions	151,860	65,368	2,154,900	904,044
Shares redeemed	(1,990,729)	(579,257)	(29,133,920)	(8,109,967)
Net increase (decrease)	(110,881)	178,147	$ (1,510,501)	$ 2,445,220
Investor Class
Shares sold	2,804,615	966,823	$ 41,002,519	$ 13,896,815
Reinvestment of distributions	81,248	-	1,161,035	-
Shares redeemed	(209,350)	(9,709)	(3,037,636)	(138,418)
Net increase (decrease)	2,676,513	957,114	$ 39,125,918	$ 13,758,397
VIP High Income
Initial Class
Shares sold	8,041,874	37,931,608	$ 50,707,187	$ 248,546,554
Reinvestment of distributions	135,655	28,128,457	847,847	178,515,690
Shares redeemed	(45,318,403)	(86,845,685)	(286,369,601)	(567,756,363)
Net increase (decrease)	(37,140,874)	(20,785,620)	$ (234,814,567)	$ (140,694,119)
Service Class
Shares sold	5,525,758	29,061,863	$ 34,658,505	$ 188,149,058
Reinvestment of distributions	40,920	7,805,887	254,520	49,309,732
Shares redeemed	(18,162,559)	(38,948,041)	(114,351,653)	(254,601,512)
Net increase (decrease)	(12,595,881)	(2,080,291)	$ (79,438,628)	$ (17,142,722)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
VIP High Income - continued
Service Class 2
Shares sold	4,172,135	16,971,594	$ 25,999,511	$ 108,910,856
Reinvestment of distributions	11,718	2,124,657	72,183	13,285,899
Shares redeemed	(4,511,686)	(18,474,037)	(28,102,266)	(119,201,649)
Net increase (decrease)	(327,833)	622,214	$ (2,030,572)	$ 2,995,106
Initial Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	1,917	68	12,124
Net increase (decrease)	10	1,917	$ 68	$ 12,124
Service Class R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	1,906	68	12,013
Net increase (decrease)	11	1,906	$ 68	$ 12,013
Service Class 2R
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	1,910	68	11,933
Net increase (decrease)	11	1,910	$ 68	$ 11,933
Investor Class
Shares sold	4,732,528	2,735,811	$ 29,793,021	$ 17,864,903
Reinvestment of distributions	3,204	188,006	19,990	1,156,239
Shares redeemed	(1,358,018)	(105,654)	(8,607,100)	(692,378)
Net increase (decrease)	3,377,714	2,818,163	$ 21,205,911	$ 18,328,764
Transactions for each class of shares at a $1.00 per share were as follows:
VIP Money Market
Initial Class
Shares sold	561,681,306	578,771,972
Reinvestment of distributions	31,455,054	42,689,819
Shares redeemed	(274,945,113)	(666,171,512)
Net increase (decrease)	318,191,247	(44,709,721)
Service Class
Shares sold	38,807,480	38,588,771
Reinvestment of distributions	507,558	501,078
Shares redeemed	(38,182,912)	(32,005,992)
Net increase (decrease)	1,132,126	7,083,857
Service Class 2
Shares sold	47,679,479	53,115,392
Reinvestment of distributions	1,250,993	1,055,054
Shares redeemed	(26,863,202)	(23,765,829)
Net increase (decrease)	22,067,270	30,404,617
Investor Class
Shares sold	280,858,677	158,042,483
Reinvestment of distributions	4,619,968	912,610
Shares redeemed	(68,817,032)	(32,730,593)
Net increase (decrease)	216,661,613	126,224,500

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio
VIP Asset Manager: Growth Portfolio
VIP Balanced Portfolio
VIP High Income Portfolio
VIP Money Market Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of each fund's assets; (iii) the nature or level of services provided under each fund's management contract or sub-advisory agreements; (iv) the day-to-day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund's portfolio manager would not change, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Agreement is fair and reasonable, and that each fund's Agreement should be approved.

VIP High Income Portfolio / VIP Money Market Portfolio

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services (VIP High Income Portfolio). The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Resources Dedicated to Investment Management and Support Services (VIP Money Market Portfolio). The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services (VIP High Income Portfolio). The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Shareholder and Administrative Services (VIP Money Market Portfolio). The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class (except Investor Class), as well as each fund's relative investment performance for each class (except Investor Class) measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Service Class 2 and Initial Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). (Investor Class of each fund, which has no 12b-1 fee, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP High Income Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the second quartile for the one- and three-year periods and the fourth quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Initial Class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Money Market Portfolio

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit the fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 21% would mean that 79% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. The Board also recognized that the income-based component of VIP Money Market Portfolio's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

VIP High Income Portfolio

VIP Money Market Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Initial Class R, Investor Class, Service Class, and Service Class R of VIP High Income Portfolio ranked below its competitive median for 2005, and the total expenses of each of Service Class 2 and Service Class 2 R of VIP High Income Portfolio ranked above its competitive median for 2005. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the total expenses of each class of VIP Money Market Portfolio ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Asset Manager, and High Income Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced, Money Market,
and Asset Manager Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Asset Manager,
and High Income Portfolios

Fidelity Research & Analysis Company (formerly Fidelity
Management & Research (Far East) Inc.)
Asset Manager: Growth, Balanced, Asset Manager,
Money Market, and High Income Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Asset Manager,
and High Income Portfolios

Fidelity International Investment Advisors
Asset Manager: Growth, Balanced, Money Market,
Asset Manager, and High Income Portfolios

Fidelity International Investment Advisors (U.K.) Limited
Asset Manager: Growth, Balanced, Money Market,
Asset Manager, and High Income Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Money Market and High Income Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced, and Asset Manager Portfolios

VIPGRP2-SANN-0806
1.803535.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Balanced Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Balanced Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006